ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

The following includes fund trust abbreviations that occur throughout this report:

Fund Trust Abbreviations -

ONFI - Ohio National Fund, Inc.

FIDS - Fidelity® Variable Insurance Products Fund - Service Class

FID2 - Fidelity® Variable Insurance Products Fund - Service Class 2

JASS - Janus Aspen Series - Service Shares

LEGI - Legg Mason Partners Variable Equity Trust - Class I

LEG2 - Legg Mason Partners Variable Income Trust - Class II

ASVT – Allspring Variable Trust

MSV2 - Morgan Stanley Variable Insurance Fund, Inc. - Class II

GSVI - Goldman Sachs Variable Insurance Trust - Institutional Shares

GSVS - Goldman Sachs Variable Insurance Trust - Service Shares

LAZS - Lazard Retirement Series, Inc. - Service Shares

PRS2 - The Prudential Series Fund, Inc. - Class II

JPMI - J.P. Morgan Insurance Trust - Class I

ABVB - AB Variable Products Series Fund, Inc. - Class B

MFSI - MFS® Variable Insurance Trust - Service Class

MFS2 - MFS® Variable Insurance Trust II - Service Class

PVIA - PIMCO Variable Insurance Trust - Administrative Shares

BNYS - BNY Mellon Variable Investment Fund - Service Shares

ROYI - Royce Capital Fund - Investment Class

AIMI - AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

NBAS - Neuberger Berman Advisers Management Trust - S Class

FRT2 - Franklin Templeton Variable Insurance Products Trust - Class 2

FRT5 - Franklin Templeton Variable Insurance Products Trust - Class 5

FRT4 - Franklin Templeton Variable Insurance Products Trust - Class 4

FEDS - Federated Hermes Insurance Series

IVYV - Ivy Variable Insurance Portfolios

NLV2 - Northern Lights Variable Trust - Class 2

NLV3 - Northern Lights Variable Trust - Class 3

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2021

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
ONFI - ON Bond Subaccount	72,487	$1,202,192	$1,441,036	$1,441,036	$0	$1,441,036
ONFI - ON BlackRock Balanced Allocation Subaccount	455,864	15,422,998	19,342,292	19,333,508	8,784	19,342,292
ONFI - ON BlackRock Advantage International Equity Subaccount	156,991	1,966,331	2,894,908	2,894,908	0	2,894,908
ONFI - ON Janus Henderson Forty Subaccount	28,574	518,644	1,040,965	1,040,965	0	1,040,965
ONFI - ON AB Small Cap Subaccount (b)	75,943	2,167,963	3,237,456	3,231,553	5,903	3,237,456
ONFI - ON AB Mid Cap Core Subaccount (b)	8,822	210,348	550,956	550,956	0	550,956
ONFI - ON S&P 500® Index Subaccount	268,039	7,298,698	12,383,382	12,372,702	10,680	12,383,382
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	318,307	4,526,685	7,534,335	7,522,880	11,455	7,534,335
ONFI - ON Federated High Income Bond Subaccount	228,504	3,827,754	4,931,124	4,927,484	3,640	4,931,124
ONFI - ON Nasdaq-100® Index Subaccount	171,497	3,006,636	4,901,384	4,901,384	0	4,901,384
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	312,953	8,704,603	14,032,831	14,012,568	20,263	14,032,831
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	138,610	3,730,260	5,265,798	5,257,273	8,525	5,265,798
ONFI - ON S&P MidCap 400® Index Subaccount	44,892	642,105	1,177,070	1,177,070	0	1,177,070
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	67,887	1,349,077	2,284,394	2,280,019	4,375	2,284,394
ONFI - ON Risk Managed Balanced Subaccount	551,506	7,440,050	9,463,842	9,463,842	0	9,463,842
ONFI - ON Federated Core Plus Bond Subaccount	1,324,947	13,700,008	13,646,951	13,644,926	2,025	13,646,951
ONFI - ON Janus Henderson U.S. Low Volatility Subaccount	2,166,511	21,687,705	24,091,606	24,091,606	0	24,091,606
ONFI - ON iShares Managed Risk Balanced Subaccount	1,357,304	13,575,543	13,885,220	13,885,220	0	13,885,220
ONFI - ON Moderately Conservative Model Subaccount	195,312	2,417,510	2,601,554	2,601,554	0	2,601,554
ONFI - ON Balanced Model Subaccount	135,207	1,484,186	1,922,639	1,922,639	0	1,922,639
ONFI - ON Moderate Growth Model Subaccount	191,423	2,208,219	2,921,117	2,921,117	0	2,921,117
ONFI - ON Growth Model Subaccount	61,412	707,556	1,011,452	1,011,452	0	1,011,452
FIDS - VIP Government Money Market Subaccount	3,067,252	3,067,252	3,067,252	3,066,632	620	3,067,252
FID2 - VIP Mid Cap Subaccount	181,964	5,896,091	7,167,578	7,163,000	4,578	7,167,578
FID2 - VIP Contrafund® Subaccount	112,703	3,639,176	5,918,011	5,917,498	513	5,918,011
FID2 - VIP Growth Subaccount	10,838	822,930	1,077,502	1,077,502	0	1,077,502
FID2 - VIP Equity-Income Subaccount	51,965	1,127,965	1,313,160	1,313,160	0	1,313,160
FID2 - VIP Real Estate Subaccount	105,376	1,793,065	2,461,592	2,459,355	2,237	2,461,592
FID2 - VIP Target Volatility Subaccount	579,383	6,739,514	7,363,957	7,363,957	0	7,363,957
JASS - Janus Henderson Research Subaccount	8,305	281,601	451,302	451,302	0	451,302
JASS - Janus Henderson Global Research Subaccount	2,263	97,091	156,828	156,828	0	156,828
JASS - Janus Henderson Balanced Subaccount	119,450	4,570,381	6,347,547	6,347,547	0	6,347,547
JASS - Janus Henderson Overseas Subaccount	71,808	2,459,207	2,945,567	2,945,567	0	2,945,567
JASS - Janus Henderson Flexible Bond Subaccount	17,424	226,557	231,218	231,218	0	231,218
LEGI - ClearBridge Variable Dividend Strategy Subaccount	30,646	575,243	785,149	785,149	0	785,149
LEGI - ClearBridge Variable Large Cap Value Subaccount	12,379	249,559	281,491	281,491	0	281,491
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount (d)	2,856,397	35,768,547	38,704,185	38,704,185	0	38,704,185
LEG2 - Western Asset Core Plus VIT Subaccount	1,470,040	8,721,516	8,746,738	8,744,185	2,553	8,746,738
ASVT - VT Opportunity Subaccount (e)	1,025	22,556	36,014	36,014	0	36,014
MSV2 - VIF U.S. Real Estate Subaccount	51,542	829,802	1,201,963	1,201,963	0	1,201,963
MSV2 - VIF Growth Subaccount	51,468	1,981,513	2,492,064	2,492,064	0	2,492,064
GSVI - Large Cap Value Subaccount	286,008	2,814,204	2,851,502	2,845,739	5,763	2,851,502
GSVI - U.S. Equity Insights Subaccount	29,374	471,851	589,235	589,235	0	589,235
GSVI - Strategic Growth Subaccount	29,900	394,125	497,240	497,240	0	497,240
GSVS - Large Cap Value Subaccount	559,525	5,307,824	5,584,060	5,584,060	0	5,584,060
GSVS - U.S. Equity Insights Subaccount	12,135	231,774	245,494	245,494	0	245,494
GSVS - Strategic Growth Subaccount	66,905	974,248	1,107,285	1,107,285	0	1,107,285
GSVS - Trend Driven Allocation Subaccount (f)	559,147	6,548,702	7,190,632	7,190,632	0	7,190,632
LAZS - Emerging Markets Equity Subaccount	298,027	5,857,925	6,514,861	6,510,418	4,443	6,514,861
LAZS - U.S. Small-Mid Cap Equity Subaccount	50,893	825,576	990,890	990,890	0	990,890
LAZS - International Equity Subaccount	1,006,363	10,587,620	11,069,989	11,057,259	12,730	11,069,989
LAZS - Global Dynamic Multi-Asset Subaccount	673,396	8,319,870	9,912,387	9,912,387	0	9,912,387
PRS2 - PSF PGIM Jennison Focused Blend Subaccount (a)	28,238	500,140	1,549,683	1,549,683	0	1,549,683
PRS2 - PSF PGIM Jennison Growth Subaccount (a)	5,247	240,765	735,161	735,161	0	735,161
JPMI - Small Cap Core Subaccount	36,657	845,611	1,041,050	1,041,050	0	1,041,050
JPMI - Mid Cap Value Subaccount	200,232	1,821,735	2,671,100	2,671,100	0	2,671,100
ABVB - VPS Growth & Income Subaccount	13,520	406,695	488,355	488,355	0	488,355
ABVB - VPS Small Cap Growth Subaccount	17,257	364,068	368,432	368,432	0	368,432
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2,738,253	31,759,953	33,543,595	33,543,595	0	33,543,595

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2021

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
MFSI - New Discovery Subaccount	35,289	$632,747	$700,129	$699,679	$450	$700,129
MFSI - Mid Cap Growth Subaccount	61,405	576,991	640,453	640,453	0	640,453
MFSI - Total Return Subaccount	90,983	2,134,064	2,472,923	2,472,923	0	2,472,923
MFS2 - Massachusetts Investors Growth Stock Subaccount	3,175	63,085	85,953	85,953	0	85,953
PVIA - Real Return Subaccount	650,790	8,520,180	9,104,557	9,100,657	3,900	9,104,557
PVIA - Global Bond Opportunities Subaccount	69,752	847,514	763,085	763,085	0	763,085
PVIA - CommodityRealReturn® Strategy Subaccount	168,905	1,384,192	1,307,322	1,307,322	0	1,307,322
PVIA - Short-Term Subaccount	78,981	817,427	813,507	813,507	0	813,507
PVIA - Low Duration Subaccount	230,509	2,366,081	2,358,105	2,357,185	920	2,358,105
BNYS - Appreciation Subaccount	16,110	637,849	853,186	853,186	0	853,186
ROYI - Small-Cap Subaccount	279,472	2,440,733	2,629,830	2,629,830	0	2,629,830
ROYI - Micro-Cap Subaccount	69,921	733,437	1,032,736	1,032,736	0	1,032,736
AIMI - Invesco V.I. International Growth Series II Subaccount	37,380	1,331,191	1,522,120	1,522,120	0	1,522,120
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	864,826	9,476,798	9,123,916	9,123,916	0	9,123,916
NBAS - AMT Mid Cap Intrinsic Value Subaccount	38,177	624,724	909,367	909,367	0	909,367
FRT2 - Franklin Income VIP Subaccount	46,726	711,165	783,127	783,127	0	783,127
FRT2 - Franklin DynaTech VIP Subaccount (b)	10,864	94,863	128,734	128,734	0	128,734
FRT2 - Templeton Foreign VIP Subaccount	119,642	1,588,744	1,625,933	1,616,560	9,373	1,625,933
FRT5 - Franklin VolSmart Allocation VIP Subaccount	306,857	3,912,906	4,762,425	4,762,425	0	4,762,425
FRT4 - Franklin Income VIP Subaccount	99,767	1,543,411	1,718,991	1,718,991	0	1,718,991
FRT4 - Franklin DynaTech VIP Subaccount (b)	118,034	981,248	1,326,704	1,326,704	0	1,326,704
FRT4 - Templeton Foreign VIP Subaccount	671,604	9,023,270	9,315,149	9,314,944	205	9,315,149
FRT4 - Franklin Allocation VIP Subaccount	113,887	732,103	702,681	702,681	0	702,681
FEDS - Kaufmann Fund II Service Shares Subaccount	45,555	787,271	1,020,442	1,020,442	0	1,020,442
IVYV - Delaware Ivy VIP Asset Strategy Subaccount (c)	314,056	3,041,134	3,199,856	3,199,856	0	3,199,856
IVYV - Delaware Ivy VIP Natural Resources Subaccount (c)	70,414	316,823	289,774	289,711	63	289,774
IVYV - Delaware Ivy VIP Science and Technology Subaccount (c)	25,302	716,330	746,548	746,548	0	746,548
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	452,290	5,108,139	5,730,519	5,730,519	0	5,730,519
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	903,075	10,469,275	12,146,359	12,146,359	0	12,146,359
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	369,421	4,147,980	4,839,411	4,839,411	0	4,839,411
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	51,366	585,433	653,892	653,892	0	653,892
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	83,890	964,780	1,124,972	1,124,972	0	1,124,972
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	36,897	412,034	481,138	481,138	0	481,138

(a)	Name changes effective on April 26, 2021:
PSF PGIM Jennison Focused Blend Subaccount formerly known as Jennison 20/20 Focus Subaccount
PSF PGIM Jennison Growth Subaccount formerly known as Jennison Subaccount
(b)	Name changes effective on May 1, 2021:
ON AB Mid Cap Core Subaccount formerly known as ON Janus Henderson Venture Subaccount
ON AB Small Cap Subaccount formerly known as ON Janus Henderson Enterprise Subaccount
Franklin DynaTech VIP Subaccount formerly known as Franklin Flex Cap Growth VIP Subaccount
(c)	Name changes effective on July 1, 2021:
Delaware Ivy VIP Asset Strategy Subaccount formerly known as VIP Asset Strategy Subaccount
Delaware Ivy VIP Natural Resources Subaccount formerly known as VIP Natural Resources Subaccount
Delaware Ivy VIP Science and Technology Subaccount formerly known as VIP Science and Technology Subaccount
(d)	Name changes effective on August 7, 2021: Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount formerly known as QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
(e)	Name changes effective on December 6, 2021:
ASVT (Allspring Variable Trust) formerly known as WFVT (Wells Fargo Variable Trust)
VT Opportunity Fund Subaccount formerly known as Opportunity Fund Subaccount
(f)	Name change effective on December 31, 2021: Trend Driven Allocation Subaccount formerly known as Global Trends Allocation Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2021

	Investment Activity				Realized and unrealized gain (loss) on investments
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain on (loss) investments	Net increase (decrease) in contract owners equity from operations
ONFI - ON Bond Subaccount	$38,664	(18,146)	20,518	3,099	49,724	(113,614)	(63,890)	$(40,273)
ONFI - ON BlackRock Balanced Allocation Subaccount	296,235	(262,829)	33,406	1,572,247	676,728	853,282	1,530,010	3,135,663
ONFI - ON BlackRock Advantage International Equity Subaccount	38,198	(39,013)	(815)	0	135,193	190,739	325,932	325,117
ONFI - ON Janus Henderson Forty Subaccount	0	(14,255)	(14,255)	140,398	52,783	(11,428)	41,355	167,498
ONFI - ON AB Small Cap Subaccount	0	(41,918)	(41,918)	362,174	124,398	(233,956)	(109,558)	210,698
ONFI - ON AB Mid Cap Core Subaccount	800	(7,066)	(6,266)	31,760	18,279	29,711	47,990	73,484
ONFI - ON S&P 500® Index Subaccount	171,675	(159,666)	12,009	643,549	1,243,274	978,250	2,221,524	2,877,082
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	97,334	(101,307)	(3,973)	0	544,708	1,074,174	1,618,882	1,614,909
ONFI - ON Federated High Income Bond Subaccount	253,647	(65,532)	188,115	0	174,447	(186,402)	(11,955)	176,160
ONFI - ON Nasdaq-100® Index Subaccount	22,838	(60,706)	(37,868)	919,831	318,863	(165,132)	153,731	1,035,694
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	133,783	(182,957)	(49,174)	1,199,439	1,116,259	1,025,772	2,142,031	3,292,296
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	0	(70,137)	(70,137)	633,275	278,582	(684,348)	(405,766)	157,372
ONFI - ON S&P MidCap 400® Index Subaccount	11,445	(15,255)	(3,810)	18,134	52,490	160,017	212,507	226,831
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	6,066	(30,547)	(24,481)	609,314	259,383	(327,772)	(68,389)	516,444
ONFI - ON Risk Managed Balanced Subaccount	56,629	(112,603)	(55,974)	1,194,241	360,760	(464,962)	(104,202)	1,034,065
ONFI - ON Federated Core Plus Bond Subaccount	46,648	(96,216)	(49,568)	1,649	4,950	(53,057)	(48,107)	(96,026)
ONFI - ON Janus Henderson U.S. Low Volatility Subaccount (note 4)	0	(174,713)	(174,713)	0	149,538	2,403,901	2,553,439	2,378,726
ONFI - ON iShares Managed Risk Balanced Subaccount (note 4)	0	(103,311)	(103,311)	0	5,755	309,678	315,433	212,122
ONFI - ON Moderately Conservative Model Subaccount	28,695	(35,084)	(6,389)	37,484	5,103	122,633	127,736	158,831
ONFI - ON Balanced Model Subaccount	16,174	(20,252)	(4,078)	19,777	57,839	100,445	158,284	173,983
ONFI - ON Moderate Growth Model Subaccount	11,819	(37,219)	(25,400)	24,072	79,664	276,463	356,127	354,799
ONFI - ON Growth Model Subaccount	2,470	(10,507)	(8,037)	8,791	13,453	131,747	145,200	145,954
FIDS - VIP Government Money Market Subaccount	276	(32,956)	(32,680)	0	(7)	0	(7)	(32,687)
FID2 - VIP Mid Cap Subaccount	24,764	(90,925)	(66,161)	1,132,632	317,142	78,916	396,058	1,462,529
FID2 - VIP Contrafund® Subaccount	1,612	(77,268)	(75,656)	711,690	495,216	204,599	699,815	1,335,849
FID2 - VIP Growth Subaccount	0	(12,451)	(12,451)	215,750	36,086	(42,231)	(6,145)	197,154
FID2 - VIP Equity-Income Subaccount	21,033	(18,636)	2,397	151,070	89,698	52,730	142,428	295,895
FID2 - VIP Real Estate Subaccount	21,995	(32,314)	(10,319)	14,106	112,696	646,399	759,095	762,882
FID2 - VIP Target Volatility Subaccount	1,736	(104,000)	(102,264)	945,413	238,157	(319,970)	(81,813)	761,336
JASS - Janus Henderson Research Subaccount	69	(5,428)	(5,359)	22,074	12,503	43,610	56,113	72,828
JASS - Janus Henderson Global Research Subaccount	551	(2,268)	(1,717)	7,296	19,906	(957)	18,949	24,528
JASS - Janus Henderson Balanced Subaccount	41,452	(83,385)	(41,933)	46,706	214,134	666,768	880,902	885,675
JASS - Janus Henderson Overseas Subaccount	29,827	(38,391)	(8,564)	0	46,916	284,562	331,478	322,914
JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	177,091	(158,986)	18,105	4,450,671	1,766,337	(4,272,437)	(2,506,100)	1,962,676
JASS - Janus Henderson Flexible Bond Subaccount	3,819	(3,363)	456	5,640	788	(12,990)	(12,202)	(6,106)
LEGI - ClearBridge Variable Dividend Strategy Subaccount	11,072	(8,320)	2,752	55,783	22,833	83,066	105,899	164,434
LEGI - ClearBridge Variable Large Cap Value Subaccount	2,822	(3,138)	(316)	23,815	9,101	33,233	42,334	65,833
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	976,281	(564,895)	411,386	0	344,352	3,461,471	3,805,823	4,217,209

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2021

	Investment Activity				Realized and unrealized gain (loss) on investments
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain on (loss) investments	Net increase (decrease) in contract owners equity from operations
LEG2 - Western Asset Core Plus VIT Subaccount	$198,334	(114,410)	83,924	0	26,036	(404,404)	(378,368)	$(294,444)
ASVT - VT Opportunity Subaccount	14	(457)	(443)	1,643	199	5,349	5,548	6,748
MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	0	(7,074)	(7,074)	0	60,376	(71,476)	(11,100)	(18,174)
MSV2 - VIF U.S. Real Estate Subaccount	20,673	(15,860)	4,813	0	55,562	305,609	361,171	365,984
MSV2 - VIF Growth Subaccount	0	(33,305)	(33,305)	744,509	255,513	(970,154)	(714,641)	(3,437)
GSVI - Large Cap Value Subaccount	31,999	(37,498)	(5,499)	347,239	16,994	200,368	217,362	559,102
GSVI - U.S. Equity Insights Subaccount	4,530	(8,166)	(3,636)	130,561	46,899	(30,987)	15,912	142,837
GSVI - Strategic Growth Subaccount	0	(6,469)	(6,469)	58,558	11,934	22,165	34,099	86,188
GSVS - Large Cap Value Subaccount	49,280	(75,851)	(26,571)	687,870	91,158	359,643	450,801	1,112,100
GSVS - U.S. Equity Insights Subaccount	1,280	(3,213)	(1,933)	53,002	26,784	(21,233)	5,551	56,620
GSVS - Strategic Growth Subaccount	0	(9,883)	(9,883)	131,690	47,644	(768)	46,876	168,683
GSVS - Trend Driven Allocation Subaccount	0	(99,645)	(99,645)	865,390	109,390	77,978	187,368	953,113
LAZS - Emerging Markets Equity Subaccount	121,391	(87,020)	34,371	0	127,309	110,541	237,850	272,221
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	510	(12,095)	(11,585)	1,057	20,418	146,762	167,180	156,652
LAZS - International Equity Subaccount	103,545	(146,114)	(42,569)	132,914	65,095	331,091	396,186	486,531
LAZS - Global Dynamic Multi-Asset Subaccount	282,063	(139,791)	142,272	0	170,599	667,425	838,024	980,296
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	0	(19,145)	(19,145)	0	129,443	101,819	231,262	212,117
PRS2 - PSF PGIM Jennison Growth Subaccount	0	(9,389)	(9,389)	0	53,423	49,932	103,355	93,966
JPMI - Small Cap Core Subaccount	4,810	(12,322)	(7,512)	23,247	60,883	90,461	151,344	167,079
JPMI - Mid Cap Value Subaccount	24,275	(36,712)	(12,437)	133,723	220,567	318,015	538,582	659,868
ABVB - VPS Growth & Income Subaccount	3,389	(7,412)	(4,023)	0	19,260	97,487	116,747	112,724
ABVB - VPS Small Cap Growth Subaccount	0	(4,998)	(4,998)	88,330	5,095	(67,688)	(62,593)	20,739
ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	0	(41,877)	(41,877)	0	1,263,245	(890,360)	372,885	331,008
ABVB - VPS Global Risk Allocation-Moderate Subaccount	0	(261,281)	(261,281)	0	100,065	1,618,702	1,718,767	1,457,486
MFSI - New Discovery Subaccount	0	(10,248)	(10,248)	139,931	71,462	(185,530)	(114,068)	15,615
MFSI - Mid Cap Growth Subaccount	0	(9,500)	(9,500)	156,688	58,699	(123,636)	(64,937)	82,251
MFSI - Total Return Subaccount	38,889	(33,371)	5,518	117,954	30,057	117,540	147,597	271,069
MFS2 - Massachusetts Investors Growth Stock Subaccount	25	(795)	(770)	10,420	1,929	5,957	7,886	17,536
PVIA - Real Return Subaccount	443,176	(121,687)	321,489	0	57,081	(7,645)	49,436	370,925
PVIA - Total Return Subaccount (note 4)	108,364	(81,725)	26,639	544,904	(293,793)	(552,483)	(846,276)	(274,733)
PVIA - Global Bond Opportunities Subaccount	37,725	(9,363)	28,362	11,637	(3,511)	(77,906)	(81,417)	(41,418)
PVIA - CommodityRealReturn® Strategy Subaccount	54,995	(19,778)	35,217	0	(50,786)	377,310	326,524	361,741
PVIA - Global Diversified Allocation Subaccount (note 4)	861,650	(171,358)	690,292	0	1,927,795	(954,500)	973,295	1,663,587
PVIA - Short-Term Subaccount	9,497	(11,260)	(1,763)	0	1,200	(10,878)	(9,678)	(11,441)
PVIA - Low Duration Subaccount	11,594	(28,432)	(16,838)	0	1,301	(33,441)	(32,140)	(48,978)
BNYS - Appreciation Subaccount	1,612	(9,919)	(8,307)	74,711	12,830	97,574	110,404	176,808
ROYI - Small-Cap Subaccount	36,160	(34,967)	1,193	0	(64,948)	696,107	631,159	632,352
ROYI - Micro-Cap Subaccount	0	(13,119)	(13,119)	44,784	58,039	169,339	227,378	259,043
AIMI - Invesco V.I. International Growth Series II Subaccount	16,016	(18,596)	(2,580)	103,185	12,949	(51,472)	(38,523)	62,082
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	274,136	(134,263)	139,873	294,950	(43,940)	328,474	284,534	719,357
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2,211	(12,496)	(10,285)	0	45,794	197,586	243,380	233,095
FRT2 - Franklin Income VIP Subaccount	34,960	(10,141)	24,819	0	2,553	76,904	79,457	104,276
FRT2 - Franklin DynaTech VIP Subaccount	0	(1,757)	(1,757)	8,421	6,537	5,725	12,262	18,926
FRT2 - Templeton Foreign VIP Subaccount	29,337	(19,839)	9,498	0	9,295	26,854	36,149	45,647

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2021

	Investment Activity				Realized and unrealized gain (loss) on investments
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain on (loss) investments	Net increase (decrease) in contract owners equity from operations
FRT5 - Franklin VolSmart Allocation VIP Subaccount	$146,722	(50,067)	96,655	186,813	197,262	67,052	264,314	$547,782
FRT4 - Franklin Income VIP Subaccount	73,401	(22,630)	50,771	0	12,549	169,264	181,813	232,584
FRT4 - Franklin DynaTech VIP Subaccount	0	(18,550)	(18,550)	96,164	63,535	52,369	115,904	193,518
FRT4 - Templeton Foreign VIP Subaccount	150,732	(124,373)	26,359	0	88,287	149,560	237,847	264,206
FRT4 - Franklin Allocation VIP Subaccount	11,515	(9,029)	2,486	0	(7,498)	73,687	66,189	68,675
FEDS - Kaufmann Fund II Service Shares Subaccount	0	(12,992)	(12,992)	71,353	13,770	(64,822)	(51,052)	7,309
FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	201,979	(76,235)	125,744	0	1,718,501	(851,052)	867,449	993,193
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	47,751	(20,112)	27,639	0	392,380	(159,237)	233,143	260,782
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	50,056	(40,666)	9,390	323,722	41,339	(97,954)	(56,615)	276,497
IVYV - Delaware Ivy VIP Natural Resources Subaccount	4,482	(3,444)	1,038	0	(6,764)	68,553	61,789	62,827
IVYV - Delaware Ivy VIP Science and Technology Subaccount	0	(9,688)	(9,688)	211,857	73,058	(177,051)	(103,993)	98,176
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	62,364	(78,376)	(16,012)	0	51,748	352,311	404,059	388,047
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	136,380	(168,884)	(32,504)	0	186,236	950,761	1,136,997	1,104,493
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	50,989	(70,156)	(19,167)	0	74,582	445,551	520,133	500,966
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	6,373	(8,361)	(1,988)	0	4,515	40,621	45,136	43,148
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	11,425	(13,849)	(2,424)	0	5,914	94,376	100,290	97,866
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	4,459	(6,098)	(1,639)	0	3,688	44,825	48,513	46,874

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ONFI - ON Bond Subaccount	ONFI - ON Bond Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON BlackRock Advantage International Equity Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$20,518	$(8,171)	$33,406	$(205,204)	$(815)	$(18,072)
Reinvested capital gains	3,099	0	1,572,247	86,186	0	0
Realized gain (loss)	49,724	39,354	676,728	162,842	135,193	59,070
Unrealized gain (loss)	(113,614)	66,886	853,282	2,278,900	190,739	180,308
Net increase (decrease) in contract owners' equity from operations	(40,273)	98,069	3,135,663	2,322,724	325,117	221,306
Equity transactions:
Contract purchase payments (note 1)	0	0	554	22,670	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	208,173	32,431	(1,347,402)	(1,106,977)	99,432	307,030
Transfers (to) and from fixed dollar contract	(2,885)	155	204	(7,342)	(44,968)	124
Withdrawals and surrenders	(106,330)	(7,957)	(781,407)	(547,780)	(102,151)	(1,197)
Surrender charges (note 2)	(47)	(61)	(1,106)	(1,387)	(5)	0
Annual contract charges (note 2)	(11,082)	(11,490)	(197,256)	(193,355)	(19,856)	(17,607)
Annuity and death benefit payments	(76,680)	(31,481)	(465,572)	(534,785)	(226,042)	(67,321)
Net equity transactions	11,149	(18,403)	(2,791,985)	(2,368,956)	(293,590)	221,029
Net change in contract owners' equity	(29,124)	79,666	343,678	(46,232)	31,527	442,335
Contract owners' equity:
Beginning of period	1,470,160	1,390,494	18,998,614	19,044,846	2,863,381	2,421,046
End of period	$1,441,036	$1,470,160	$19,342,292	$18,998,614	$2,894,908	$2,863,381

Change in units:
Beginning units	70,115	71,226	751,586	859,287	221,230	197,387
Units purchased	11,794	8,372	12,903	32,084	7,776	47,986
Units redeemed	(11,358)	(9,483)	(114,381)	(139,785)	(29,453)	(24,143)
Ending units	70,551	70,115	650,108	751,586	199,553	221,230

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ONFI - ON Foreign Subaccount (note 4)	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON AB Small Cap Subaccount	ONFI - ON AB Small Cap Subaccount
	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$2,210	$(14,255)	$(11,384)	$(41,918)	$(33,322)
Reinvested capital gains	0	140,398	19,406	362,174	51,629
Realized gain (loss)	(16,167)	52,783	64,624	124,398	262,992
Unrealized gain (loss)	(37,412)	(11,428)	192,948	(233,956)	587,184
Net increase (decrease) in contract owners' equity from operations	(51,369)	167,498	265,594	210,698	868,483
Equity transactions:
Contract purchase payments (note 1)	0	0	0	277	2,442
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	(284,729)	(37,155)	(29,468)	59,323	(520,706)
Transfers (to) and from fixed dollar contract	0	0	0	(2,166)	(7,234)
Withdrawals and surrenders	0	0	(10,048)	(101,080)	(76,327)
Surrender charges (note 2)	0	0	0	(216)	(59)
Annual contract charges (note 2)	(1,564)	(7,979)	(7,238)	(24,435)	(24,980)
Annuity and death benefit payments	(891)	(17,872)	(17,533)	(49,066)	(60,934)
Net equity transactions	(287,184)	(63,006)	(64,287)	(117,363)	(687,798)
Net change in contract owners' equity	(338,553)	104,492	201,307	93,335	180,685
Contract owners' equity:
Beginning of period	338,553	936,473	735,166	3,144,121	2,963,436
End of period	$0	$1,040,965	$936,473	$3,237,456	$3,144,121

Change in units:
Beginning units	17,297	30,597	32,130	106,093	131,283
Units purchased	448	313	2,684	4,755	9,806
Units redeemed	(17,745)	(1,998)	(4,217)	(8,182)	(34,996)
Ending units	0	28,912	30,597	102,666	106,093

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ONFI - ON AB Mid Cap Core Subaccount	ONFI - ON AB Mid Cap Core Subaccount	ONFI - ON S&P 500® Index Subaccount	ONFI - ON S&P 500® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(6,266)	$(5,265)	$12,009	$(94,508)	$(3,973)	$(24,994)
Reinvested capital gains	31,760	5,655	643,549	110,671	0	42,041
Realized gain (loss)	18,279	23,663	1,243,274	477,353	544,708	180,188
Unrealized gain (loss)	29,711	47,603	978,250	1,114,213	1,074,174	76,788
Net increase (decrease) in contract owners' equity from operations	73,484	71,656	2,877,082	1,607,729	1,614,909	274,023
Equity transactions:
Contract purchase payments (note 1)	0	0	37,487	11,348	554	13,738
Extra credit fund deposit (note 1)	0	0	0	0	0	6
Transfers (to) and from other subaccounts	2,851	(24,373)	(980,595)	(465,357)	(764,632)	339,823
Transfers (to) and from fixed dollar contract	0	0	(52,567)	(151,509)	(46,364)	(20,609)
Withdrawals and surrenders	(3,096)	(1,079)	(651,122)	(244,606)	(325,772)	(174,649)
Surrender charges (note 2)	0	0	(512)	(220)	(380)	(125)
Annual contract charges (note 2)	(4,147)	(3,834)	(87,298)	(82,808)	(66,177)	(64,242)
Annuity and death benefit payments	(2,574)	(2,284)	(197,892)	(222,084)	(164,215)	(231,694)
Net equity transactions	(6,966)	(31,570)	(1,932,499)	(1,155,236)	(1,366,986)	(137,752)
Net change in contract owners' equity	66,518	40,086	944,583	452,493	247,923	136,271
Contract owners' equity:
Beginning of period	484,438	444,352	11,438,799	10,986,306	7,286,412	7,150,141
End of period	$550,956	$484,438	$12,383,382	$11,438,799	$7,534,335	$7,286,412

Change in units:
Beginning units	11,442	12,342	314,439	350,592	322,017	322,009
Units purchased	112	149	20,493	15,294	2,210	42,077
Units redeemed	(260)	(1,049)	(66,037)	(51,447)	(55,146)	(42,069)
Ending units	11,294	11,442	268,895	314,439	269,081	322,017

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ONFI - ON Federated High Income Bond Subaccount	ONFI - ON Federated High Income Bond Subaccount	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$188,115	$10,111	$(37,868)	$(40,810)	$(49,174)	$(138,572)
Reinvested capital gains	0	0	919,831	169,733	1,199,439	0
Realized gain (loss)	174,447	144,683	318,863	455,096	1,116,259	451,687
Unrealized gain (loss)	(186,402)	33,772	(165,132)	823,697	1,025,772	1,516,131
Net increase (decrease) in contract owners' equity from operations	176,160	188,566	1,035,694	1,407,716	3,292,296	1,829,246
Equity transactions:
Contract purchase payments (note 1)	208	14,420	37,002	0	762	28,132
Extra credit fund deposit (note 1)	0	0	0	0	0	4
Transfers (to) and from other subaccounts	220,947	127,809	101,577	67,480	(1,500,831)	(903,489)
Transfers (to) and from fixed dollar contract	419	(11,150)	(40,472)	(330,127)	(5,939)	(26,629)
Withdrawals and surrenders	(159,268)	(89,327)	(222,262)	(690)	(521,651)	(232,083)
Surrender charges (note 2)	(211)	(135)	(157)	(168)	(638)	(179)
Annual contract charges (note 2)	(40,171)	(41,315)	(30,159)	(23,547)	(112,675)	(113,105)
Annuity and death benefit payments	(128,125)	(180,068)	(114,570)	(76,256)	(439,469)	(345,441)
Net equity transactions	(106,201)	(179,766)	(269,041)	(363,308)	(2,580,441)	(1,592,790)
Net change in contract owners' equity	69,959	8,800	766,653	1,044,408	711,855	236,456
Contract owners' equity:
Beginning of period	4,861,165	4,852,365	4,134,731	3,090,323	13,320,976	13,084,520
End of period	$4,931,124	$4,861,165	$4,901,384	$4,134,731	$14,032,831	$13,320,976

Change in units:
Beginning units	189,635	199,396	143,840	157,587	374,042	425,876
Units purchased	18,765	17,083	11,516	25,343	4,138	12,273
Units redeemed	(22,157)	(26,844)	(18,927)	(39,090)	(67,448)	(64,107)
Ending units	186,243	189,635	136,429	143,840	310,732	374,042

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON S&P MidCap 400® Index Subaccount	ONFI - ON S&P MidCap 400® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(70,137)	$(64,175)	$(3,810)	$(10,896)	$(24,481)	$(23,375)
Reinvested capital gains	633,275	57,979	18,134	3,197	609,314	26,267
Realized gain (loss)	278,582	551,049	52,490	26,472	259,383	352,475
Unrealized gain (loss)	(684,348)	980,958	160,017	61,762	(327,772)	192,749
Net increase (decrease) in contract owners' equity from operations	157,372	1,525,811	226,831	80,535	516,444	548,116
Equity transactions:
Contract purchase payments (note 1)	347	11,678	0	0	208	287
Extra credit fund deposit (note 1)	0	4	0	0	0	2
Transfers (to) and from other subaccounts	258,455	(1,099,308)	(20,979)	(31,978)	(268,374)	(393,744)
Transfers (to) and from fixed dollar contract	(3,658)	(12,434)	0	(42,688)	140	(8,957)
Withdrawals and surrenders	(188,912)	(124,001)	(7,983)	(17,619)	(67,984)	(62,169)
Surrender charges (note 2)	(304)	(79)	0	0	(146)	(46)
Annual contract charges (note 2)	(44,267)	(46,051)	(16,606)	(16,284)	(19,671)	(20,443)
Annuity and death benefit payments	(136,435)	(150,821)	(45,123)	(46,410)	(45,365)	(73,170)
Net equity transactions	(114,774)	(1,421,012)	(90,691)	(154,979)	(401,192)	(558,240)
Net change in contract owners' equity	42,598	104,799	136,140	(74,444)	115,252	(10,124)
Contract owners' equity:
Beginning of period	5,223,200	5,118,401	1,040,930	1,115,374	2,169,142	2,179,266
End of period	$5,265,798	$5,223,200	$1,177,070	$1,040,930	$2,284,394	$2,169,142

Change in units:
Beginning units	154,462	200,365	51,591	61,680	62,420	82,572
Units purchased	13,129	19,183	608	1,384	1,611	2,335
Units redeemed	(15,881)	(65,086)	(4,580)	(11,473)	(11,457)	(22,487)
Ending units	151,710	154,462	47,619	51,591	52,574	62,420

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Federated Core Plus Bond Subaccount	ONFI - ON Janus Henderson U.S. Low Volatility Subaccount (note 4)	ONFI - ON iShares Managed Risk Balanced Subaccount (note 4)	ONFI - ON Conservative Model Subaccount (note 4)
	2021	2020	2021(a)	06-25-2021 to 12-31-2021	06-25-2021 to 12-31-2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(55,974)	$(81,751)	$(49,568)	$(174,713)	$(103,311)	$(5,496)
Reinvested capital gains	1,194,241	173,376	1,649	0	0	3,138
Realized gain (loss)	360,760	407,595	4,950	149,538	5,755	229,391
Unrealized gain (loss)	(464,962)	880,982	(53,057)	2,403,901	309,678	(1,698)
Net increase (decrease) in contract owners' equity from operations	1,034,065	1,380,202	(96,026)	2,378,726	212,122	225,335
Equity transactions:
Contract purchase payments (note 1)	0	0	0	1,500	7,000	0
Extra credit fund deposit (note 1)	0	0	0	0	200	0
Transfers (to) and from other subaccounts	1,316,419	(400,144)	14,057,735	22,988,796	14,161,308	(584,975)
Transfers (to) and from fixed dollar contract	0	1,897	(2,344)	(2,962)	0	0
Withdrawals and surrenders	(489,872)	(443,160)	(114,666)	(847,313)	(308,976)	(2,496)
Surrender charges (note 2)	(1,988)	(1,252)	(60)	(3,292)	(108)	0
Annual contract charges (note 2)	(86,400)	(82,388)	(52,536)	(133,538)	(70,866)	(14,840)
Annuity and death benefit payments	(238,479)	(133,157)	(145,152)	(290,311)	(115,460)	(1,289)
Net equity transactions	499,680	(1,058,204)	13,742,977	21,712,880	13,673,098	(603,600)
Net change in contract owners' equity	1,533,745	321,998	13,646,951	24,091,606	13,885,220	(378,265)
Contract owners' equity:
Beginning of period	7,930,097	7,608,099	0	0	0	378,265
End of period	$9,463,842	$7,930,097	$13,646,951	$24,091,606	$13,885,220	$0

Change in units:
Beginning units	439,756	507,672	0	0	0	33,954
Units purchased	77,428	24,955	1,471,835	2,419,425	1,423,173	163,910
Units redeemed	(56,439)	(92,871)	(78,866)	(237,007)	(55,738)	(197,864)
Ending units	460,745	439,756	1,392,969	2,182,418	1,367,435	0

(a)	Subaccount was available for investment during the entire period ended December 31, 2021, but received no assets until later in that period.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Balanced Model Subaccount	ONFI - ON Balanced Model Subaccount	ONFI - ON Moderate Growth Model Subaccount	ONFI - ON Moderate Growth Model Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(6,389)	$(6,207)	$(4,078)	$(16,104)	$(25,400)	$(26,953)
Reinvested capital gains	37,484	0	19,777	0	24,072	0
Realized gain (loss)	5,103	81,402	57,839	11,566	79,664	3,207
Unrealized gain (loss)	122,633	55,017	100,445	197,765	276,463	311,108
Net increase (decrease) in contract owners' equity from operations	158,831	130,212	173,983	193,227	354,799	287,362
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	4,800	4,800
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	2,266,526	166,841	119,188	238,152	363,692
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(44,241)	0	(191,623)	0	(248,868)	(23,115)
Surrender charges (note 2)	(120)	0	(380)	0	0	0
Annual contract charges (note 2)	(15,831)	(2,880)	(20,199)	(16,693)	(21,763)	(15,886)
Annuity and death benefit payments	(2,622)	(17,613)	(24,513)	(16,591)	(23,482)	(1,957)
Net equity transactions	(62,814)	2,246,033	(69,874)	85,904	(51,161)	327,534
Net change in contract owners' equity	96,017	2,376,245	104,109	279,131	303,638	614,896
Contract owners' equity:
Beginning of period	2,505,537	129,292	1,818,530	1,539,399	2,617,479	2,002,583
End of period	$2,601,554	$2,505,537	$1,922,639	$1,818,530	$2,921,117	$2,617,479

Change in units:
Beginning units	201,425	11,384	139,944	133,140	193,401	169,368
Units purchased	0	221,388	12,839	13,871	16,805	28,024
Units redeemed	(4,843)	(31,347)	(17,992)	(7,067)	(19,748)	(3,991)
Ending units	196,582	201,425	134,791	139,944	190,458	193,401

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ONFI - ON Growth Model Subaccount	ONFI - ON Growth Model Subaccount	FIDS - VIP Government Money Market Subaccount	FIDS - VIP Government Money Market Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Mid Cap Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(8,037)	$(7,661)	$(32,680)	$(20,129)	$(66,161)	$(55,802)
Reinvested capital gains	8,791	0	0	0	1,132,632	0
Realized gain (loss)	13,453	1,207	(7)	383	317,142	(91,602)
Unrealized gain (loss)	131,747	162,061	0	0	78,916	1,090,956
Net increase (decrease) in contract owners' equity from operations	145,954	155,607	(32,687)	(19,746)	1,462,529	943,552
Equity transactions:
Contract purchase payments (note 1)	0	0	(9,573)	24,475	277	6,422
Extra credit fund deposit (note 1)	0	0	0	0	0	5
Transfers (to) and from other subaccounts	0	453,257	2,878,285	3,158,561	(432,512)	(1,088,904)
Transfers (to) and from fixed dollar contract	0	0	0	2,776	(2,657)	(11,343)
Withdrawals and surrenders	0	0	(1,361,144)	(3,738,484)	(168,647)	(109,104)
Surrender charges (note 2)	0	0	(4)	(48)	(255)	(63)
Annual contract charges (note 2)	(7,426)	(6,901)	(32,626)	(15,840)	(56,647)	(55,310)
Annuity and death benefit payments	(31,467)	(30,400)	(84,727)	(23,933)	(155,160)	(179,276)
Net equity transactions	(38,893)	415,956	1,390,211	(592,493)	(815,601)	(1,437,573)
Net change in contract owners' equity	107,061	571,563	1,357,524	(612,239)	646,928	(494,021)
Contract owners' equity:
Beginning of period	904,391	332,828	1,709,728	2,321,967	6,520,650	7,014,671
End of period	$1,011,452	$904,391	$3,067,252	$1,709,728	$7,167,578	$6,520,650

Change in units:
Beginning units	63,690	27,743	157,930	202,410	153,135	188,866
Units purchased	0	39,108	445,643	319,733	4,934	20,912
Units redeemed	(2,483)	(3,161)	(322,618)	(364,213)	(22,876)	(56,643)
Ending units	61,207	63,690	280,955	157,930	135,193	153,135

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Equity-Income Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(75,656)	$(69,409)	$(12,451)	$(7,949)	$2,397	$5,046
Reinvested capital gains	711,690	32,626	215,750	61,573	151,070	55,069
Realized gain (loss)	495,216	558,857	36,086	18,510	89,698	(30,960)
Unrealized gain (loss)	204,599	831,281	(42,231)	182,042	52,730	40,338
Net increase (decrease) in contract owners' equity from operations	1,335,849	1,353,355	197,154	254,176	295,895	69,493
Equity transactions:
Contract purchase payments (note 1)	0	6,000	0	7,500	0	213,750
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(632,453)	(1,183,303)	(48,370)	159,868	(297,031)	(77,917)
Transfers (to) and from fixed dollar contract	0	(518,068)	(30,615)	2,442	0	156
Withdrawals and surrenders	(94,778)	(97,989)	(2,074)	(1,621)	(68,691)	(20,925)
Surrender charges (note 2)	0	(14)	0	0	0	0
Annual contract charges (note 2)	(36,165)	(38,807)	(5,244)	(3,297)	(9,036)	(10,401)
Annuity and death benefit payments	(162,126)	(103,633)	(14,116)	(8,545)	(37,077)	(35,301)
Net equity transactions	(925,522)	(1,935,814)	(100,419)	156,347	(411,835)	69,362
Net change in contract owners' equity	410,327	(582,459)	96,735	410,523	(115,940)	138,855
Contract owners' equity:
Beginning of period	5,507,684	6,090,143	980,767	570,244	1,429,100	1,290,245
End of period	$5,918,011	$5,507,684	$1,077,502	$980,767	$1,313,160	$1,429,100

Change in units:
Beginning units	140,817	199,023	27,612	22,230	52,968	50,093
Units purchased	4,456	3,639	337	8,765	1,549	13,836
Units redeemed	(25,026)	(61,845)	(3,397)	(3,383)	(15,074)	(10,961)
Ending units	120,247	140,817	24,552	27,612	39,443	52,968

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	FID2 - VIP Real Estate Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Target Volatility Subaccount	FID2 - VIP Target Volatility Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Research Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(10,319)	$12,939	$(102,264)	$(9,526)	$(5,359)	$(4,798)
Reinvested capital gains	14,106	90,210	945,413	183,835	22,074	28,289
Realized gain (loss)	112,696	(12,510)	238,157	49,151	12,503	84,535
Unrealized gain (loss)	646,399	(262,945)	(319,970)	286,994	43,610	(76,153)
Net increase (decrease) in contract owners' equity from operations	762,882	(172,306)	761,336	510,454	72,828	31,873
Equity transactions:
Contract purchase payments (note 1)	139	4,211	0	0	0	0
Extra credit fund deposit (note 1)	0	2	0	0	0	0
Transfers (to) and from other subaccounts	(425,425)	257,890	(259,790)	(357,144)	(4,876)	(398,117)
Transfers (to) and from fixed dollar contract	140	(6,102)	0	0	0	0
Withdrawals and surrenders	(66,757)	(48,814)	(510,144)	(277,797)	(11,124)	(9,325)
Surrender charges (note 2)	(99)	(34)	(2,427)	(648)	0	0
Annual contract charges (note 2)	(20,222)	(19,587)	(92,911)	(94,622)	(2,370)	(2,894)
Annuity and death benefit payments	(48,225)	(72,665)	(221,593)	(275,086)	(8,520)	(7,890)
Net equity transactions	(560,449)	114,901	(1,086,865)	(1,005,297)	(26,890)	(418,226)
Net change in contract owners' equity	202,433	(57,405)	(325,529)	(494,843)	45,938	(386,353)
Contract owners' equity:
Beginning of period	2,259,159	2,316,564	7,689,486	8,184,329	405,364	791,717
End of period	$2,461,592	$2,259,159	$7,363,957	$7,689,486	$451,302	$405,364

Change in units:
Beginning units	125,749	118,239	481,202	550,961	17,698	46,422
Units purchased	1,293	21,466	9,302	3,780	156	2,998
Units redeemed	(27,039)	(13,956)	(73,062)	(73,539)	(1,231)	(31,722)
Ending units	100,003	125,749	417,442	481,202	16,623	17,698

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Overseas Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,717)	$(1,199)	$(41,933)	$5,900	$(8,564)	$(3,507)
Reinvested capital gains	7,296	7,176	46,706	72,108	0	0
Realized gain (loss)	19,906	4,620	214,134	122,623	46,916	(142,546)
Unrealized gain (loss)	(957)	17,290	666,768	391,906	284,562	434,179
Net increase (decrease) in contract owners' equity from operations	24,528	27,887	885,675	592,537	322,914	288,126
Equity transactions:
Contract purchase payments (note 1)	0	0	0	213,750	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(3,455)	29,422	(113,019)	963,061	(11,889)	(322,285)
Transfers (to) and from fixed dollar contract	(43,489)	104	(83,960)	(53,056)	0	0
Withdrawals and surrenders	0	(6,530)	(42,871)	(223,771)	(41,062)	(28,657)
Surrender charges (note 2)	0	0	(9)	(1,222)	0	0
Annual contract charges (note 2)	(840)	(803)	(55,493)	(47,557)	(21,956)	(21,444)
Annuity and death benefit payments	(2,596)	(2,476)	(147,940)	(111,222)	(86,540)	(92,238)
Net equity transactions	(50,380)	19,717	(443,292)	739,983	(161,447)	(464,624)
Net change in contract owners' equity	(25,852)	47,604	442,383	1,332,520	161,467	(176,498)
Contract owners' equity:
Beginning of period	182,680	135,076	5,905,164	4,572,644	2,784,100	2,960,598
End of period	$156,828	$182,680	$6,347,547	$5,905,164	$2,945,567	$2,784,100

Change in units:
Beginning units	12,470	10,859	213,674	191,305	180,965	220,454
Units purchased	119	2,853	11,932	49,240	6,148	10,507
Units redeemed	(3,581)	(1,242)	(24,385)	(26,871)	(15,926)	(49,996)
Ending units	9,008	12,470	201,221	213,674	171,187	180,965

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	JASS - Janus Henderson Flexible Bond Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$18,105	$115,790	$456	$2,444	$2,752	$2,287
Reinvested capital gains	4,450,671	1,664,323	5,640	0	55,783	7,765
Realized gain (loss)	1,766,337	718,151	788	2,412	22,833	64,850
Unrealized gain (loss)	(4,272,437)	(2,044,947)	(12,990)	14,288	83,066	(35,099)
Net increase (decrease) in contract owners' equity from operations	1,962,676	453,317	(6,106)	19,144	164,434	39,803
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(23,898,484)	(1,009,927)	19,308	4,756	(21,107)	(373,055)
Transfers (to) and from fixed dollar contract	0	(46,369)	0	0	0	156
Withdrawals and surrenders	(533,108)	(896,932)	(13,548)	(11,444)	(50,329)	0
Surrender charges (note 2)	(1,245)	(1,868)	0	0	(97)	0
Annual contract charges (note 2)	(150,569)	(293,699)	(1,593)	(1,558)	(5,164)	(5,096)
Annuity and death benefit payments	(507,817)	(731,896)	0	(1,192)	(6,659)	(8,412)
Net equity transactions	(25,091,223)	(2,980,691)	4,167	(9,438)	(83,356)	(386,407)
Net change in contract owners' equity	(23,128,547)	(2,527,374)	(1,939)	9,706	81,078	(346,604)
Contract owners' equity:
Beginning of period	23,128,547	25,655,921	233,157	223,451	704,071	1,050,675
End of period	$0	$23,128,547	$231,218	$233,157	$785,149	$704,071

Change in units:
Beginning units	1,068,504	1,209,209	20,025	20,830	21,114	32,634
Units purchased	34,089	49,805	1,688	2,861	201	5,636
Units redeemed	(1,102,593)	(190,510)	(1,318)	(3,666)	(2,595)	(17,156)
Ending units	0	1,068,504	20,395	20,025	18,720	21,114

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(316)	$271	$411,386	$202,938	$83,924	$42,224
Reinvested capital gains	23,815	31,594	0	0	0	0
Realized gain (loss)	9,101	(7,309)	344,352	(75,149)	26,036	(25,677)
Unrealized gain (loss)	33,233	(24,727)	3,461,471	(4,079,791)	(404,404)	497,834
Net increase (decrease) in contract owners' equity from operations	65,833	(171)	4,217,209	(3,952,002)	(294,444)	514,381
Equity transactions:
Contract purchase payments (note 1)	0	0	10,000	3,747	832	230,015
Extra credit fund deposit (note 1)	0	0	200	0	0	0
Transfers (to) and from other subaccounts	(68,339)	(135,541)	(1,120,131)	3,031,773	801,845	105,722
Transfers (to) and from fixed dollar contract	0	(2,883)	2,675	5,350	1,326	(18,078)
Withdrawals and surrenders	(9,742)	0	(2,011,803)	(1,293,021)	(275,578)	(272,193)
Surrender charges (note 2)	0	0	(5,940)	(2,316)	(594)	(218)
Annual contract charges (note 2)	(1,036)	(1,151)	(503,718)	(499,927)	(74,234)	(77,820)
Annuity and death benefit payments	(3,518)	(3,506)	(1,067,166)	(800,399)	(194,171)	(235,347)
Net equity transactions	(82,635)	(143,081)	(4,695,883)	445,207	259,426	(267,919)
Net change in contract owners' equity	(16,802)	(143,252)	(478,674)	(3,506,795)	(35,018)	246,462
Contract owners' equity:
Beginning of period	298,293	441,545	39,182,859	42,689,654	8,781,756	8,535,294
End of period	$281,491	$298,293	$38,704,185	$39,182,859	$8,746,738	$8,781,756

Change in units:
Beginning units	8,432	12,746	3,023,620	2,985,927	719,345	752,204
Units purchased	17	517	66,487	282,281	104,355	140,936
Units redeemed	(2,153)	(4,831)	(402,595)	(244,588)	(81,387)	(173,795)
Ending units	6,296	8,432	2,687,512	3,023,620	742,313	719,345

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ASVT - VT Opportunity Subaccount	ASVT - VT Opportunity Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF U.S. Real Estate Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(443)	$(233)	$(7,074)	$8,343	$4,813	$12,021
Reinvested capital gains	1,643	1,845	0	8,502	0	28,537
Realized gain (loss)	199	87	60,376	3,775	55,562	(2,838)
Unrealized gain (loss)	5,349	3,073	(71,476)	26,808	305,609	(213,245)
Net increase (decrease) in contract owners' equity from operations	6,748	4,772	(18,174)	47,428	365,984	(175,525)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	213,750	0	3,210
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	(1,041,997)	26,394	(122,982)	156,065
Transfers (to) and from fixed dollar contract	0	0	0	156	0	78
Withdrawals and surrenders	0	0	(8,435)	(11,028)	(22,871)	(4,199)
Surrender charges (note 2)	0	0	0	0	(1)	0
Annual contract charges (note 2)	(162)	(140)	(4,663)	(9,201)	(8,251)	(7,630)
Annuity and death benefit payments	0	0	(44,131)	(14,531)	(82,686)	(29,616)
Net equity transactions	(162)	(140)	(1,099,226)	205,540	(236,791)	117,908
Net change in contract owners' equity	6,586	4,632	(1,117,400)	252,968	129,193	(57,617)
Contract owners' equity:
Beginning of period	29,428	24,796	1,117,400	864,432	1,072,770	1,130,387
End of period	$36,014	$29,428	$0	$1,117,400	$1,201,963	$1,072,770

Change in units:
Beginning units	592	596	66,704	55,045	39,242	33,957
Units purchased	0	0	3,847	19,096	311	8,484
Units redeemed	(3)	(4)	(70,551)	(7,437)	(7,205)	(3,199)
Ending units	589	592	0	66,704	32,348	39,242

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	MSV2 - VIF Growth Subaccount	MSV2 - VIF Growth Subaccount	GSVI - Large Cap Value Subaccount	GSVI - Large Cap Value Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - U.S. Equity Insights Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(33,305)	$(23,381)	$(5,499)	$1,934	$(3,636)	$(3,091)
Reinvested capital gains	744,509	209,669	347,239	44,120	130,561	22,499
Realized gain (loss)	255,513	115,230	16,994	(61,610)	46,899	18,132
Unrealized gain (loss)	(970,154)	1,194,806	200,368	106,502	(30,987)	43,449
Net increase (decrease) in contract owners' equity from operations	(3,437)	1,496,324	559,102	90,946	142,837	80,989
Equity transactions:
Contract purchase payments (note 1)	1,440	10,440	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	44,061	19,342	(127,571)	84,265	(48,958)	(48,550)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(388,497)	(6,234)	(37,172)	(9,017)	(30,799)	(106)
Surrender charges (note 2)	0	0	(2)	(2)	(2)	0
Annual contract charges (note 2)	(9,067)	(6,530)	(21,567)	(20,372)	(3,690)	(3,687)
Annuity and death benefit payments	(27,813)	(9,270)	(135,034)	(78,932)	(55,655)	(13,647)
Net equity transactions	(379,876)	7,748	(321,346)	(24,058)	(139,104)	(65,990)
Net change in contract owners' equity	(383,313)	1,504,072	237,756	66,888	3,733	14,999
Contract owners' equity:
Beginning of period	2,875,377	1,371,305	2,613,746	2,546,858	585,502	570,503
End of period	$2,492,064	$2,875,377	$2,851,502	$2,613,746	$589,235	$585,502

Change in units:
Beginning units	31,632	32,286	128,002	127,634	18,475	20,867
Units purchased	1,321	3,015	1,533	13,592	14	570
Units redeemed	(5,257)	(3,669)	(15,478)	(13,224)	(3,920)	(2,962)
Ending units	27,696	31,632	114,057	128,002	14,569	18,475

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	GSVI - Strategic Growth Subaccount	GSVI - Strategic Growth Subaccount	GSVS - Large Cap Value Subaccount	GSVS - Large Cap Value Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - U.S. Equity Insights Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(6,469)	$(5,956)	$(26,571)	$(9,619)	$(1,933)	$(2,014)
Reinvested capital gains	58,558	32,534	687,870	92,087	53,002	12,355
Realized gain (loss)	11,934	28,355	91,158	(100,184)	26,784	648
Unrealized gain (loss)	22,165	97,718	359,643	208,485	(21,233)	32,565
Net increase (decrease) in contract owners' equity from operations	86,188	152,651	1,112,100	190,769	56,620	43,554
Equity transactions:
Contract purchase payments (note 1)	0	0	347	23,658	0	0
Extra credit fund deposit (note 1)	0	0	0	12	0	0
Transfers (to) and from other subaccounts	(22,909)	(40,468)	(450,193)	256,149	(7,526)	(4,983)
Transfers (to) and from fixed dollar contract	0	(128,583)	0	(20,187)	0	0
Withdrawals and surrenders	(178)	(186)	(172,990)	(117,583)	0	(880)
Surrender charges (note 2)	0	0	(240)	(80)	0	0
Annual contract charges (note 2)	(1,673)	(2,436)	(48,903)	(49,207)	(1,402)	(1,255)
Annuity and death benefit payments	(595)	(604)	(255,890)	(186,823)	(118,255)	(5,191)
Net equity transactions	(25,355)	(172,277)	(927,869)	(94,061)	(127,183)	(12,309)
Net change in contract owners' equity	60,833	(19,626)	184,231	96,708	(70,563)	31,245
Contract owners' equity:
Beginning of period	436,407	456,033	5,399,829	5,303,121	316,057	284,812
End of period	$497,240	$436,407	$5,584,060	$5,399,829	$245,494	$316,057

Change in units:
Beginning units	9,686	14,024	293,771	293,400	9,970	10,439
Units purchased	332	1	5,931	39,683	1	62
Units redeemed	(840)	(4,339)	(50,501)	(39,312)	(3,431)	(531)
Ending units	9,178	9,686	249,201	293,771	6,540	9,970

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	GSVS - Strategic Growth Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Trend Driven Allocation Subaccount	GSVS - Trend Driven Allocation Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - Emerging Markets Equity Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(9,883)	$(8,933)	$(99,645)	$(74,611)	$34,371	$78,272
Reinvested capital gains	131,690	73,719	865,390	95,838	0	0
Realized gain (loss)	47,644	2,196	109,390	21,548	127,309	(38,060)
Unrealized gain (loss)	(768)	213,991	77,978	113,942	110,541	(66,410)
Net increase (decrease) in contract owners' equity from operations	168,683	280,973	953,113	156,717	272,221	(26,198)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	2,000	277	8,502
Extra credit fund deposit (note 1)	0	0	0	0	0	2
Transfers (to) and from other subaccounts	130,796	(41,274)	(184,747)	(18,363)	277,002	220,235
Transfers (to) and from fixed dollar contract	0	0	2,675	(53,187)	(41,055)	(6,981)
Withdrawals and surrenders	(9,331)	(770)	(229,573)	(160,877)	(281,721)	(128,782)
Surrender charges (note 2)	0	0	(728)	(312)	(182)	(63)
Annual contract charges (note 2)	(5,459)	(3,876)	(85,847)	(84,371)	(53,774)	(53,475)
Annuity and death benefit payments	(161,557)	(12,062)	(99,752)	(68,880)	(122,786)	(160,966)
Net equity transactions	(45,551)	(57,982)	(597,972)	(383,990)	(222,239)	(121,528)
Net change in contract owners' equity	123,132	222,991	355,141	(227,273)	49,982	(147,726)
Contract owners' equity:
Beginning of period	984,153	761,162	6,835,491	7,062,764	6,464,879	6,612,605
End of period	$1,107,285	$984,153	$7,190,632	$6,835,491	$6,514,861	$6,464,879

Change in units:
Beginning units	25,243	27,119	512,252	543,261	278,160	272,611
Units purchased	3,319	138	3,361	24,601	26,235	51,138
Units redeemed	(4,376)	(2,014)	(45,183)	(55,610)	(33,404)	(45,589)
Ending units	24,186	25,243	470,430	512,252	270,991	278,160

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	LAZS - International Equity Subaccount	LAZS - International Equity Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(11,585)	$(8,095)	$(42,569)	$90,462	$142,272	$(77,841)
Reinvested capital gains	1,057	54,381	132,914	325,394	0	105,404
Realized gain (loss)	20,418	(7,591)	65,095	(237,525)	170,599	68,427
Unrealized gain (loss)	146,762	14,565	331,091	549,517	667,425	(150,974)
Net increase (decrease) in contract owners' equity from operations	156,652	53,260	486,531	727,848	980,296	(54,984)
Equity transactions:
Contract purchase payments (note 1)	0	2,140	762	28,087	1,500	2,000
Extra credit fund deposit (note 1)	0	0	0	18	0	0
Transfers (to) and from other subaccounts	(15,008)	18,144	445,964	(237,139)	23,160	(121,578)
Transfers (to) and from fixed dollar contract	0	(1,817)	419	(35,464)	(3,006)	7,709
Withdrawals and surrenders	(273)	(20,060)	(361,300)	(249,309)	(504,814)	(271,973)
Surrender charges (note 2)	0	(2)	(520)	(171)	(1,800)	(652)
Annual contract charges (note 2)	(4,893)	(4,907)	(94,220)	(96,935)	(124,790)	(129,080)
Annuity and death benefit payments	(16,050)	(15,915)	(205,027)	(325,337)	(329,536)	(192,972)
Net equity transactions	(36,224)	(22,417)	(213,922)	(916,250)	(939,286)	(706,546)
Net change in contract owners' equity	120,428	30,843	272,609	(188,402)	41,010	(761,530)
Contract owners' equity:
Beginning of period	870,462	839,619	10,797,380	10,985,782	9,871,377	10,632,907
End of period	$990,890	$870,462	$11,069,989	$10,797,380	$9,912,387	$9,871,377

Change in units:
Beginning units	21,402	21,780	603,986	655,812	625,086	669,607
Units purchased	1,988	1,627	43,655	56,396	13,968	31,920
Units redeemed	(2,845)	(2,005)	(53,770)	(108,222)	(69,910)	(76,441)
Ending units	20,545	21,402	593,871	603,986	569,144	625,086

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	PRS2 - PSF PGIM Jennison Focused Blend Subaccount	PRS2 - PSF PGIM Jennison Focused Blend Subaccount	PRS2 - PSF PGIM Jennison Growth Subaccount	PRS2 - PSF PGIM Jennison Growth Subaccount	JPMI - Small Cap Core Subaccount	JPMI - Small Cap Core Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(19,145)	$(16,827)	$(9,389)	$(6,840)	$(7,512)	$(2,151)
Reinvested capital gains	0	0	0	0	23,247	44,916
Realized gain (loss)	129,443	89,852	53,423	46,492	60,883	(5,955)
Unrealized gain (loss)	101,819	278,588	49,932	189,372	90,461	60,624
Net increase (decrease) in contract owners' equity from operations	212,117	351,613	93,966	229,024	167,079	97,434
Equity transactions:
Contract purchase payments (note 1)	0	3,210	0	7,500	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(42,211)	(109,793)	(22,129)	(8,245)	112,687	(85,724)
Transfers (to) and from fixed dollar contract	0	0	0	312	0	944
Withdrawals and surrenders	(98,111)	(7,419)	0	(3,178)	(983)	(12,357)
Surrender charges (note 2)	0	0	0	0	(85)	(82)
Annual contract charges (note 2)	(10,472)	(10,306)	(4,387)	(3,362)	(5,719)	(5,309)
Annuity and death benefit payments	(9,185)	(7,355)	(8,005)	(6,480)	(24,918)	(17,241)
Net equity transactions	(159,979)	(131,663)	(34,521)	(13,453)	80,982	(119,769)
Net change in contract owners' equity	52,138	219,950	59,445	215,571	248,061	(22,335)
Contract owners' equity:
Beginning of period	1,497,545	1,277,595	675,716	460,145	792,989	815,324
End of period	$1,549,683	$1,497,545	$735,161	$675,716	$1,041,050	$792,989

Change in units:
Beginning units	35,532	39,156	17,602	18,143	23,352	26,697
Units purchased	255	236	667	1,762	8,996	2,479
Units redeemed	(4,043)	(3,860)	(1,664)	(2,303)	(6,739)	(5,824)
Ending units	31,744	35,532	16,605	17,602	25,609	23,352

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	JPMI - Mid Cap Value Subaccount	JPMI - Mid Cap Value Subaccount	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Small Cap Growth Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(12,437)	$2,760	$(4,023)	$(485)	$(4,998)	$(2,468)
Reinvested capital gains	133,723	141,070	0	22,292	88,330	14,165
Realized gain (loss)	220,567	41,943	19,260	(4,565)	5,095	5,360
Unrealized gain (loss)	318,015	(175,030)	97,487	(5,645)	(67,688)	68,825
Net increase (decrease) in contract owners' equity from operations	659,868	10,743	112,724	11,597	20,739	85,882
Equity transactions:
Contract purchase payments (note 1)	1,080	1,080	0	0	1,440	1,440
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(236,917)	91,638	(47,746)	8,958	128,177	(24,698)
Transfers (to) and from fixed dollar contract	(16,014)	(549)	(8,400)	3,302	0	0
Withdrawals and surrenders	(126,316)	(15,048)	0	0	(10,907)	(833)
Surrender charges (note 2)	(71)	(73)	0	0	0	0
Annual contract charges (note 2)	(18,104)	(15,686)	(4,934)	(4,250)	(2,984)	(1,805)
Annuity and death benefit payments	(133,017)	(92,462)	(7,594)	(3,881)	(3,997)	(1,439)
Net equity transactions	(529,359)	(31,100)	(68,674)	4,129	111,729	(27,335)
Net change in contract owners' equity	130,509	(20,357)	44,050	15,726	132,468	58,547
Contract owners' equity:
Beginning of period	2,540,591	2,560,948	444,305	428,579	235,964	177,417
End of period	$2,671,100	$2,540,591	$488,355	$444,305	$368,432	$235,964

Change in units:
Beginning units	58,383	57,246	26,962	25,425	5,088	5,903
Units purchased	3,587	9,493	4,044	3,794	3,194	90
Units redeemed	(13,475)	(8,356)	(7,305)	(2,257)	(1,016)	(905)
Ending units	48,495	58,383	23,701	26,962	7,266	5,088

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	ABVB - VPS Global Risk Allocation-Moderate Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount	MFSI - New Discovery Subaccount	MFSI - New Discovery Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(41,877)	$5,629	$(261,281)	$(3,267)	$(10,248)	$(8,425)
Reinvested capital gains	0	0	0	66,627	139,931	67,933
Realized gain (loss)	1,263,245	66,582	100,065	12,624	71,462	7,541
Unrealized gain (loss)	(890,360)	118,497	1,618,702	(57,484)	(185,530)	189,679
Net increase (decrease) in contract owners' equity from operations	331,008	190,708	1,457,486	18,500	15,615	256,728
Equity transactions:
Contract purchase payments (note 1)	4,125	0	4,125	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(6,272,996)	(203,711)	31,867,261	(2,556)	16,728	9,234
Transfers (to) and from fixed dollar contract	0	0	0	0	(24,262)	63
Withdrawals and surrenders	(98,841)	(120,244)	(1,230,269)	(78,522)	(147,368)	(9,928)
Surrender charges (note 2)	(271)	(397)	(2,321)	(581)	(102)	0
Annual contract charges (note 2)	(41,519)	(76,889)	(219,968)	(27,629)	(6,905)	(5,557)
Annuity and death benefit payments	(71,899)	(99,366)	(452,657)	(34,898)	(15,596)	(15,785)
Net equity transactions	(6,481,401)	(500,607)	29,966,171	(144,186)	(177,505)	(21,973)
Net change in contract owners' equity	(6,150,393)	(309,899)	31,423,657	(125,686)	(161,890)	234,755
Contract owners' equity:
Beginning of period	6,150,393	6,460,292	2,119,938	2,245,624	862,019	627,264
End of period	$0	$6,150,393	$33,543,595	$2,119,938	$700,129	$862,019

Change in units:
Beginning units	436,803	474,831	174,245	186,345	16,158	16,776
Units purchased	6,938	10,765	2,492,788	4,121	1,073	1,604
Units redeemed	(443,741)	(48,793)	(176,903)	(16,221)	(4,233)	(2,222)
Ending units	0	436,803	2,490,130	174,245	12,998	16,158

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	MFSI - Mid Cap Growth Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Total Return Subaccount	MFSI - Total Return Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(9,500)	$(6,925)	$5,518	$13,670	$(770)	$(697)
Reinvested capital gains	156,688	43,514	117,954	56,164	10,420	6,251
Realized gain (loss)	58,699	25,018	30,057	13,088	1,929	10,651
Unrealized gain (loss)	(123,636)	118,225	117,540	72,929	5,957	(8,769)
Net increase (decrease) in contract owners' equity from operations	82,251	179,832	271,069	155,851	17,536	7,436
Equity transactions:
Contract purchase payments (note 1)	1,440	143,940	5,000	0	0	0
Extra credit fund deposit (note 1)	0	0	200	0	0	0
Transfers (to) and from other subaccounts	(85,670)	(20,237)	159,081	(60,836)	(4,535)	(88,217)
Transfers (to) and from fixed dollar contract	(18,377)	996	0	(2,246)	1	156
Withdrawals and surrenders	(56,280)	(6,635)	(69,136)	(35,898)	0	0
Surrender charges (note 2)	0	0	0	(413)	0	0
Annual contract charges (note 2)	(4,499)	(4,568)	(23,166)	(19,990)	(214)	(193)
Annuity and death benefit payments	(12,750)	(7,815)	(29,379)	(158,597)	0	(1,360)
Net equity transactions	(176,136)	105,681	42,600	(277,980)	(4,748)	(89,614)
Net change in contract owners' equity	(93,885)	285,513	313,669	(122,129)	12,788	(82,178)
Contract owners' equity:
Beginning of period	734,338	448,825	2,159,254	2,281,383	73,165	155,343
End of period	$640,453	$734,338	$2,472,923	$2,159,254	$85,953	$73,165

Change in units:
Beginning units	20,525	16,484	96,746	110,013	3,388	8,709
Units purchased	4,607	7,757	9,108	2,427	47	36
Units redeemed	(9,391)	(3,716)	(7,447)	(15,694)	(236)	(5,357)
Ending units	15,741	20,525	98,407	96,746	3,199	3,388

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	PVIA - Real Return Subaccount	PVIA - Real Return Subaccount	PVIA - Total Return Subaccount (note 4)	PVIA - Total Return Subaccount (note 4)	PVIA - Global Bond Opportunities Subaccount	PVIA - Global Bond Opportunities Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$321,489	$2,952	$26,639	$91,820	$28,362	$9,267
Reinvested capital gains	0	0	544,904	125,594	11,637	0
Realized gain (loss)	57,081	27,172	(293,793)	60,567	(3,511)	(8,664)
Unrealized gain (loss)	(7,645)	741,906	(552,483)	519,660	(77,906)	60,797
Net increase (decrease) in contract owners' equity from operations	370,925	772,030	(274,733)	797,641	(41,418)	61,400
Equity transactions:
Contract purchase payments (note 1)	208	24,222	0	269,613	0	5,350
Extra credit fund deposit (note 1)	0	11	0	11	0	0
Transfers (to) and from other subaccounts	680,475	(192,590)	(11,953,888)	34,721	67,803	4,046
Transfers (to) and from fixed dollar contract	(2,854)	(27,475)	(1,835)	(20,278)	0	(58,725)
Withdrawals and surrenders	(239,174)	(151,544)	(210,117)	(101,440)	(88)	0
Surrender charges (note 2)	(195)	(113)	(112)	(77)	0	0
Annual contract charges (note 2)	(80,301)	(83,547)	(56,975)	(113,852)	(4,432)	(4,564)
Annuity and death benefit payments	(291,722)	(346,818)	(96,518)	(377,643)	(6,887)	(7,355)
Net equity transactions	66,437	(777,854)	(12,319,445)	(308,945)	56,396	(61,248)
Net change in contract owners' equity	437,362	(5,824)	(12,594,178)	488,696	14,978	152
Contract owners' equity:
Beginning of period	8,667,195	8,673,019	12,594,178	12,105,482	748,107	747,955
End of period	$9,104,557	$8,667,195	$0	$12,594,178	$763,085	$748,107

Change in units:
Beginning units	523,128	578,568	726,868	752,615	42,819	46,105
Units purchased	52,325	78,689	61,258	110,713	5,187	2,774
Units redeemed	(44,489)	(134,129)	(788,126)	(136,460)	(1,628)	(6,060)
Ending units	530,964	523,128	0	726,868	46,378	42,819

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	PVIA - Commodity RealReturn® Strategy Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount	PVIA - Global Diversified Allocation Subaccount (note 4)	PVIA - Global Diversified Allocation Subaccount (note 4)	PVIA - Short-Term Subaccount	PVIA - Short-Term Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$35,217	$59,691	$690,292	$431,503	$(1,763)	$(188)
Reinvested capital gains	0	0	0	1,713,531	0	0
Realized gain (loss)	(50,786)	(139,190)	1,927,795	40,785	1,200	84
Unrealized gain (loss)	377,310	93,148	(954,500)	(1,577,736)	(10,878)	7,212
Net increase (decrease) in contract owners' equity from operations	361,741	13,649	1,663,587	608,083	(11,441)	7,108
Equity transactions:
Contract purchase payments (note 1)	0	2,260	4,125	5,747	0	37,124
Extra credit fund deposit (note 1)	0	5	0	0	0	0
Transfers (to) and from other subaccounts	(248,141)	53,611	(25,533,779)	(309,313)	87,977	155,876
Transfers (to) and from fixed dollar contract	0	(7,698)	5,350	12,596	0	0
Withdrawals and surrenders	(8,851)	(10,891)	(577,943)	(814,161)	(184,279)	(5,920)
Surrender charges (note 2)	(2)	(2)	(85)	(1,856)	0	0
Annual contract charges (note 2)	(14,070)	(13,896)	(165,899)	(324,514)	(3,076)	(2,064)
Annuity and death benefit payments	(31,104)	(72,406)	(329,078)	(473,587)	(12,778)	(3,986)
Net equity transactions	(302,168)	(49,017)	(26,597,309)	(1,905,088)	(112,156)	181,030
Net change in contract owners' equity	59,573	(35,368)	(24,933,722)	(1,297,005)	(123,597)	188,138
Contract owners' equity:
Beginning of period	1,247,749	1,283,117	24,933,722	26,230,727	937,104	748,966
End of period	$1,307,322	$1,247,749	$0	$24,933,722	$813,507	$937,104

Change in units:
Beginning units	207,797	213,166	1,719,977	1,858,807	89,703	72,625
Units purchased	2,512	38,087	30,593	36,094	8,715	22,203
Units redeemed	(44,638)	(43,456)	(1,750,570)	(174,924)	(19,000)	(5,125)
Ending units	165,671	207,797	0	1,719,977	79,418	89,703

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	PVIA - Low Duration Subaccount	PVIA - Low Duration Subaccount	BNYS - Appreciation Subaccount	BNYS - Appreciation Subaccount	ROYI - Small-Cap Subaccount	ROYI - Small-Cap Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(16,838)	$(1,660)	$(8,307)	$(4,860)	$1,193	$(7,701)
Reinvested capital gains	0	0	74,711	61,483	0	46,844
Realized gain (loss)	1,301	(1,003)	12,830	10,486	(64,948)	(426,158)
Unrealized gain (loss)	(33,441)	33,167	97,574	73,995	696,107	4,505
Net increase (decrease) in contract owners' equity from operations	(48,978)	30,504	176,808	141,104	632,352	(382,510)
Equity transactions:
Contract purchase payments (note 1)	0	11,229	0	0	0	2,410
Extra credit fund deposit (note 1)	0	0	0	0	0	11
Transfers (to) and from other subaccounts	395,351	167,983	(15,992)	(40,639)	(776,411)	(272,184)
Transfers (to) and from fixed dollar contract	419	419	0	(60,000)	0	(2,929)
Withdrawals and surrenders	(83,118)	(46,960)	(1,448)	(15,282)	(42,943)	(15,996)
Surrender charges (note 2)	(3)	(4)	0	0	(43)	(4)
Annual contract charges (note 2)	(16,621)	(15,955)	(5,631)	(5,564)	(19,275)	(17,766)
Annuity and death benefit payments	(48,297)	(51,035)	(17,656)	(44,909)	(36,528)	(84,664)
Net equity transactions	247,731	65,677	(40,727)	(166,394)	(875,200)	(391,122)
Net change in contract owners' equity	198,753	96,181	136,081	(25,290)	(242,848)	(773,632)
Contract owners' equity:
Beginning of period	2,159,352	2,063,171	717,105	742,395	2,872,678	3,646,310
End of period	$2,358,105	$2,159,352	$853,186	$717,105	$2,629,830	$2,872,678

Change in units:
Beginning units	208,916	203,120	18,570	23,323	94,301	106,580
Units purchased	39,625	39,648	278	83	2,656	19,581
Units redeemed	(15,102)	(33,852)	(1,221)	(4,836)	(26,934)	(31,860)
Ending units	233,439	208,916	17,627	18,570	70,023	94,301

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	ROYI - Micro-Cap Subaccount	ROYI - Micro-Cap Subaccount	AIMI - Invesco V.I. International Growth Series II Subaccount	AIMI - Invesco V.I. International Growth Series II Subaccount	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(13,119)	$(10,679)	$(2,580)	$10,662	$139,873	$580,747
Reinvested capital gains	44,784	12,684	103,185	29,437	294,950	473,585
Realized gain (loss)	58,039	(95,717)	12,949	250	(43,940)	(164,117)
Unrealized gain (loss)	169,339	212,146	(51,472)	100,684	328,474	(174,320)
Net increase (decrease) in contract owners' equity from operations	259,043	118,434	62,082	141,033	719,357	715,895
Equity transactions:
Contract purchase payments (note 1)	0	0	1,080	8,570	4,125	215,527
Extra credit fund deposit (note 1)	0	0	0	0	0	1
Transfers (to) and from other subaccounts	(111,060)	(350,470)	54,074	(138,808)	(138,718)	67,425
Transfers (to) and from fixed dollar contract	0	0	(5,755)	3,774	0	(15,285)
Withdrawals and surrenders	(48,629)	(5,598)	(11,801)	79	(741,364)	(392,173)
Surrender charges (note 2)	0	(3)	(64)	(79)	(1,487)	(962)
Annual contract charges (note 2)	(7,559)	(6,448)	(9,048)	(8,970)	(114,447)	(121,093)
Annuity and death benefit payments	(16,656)	(17,411)	(18,057)	(16,989)	(214,462)	(321,917)
Net equity transactions	(183,904)	(379,930)	10,429	(152,423)	(1,206,353)	(568,477)
Net change in contract owners' equity	75,139	(261,496)	72,511	(11,390)	(486,996)	147,418
Contract owners' equity:
Beginning of period	957,597	1,219,093	1,449,609	1,460,999	9,610,912	9,463,494
End of period	$1,032,736	$957,597	$1,522,120	$1,449,609	$9,123,916	$9,610,912

Change in units:
Beginning units	26,920	41,870	93,571	106,472	671,390	717,334
Units purchased	158	2,023	3,903	2,773	25,927	61,193
Units redeemed	(4,458)	(16,973)	(3,035)	(15,674)	(105,829)	(107,137)
Ending units	22,620	26,920	94,439	93,571	591,488	671,390

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	NBAS - AMT Mid Cap Intrinsic Value Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin DynaTech VIP Subaccount	FRT2 - Franklin DynaTech VIP Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(10,285)	$(5,740)	$24,819	$27,963	$(1,757)	$(1,442)
Reinvested capital gains	0	0	0	516	8,421	6,309
Realized gain (loss)	45,794	(32,129)	2,553	(5,602)	6,537	2,351
Unrealized gain (loss)	197,586	12,828	76,904	(29,949)	5,725	30,402
Net increase (decrease) in contract owners' equity from operations	233,095	(25,041)	104,276	(7,072)	18,926	37,620
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(85,401)	(91,810)	39,252	34,433	(4,584)	(22,052)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(8,194)	0	(225)	(7,497)	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(7,414)	(6,632)	(5,762)	(5,892)	(739)	(582)
Annuity and death benefit payments	(25,154)	(22,708)	(22,542)	(26,999)	(482)	(344)
Net equity transactions	(126,163)	(121,150)	10,723	(5,955)	(5,805)	(22,978)
Net change in contract owners' equity	106,932	(146,191)	114,999	(13,027)	13,121	14,642
Contract owners' equity:
Beginning of period	802,435	948,626	668,128	681,155	115,613	100,971
End of period	$909,367	$802,435	$783,127	$668,128	$128,734	$115,613

Change in units:
Beginning units	44,970	51,210	33,529	33,957	2,781	3,471
Units purchased	1,618	11,507	2,325	2,362	283	17
Units redeemed	(7,632)	(17,747)	(1,731)	(2,790)	(360)	(707)
Ending units	38,956	44,970	34,123	33,529	2,704	2,781

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	FRT2 - Templeton Foreign VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Income VIP Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$9,498	$29,882	$96,655	$(7,238)	$50,771	$73,070
Reinvested capital gains	0	0	186,813	0	0	1,361
Realized gain (loss)	9,295	(42,667)	197,262	111,868	12,549	(25,673)
Unrealized gain (loss)	26,854	10,279	67,052	297,107	169,264	(82,079)
Net increase (decrease) in contract owners' equity from operations	45,647	(2,506)	547,782	401,737	232,584	(33,321)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	2,000
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	76,228	111,846	1,410,077	22,295	9,486	(113,753)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	156
Withdrawals and surrenders	(16,102)	(18,703)	(272,262)	(78,832)	(81,237)	(33,304)
Surrender charges (note 2)	0	(3)	(1,660)	(584)	(3)	0
Annual contract charges (note 2)	(13,562)	(12,774)	(43,287)	(37,157)	(9,585)	(9,690)
Annuity and death benefit payments	(29,708)	(32,333)	(95,135)	(196,537)	(66,016)	(46,102)
Net equity transactions	16,856	48,033	997,733	(290,815)	(147,355)	(200,693)
Net change in contract owners' equity	62,503	45,527	1,545,515	110,922	85,229	(234,014)
Contract owners' equity:
Beginning of period	1,563,430	1,517,903	3,216,910	3,105,988	1,633,762	1,867,776
End of period	$1,625,933	$1,563,430	$4,762,425	$3,216,910	$1,718,991	$1,633,762

Change in units:
Beginning units	106,631	100,357	225,335	250,354	99,933	113,214
Units purchased	11,004	21,419	108,466	22,540	1,628	5,140
Units redeemed	(9,688)	(15,145)	(47,931)	(47,559)	(10,188)	(18,421)
Ending units	107,947	106,631	285,870	225,335	91,373	99,933

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	FRT4 - Franklin DynaTech VIP Subaccount	FRT4 - Franklin DynaTech VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(18,550)	$(16,655)	$26,359	$155,675	$2,486	$346
Reinvested capital gains	96,164	81,839	0	0	0	166,988
Realized gain (loss)	63,535	27,637	88,287	(127,985)	(7,498)	(17,702)
Unrealized gain (loss)	52,369	343,346	149,560	(59,993)	73,687	(83,045)
Net increase (decrease) in contract owners' equity from operations	193,518	436,167	264,206	(32,303)	68,675	66,587
Equity transactions:
Contract purchase payments (note 1)	0	9,810	693	15,392	0	0
Extra credit fund deposit (note 1)	0	7	0	16	0	0
Transfers (to) and from other subaccounts	(110,466)	(299,614)	478,678	635,366	1,835	44,181
Transfers (to) and from fixed dollar contract	0	(5,489)	279	(24,885)	0	0
Withdrawals and surrenders	(15,964)	(8,442)	(337,742)	(198,746)	(52,982)	(45,373)
Surrender charges (note 2)	(1)	(1)	(458)	(153)	0	0
Annual contract charges (note 2)	(12,169)	(13,104)	(80,211)	(79,864)	(4,718)	(5,015)
Annuity and death benefit payments	(12,325)	(51,374)	(152,264)	(241,326)	(13,612)	(15,584)
Net equity transactions	(150,925)	(368,207)	(91,025)	105,800	(69,477)	(21,791)
Net change in contract owners' equity	42,593	67,960	173,181	73,497	(802)	44,796
Contract owners' equity:
Beginning of period	1,284,111	1,216,151	9,141,968	9,068,471	703,483	658,687
End of period	$1,326,704	$1,284,111	$9,315,149	$9,141,968	$702,681	$703,483

Change in units:
Beginning units	36,186	48,586	855,461	825,376	41,493	42,897
Units purchased	1,641	455	88,538	148,207	323	3,293
Units redeemed	(5,172)	(12,855)	(94,734)	(118,122)	(4,289)	(4,697)
Ending units	32,655	36,186	849,265	855,461	37,527	41,493

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(12,992)	$(11,440)	$125,744	$115,102	$27,639	$17,894
Reinvested capital gains	71,353	87,101	0	0	0	0
Realized gain (loss)	13,770	22,385	1,718,501	23,550	392,380	(256)
Unrealized gain (loss)	(64,822)	114,013	(851,052)	(219,680)	(159,237)	(38,728)
Net increase (decrease) in contract owners' equity from operations	7,309	212,059	993,193	(81,028)	260,782	(21,090)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	4,747	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	66,593	(27,030)	(11,444,407)	71,170	(3,010,760)	43,758
Transfers (to) and from fixed dollar contract	0	0	4,012	8,025	0	0
Withdrawals and surrenders	(15,070)	(13,968)	(242,870)	(256,967)	(81,050)	(36,818)
Surrender charges (note 2)	0	0	(242)	(737)	0	0
Annual contract charges (note 2)	(7,564)	(7,424)	(78,972)	(141,178)	(33,794)	(37,832)
Annuity and death benefit payments	(7,288)	(48,735)	(148,680)	(220,917)	(37,962)	(27,328)
Net equity transactions	36,671	(97,157)	(11,911,159)	(535,857)	(3,163,566)	(58,220)
Net change in contract owners' equity	43,980	114,902	(10,917,966)	(616,885)	(2,902,784)	(79,310)
Contract owners' equity:
Beginning of period	976,462	861,560	10,917,966	11,534,851	2,902,784	2,982,094
End of period	$1,020,442	$976,462	$0	$10,917,966	$0	$2,902,784

Change in units:
Beginning units	30,222	33,855	667,635	701,910	273,375	278,784
Units purchased	2,140	130	1,235	24,276	467	10,918
Units redeemed	(1,154)	(3,763)	(668,870)	(58,551)	(273,842)	(16,327)
Ending units	31,208	30,222	0	667,635	0	273,375

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	IVYV - Delaware Ivy VIP Asset Strategy Subaccount	IVYV - Delaware Ivy VIP Asset Strategy Subaccount	IVYV - Delaware Ivy VIP Natural Resources Subaccount	IVYV - Delaware Ivy VIP Natural Resources Subaccount	IVYV - Delaware Ivy VIP Science and Technology Subaccount	IVYV - Delaware Ivy VIP Science and Technology Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$9,390	$20,721	$1,038	$2,173	$(9,688)	$(9,192)
Reinvested capital gains	323,722	49,874	0	0	211,857	82,111
Realized gain (loss)	41,339	(7,316)	(6,764)	(33,219)	73,058	60,168
Unrealized gain (loss)	(97,954)	295,133	68,553	(13,597)	(177,051)	80,129
Net increase (decrease) in contract owners' equity from operations	276,497	358,412	62,827	(44,643)	98,176	213,216
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	720	720
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	27,347	(253,973)	(8,827)	12,216	(24,882)	28,957
Transfers (to) and from fixed dollar contract	0	78	(11,089)	109	(39,619)	(124,591)
Withdrawals and surrenders	(192,086)	(7,438)	(3,354)	(6,680)	(37,396)	(4,046)
Surrender charges (note 2)	(137)	(6)	0	(2)	0	(2)
Annual contract charges (note 2)	(24,427)	(23,902)	(2,120)	(2,117)	(4,949)	(5,419)
Annuity and death benefit payments	(98,313)	(121,085)	(5,893)	(3,268)	(14,417)	(13,944)
Net equity transactions	(287,616)	(406,326)	(31,283)	258	(120,543)	(118,325)
Net change in contract owners' equity	(11,119)	(47,914)	31,544	(44,385)	(22,367)	94,891
Contract owners' equity:
Beginning of period	3,210,975	3,258,889	258,230	302,615	768,915	674,024
End of period	$3,199,856	$3,210,975	$289,774	$258,230	$746,548	$768,915

Change in units:
Beginning units	168,319	191,487	44,272	45,234	14,287	16,606
Units purchased	2,328	3,443	650	7,848	1,679	3,330
Units redeemed	(17,117)	(26,611)	(5,238)	(8,810)	(3,759)	(5,649)
Ending units	153,530	168,319	39,684	44,272	12,207	14,287

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Growth ETF Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(16,012)	$45,926	$(32,504)	$98,913	$(19,167)	$29,819
Reinvested capital gains	0	74,280	0	98,201	0	0
Realized gain (loss)	51,748	(24,612)	186,236	(9,706)	74,582	(12,759)
Unrealized gain (loss)	352,311	103,082	950,761	285,055	445,551	138,569
Net increase (decrease) in contract owners' equity from operations	388,047	198,676	1,104,493	472,463	500,966	155,629
Equity transactions:
Contract purchase payments (note 1)	5,000	90	0	4,000	0	0
Extra credit fund deposit (note 1)	200	4	0	0	0	0
Transfers (to) and from other subaccounts	156,158	(4,363)	61,879	(151,312)	9,848	(67,056)
Transfers (to) and from fixed dollar contract	0	(1,430)	5,350	10,699	0	0
Withdrawals and surrenders	(300,684)	(178,116)	(702,313)	(415,165)	(274,274)	(184,305)
Surrender charges (note 2)	(329)	(1,426)	(353)	(995)	(27)	(411)
Annual contract charges (note 2)	(69,596)	(70,571)	(156,532)	(158,158)	(60,463)	(60,345)
Annuity and death benefit payments	(93,924)	(244,642)	(263,903)	(329,201)	(110,980)	(70,881)
Net equity transactions	(303,175)	(500,454)	(1,055,872)	(1,040,132)	(435,896)	(382,998)
Net change in contract owners' equity	84,872	(301,778)	48,621	(567,669)	65,070	(227,369)
Contract owners' equity:
Beginning of period	5,645,647	5,947,425	12,097,738	12,665,407	4,774,341	5,001,710
End of period	$5,730,519	$5,645,647	$12,146,359	$12,097,738	$4,839,411	$4,774,341

Change in units:
Beginning units	424,115	466,818	869,677	950,408	352,727	383,180
Units purchased	14,212	13,527	17,301	15,272	10,388	6,982
Units redeemed	(36,531)	(56,230)	(89,790)	(96,003)	(40,824)	(37,435)
Ending units	401,796	424,115	797,188	869,677	322,291	352,727

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2021 and 2020

	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Growth ETF Subaccount
	2021	2020	2021	2020	2021	2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,988)	$5,092	$(2,424)	$9,359	$(1,639)	$2,737
Reinvested capital gains	0	8,485	0	8,402	0	0
Realized gain (loss)	4,515	(1,042)	5,914	(649)	3,688	(935)
Unrealized gain (loss)	40,621	12,557	94,376	27,971	44,825	19,812
Net increase (decrease) in contract owners' equity from operations	43,148	25,092	97,866	45,083	46,874	21,614
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	22,439	12,531	16,863	61,558	11,533	2,094
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	0	(13,256)	0	(8,737)	(3,798)	(8,639)
Surrender charges (note 2)	0	(185)	0	0	(11)	(183)
Annual contract charges (note 2)	(4,406)	(5,055)	(10,941)	(10,079)	(4,151)	(4,977)
Annuity and death benefit payments	(51,129)	(15,238)	(10,245)	(15,959)	(4,010)	(10,777)
Net equity transactions	(33,096)	(21,203)	(4,323)	26,783	(437)	(22,482)
Net change in contract owners' equity	10,052	3,889	93,543	71,866	46,437	(868)
Contract owners' equity:
Beginning of period	643,840	639,951	1,031,429	959,563	434,701	435,569
End of period	$653,892	$643,840	$1,124,972	$1,031,429	$481,138	$434,701

Change in units:
Beginning units	52,445	54,356	81,396	79,165	34,112	35,476
Units purchased	1,832	2,002	2,486	6,340	1,806	6,347
Units redeemed	(4,539)	(3,913)	(2,869)	(4,109)	(1,902)	(7,711)
Ending units	49,738	52,445	81,013	81,396	34,016	34,112

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2021

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “40 Act”). The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

The variable annuity contracts were sold by registered representatives of broker-dealers that entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA and The Ohio National Life Insurance Company (“ONLIC”) is the sole owner of ONEQ and NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

ONLIC is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance law. On March 22, 2021, the Board of Directors of ONMH unanimously approved an agreement to enter into a strategic transaction (“Transaction”) with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH. The agreement was signed on March 22, 2021. Constellation, an insurance holding company, is backed by Caisse de dépôt et placement du Québec (“CDPQ”) and Ontario Teachers’ Pension Plan Board (“Ontario Teachers’”), two of the world’s largest, premier, long-term institutional investors.

ONMH entered into the Transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company. Constellation will build off of ONMH’s strengths and infrastructure to grow its insurance business going forward.

The Transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the Transaction. The conversion requires a vote by eligible members as well as regulatory review and approval. Eligible members will be compensated, in the aggregate of $500 million, for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable. In addition to member compensation, Constellation and its investors are providing a commitment to infuse an additional $500 million of capital evenly over a four-year period beginning one year after the closing of the Transaction, further strengthening Ohio National’s capital position and its ability to fulfill its obligations and to invest in the future of the business.

The Transaction is subject to customary conditions, including regulatory approvals and ONMH’s member approval. On March 11, 2022, the members of ONMH voted to approve the Transaction. The Ohio Department of Insurance conducted a public hearing on March 18, 2022. ONMH received an order approving the Transaction and all other regulatory approvals necessary to close the Transaction. ONMH is targeting to close the Transaction on or about March 31, 2022.

The transaction is subject to regulatory and member approval. Upon completion of the transaction, ONMH will be a private stock company owned by Constellation.

Effective March 16, 2018, NSLA no longer actively markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Bond, ON BlackRock Balanced Allocation, ON BlackRock Advantage International Equity, ON Janus Henderson Forty, ONAB Small Cap, ON AB Mid Cap Core, ON S&P 500® Index, ON BlackRock Large Cap Value, ON Federated High Income Bond, ON Nasdaq-100® Index, ON BlackRock Advantage Large Cap Core, ON BlackRock Advantage Small Cap Growth, ON S&P MidCap 400® Index, ON BlackRock Advantage Large Cap Growth, ON Risk Managed Balanced, ON Federated Core Plus Bond, ON Janus Henderson U.S. Low Volatility, ON iShares Managed Risk Balanced, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model.

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and Franklin Multi-Asset Dynamic Multi-Strategy VIT

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Allspring Variable Trust: VT Opportunity

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF U.S. Real Estate and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Trend Driven Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, International Equity, and Global Dynamic Multi-Asset

The Prudential Series Fund, Inc. - Class II: PSF PGIM Jennison Focused Blend and PSF PGIM Jennison Growth

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Products Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Short-Term, and Low Duration

BNY Mellon Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin DynaTech VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin DynaTech VIP, Templeton Foreign VIP, and Franklin Allocation VIP

Federated Hermes Insurance Series: Kaufmann Fund II Service Shares

Ivy Variable Insurance Portfolios: Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Natural Resources, and Delaware Ivy VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $53.2 million and $43.2 million from Ohio National Fund, Inc. for the periods ended December 31, 2021 and 2020, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2021.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

The Account has evaluated for subsequent events through March 30, 2022 which is the date these financial statements were issued, and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts' assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	NScore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70 Issue ages 71 through 75	0.10% 0.25%	0.10% 0.25%	0.10% 0.25%
Premium Protection Plus or Joint Premium
Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Optional Enhanced Death Benefit ("GEB")
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB "Plus" at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB "Plus" at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	NA NA 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection (“GPP”) These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.20% to 0.55% 0.45% to 0.90%	0.20% to 0.55% 0.45% to 1.30%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%
Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70 Issue ages 71 through 75	0.10% 0.25%	0.10% 0.25%	0.10% 0.25%
Premium Protection Plus or Joint Premium
Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Optional Enhanced Death Benefit ("GEB")
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB "Plus" at issue ages through 70 (1)	0.30%	0.30%	NA
GEB "Plus" at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA
Optional Guaranteed Principal Protection ("GPP")
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%
Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70 Issue ages 71 through 75	0.10% 0.25%	0.10% 0.25%	0.10% 0.25%
Premium Protection Plus or Joint Premium
Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit ("GMIB")
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection ("GPP") This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

The COVID-19 virus pandemic has continued to significantly impact the global economy and the market environment. Liquidity and performance of the subaccounts may be negatively impacted as a result of ongoing economic uncertainties caused by the pandemic. The values of the subaccounts in future financial statements may differ significantly from those presented for this period end.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the fund shares held in the Account or on capital gains realized by the Account upon redemption of the fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Mergers, Replacements, and Other Significant Transactions

The Account, along with ONLIC, NSLA, and certain other variable separate account entities affiliated with ONLIC and NSLA, was a party to an application filed with the Securities and Exchange Commission (“SEC”) for an order of approval pursuant to Section 26(c) and order of exemption pursuant to Section 17(b) of the 40 Act. In the application, those entities proposed to substitute shares of certain unaffiliated underlying funds currently available under certain variable contracts for shares of different underlying funds. The entities also requested permission to carry out in-kind security transfers in order to execute certain of the proposed substitution transactions.

The Subaccounts impacted by the proposed substitution transactions were:

Existing Subaccounts	Replacement Subaccounts
AB VPS Dynamic Asset Allocation of the AB Variable Products	AB VPS Global Risk Allocation-Moderate of the A
Series Fund, Inc. – Class B	Variable Products Series Fund, Inc. – Class B
PIMCO Global Diversified Allocation of the PIMCO Variable	AB VPS Global Risk Allocation-Moderate of the AB
Insurance Trust - Administrative Shares	Variable Products Series Fund, Inc. – Class B
Managed Volatility Fund II Primary Share and Service Shares of	ON iShares Managed Risk Balanced of Ohio National Fund,
the Federated Hermes Insurance Series	Inc.
Janus Henderson U.S. Low Volatility of the Janus Aspen Series -	ON Janus Henderson U.S. Low Volatility of Ohio National Service Shares Fund, Inc.
Morgan Stanley VIF Core Plus Fixed Income of the Morgan	ON Federated Core Plus Bond of Ohio National Fund, Inc.
Stanley Variable Insurance Fund, Inc. - Class II
PIMCO Total Return of the PIMCO Variable Insurance Trust –	ON Federated Core Plus Bond of Ohio National Fund, Inc.
Administrative Shares

On May 4, 2021, the application for the substitution transactions and in-kind transfers was approved by the SEC. The substitution transactions were effected on June 25, 2021 (the Substitution Date) via redemptions from the Existing Subaccounts and subscriptions to the Replacement Subaccounts. The transaction involving the JASS - Janus Henderson U.S. Low Volatility Subaccount and the ONFI - ON Janus Henderson U.S. Low Volatility Subaccount was executed at the fund level as an in-kind transfer of securities. All transactions resulted in realized gains (losses) to the Existing Subaccounts to the extent the proceeds from the transactions were different than the related cost amounts.

Effective December 4, 2020 the U.S. Small-Mid Cap Equity of the Lazard Retirement Series, Inc. – Service Shares issued a reverse share split (1:2 split ratio).

Effective December 4, 2020, the ON Conservative Model Portfolio of Ohio National Fund, Inc. merged into the ON Moderately Conservative Model Portfolio of Ohio National Fund, Inc.

Effective May 29, 2020, the ON Foreign Portfolio of Ohio National Fund, Inc. merged into the ON BlackRock Advantage International Equity Portfolio of Ohio National Fund, Inc.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

	Purchases	Sales
ONFI - ON Bond Subaccount	$282,181	$247,415
ONFI - ON BlackRock Balanced Allocation Subaccount	2,210,066	3,396,398
ONFI - ON BlackRock Advantage International Equity Subaccount	148,631	443,036
ONFI - ON Janus Henderson Forty Subaccount	151,763	88,626
ONFI - ON AB Small Cap Subaccount	509,497	306,604
ONFI - ON AB Mid Cap Core Subaccount	37,735	19,207
ONFI - ON S&P 500® Index Subaccount	1,670,027	2,946,968
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	153,741	1,524,700
ONFI - ON Federated High Income Bond Subaccount	753,673	671,759
ONFI - ON Nasdaq-100® Index Subaccount	1,280,759	667,837
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	1,512,002	2,942,178
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	1,090,759	642,395
ONFI - ON S&P MidCap 400® Index Subaccount	44,392	120,759
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	672,243	488,602
ONFI - ON Risk Managed Balanced Subaccount	2,823,230	1,185,283
ONFI - ON Federated Core Plus Bond Subaccount	14,573,003	877,945
ONFI - ON Janus Henderson U.S. Low Volatility Subaccount	24,200,321	2,662,154
ONFI - ON iShares Managed Risk Balanced Subaccount	14,233,368	663,581
ONFI - ON Moderately Conservative Model Subaccount	66,179	97,898
ONFI - ON Balanced Model Subaccount	212,138	266,313
ONFI - ON Moderate Growth Model Subaccount	283,730	336,219
ONFI - ON Growth Model Subaccount	11,260	49,399
FIDS - VIP Government Money Market Subaccount	4,866,196	3,508,665
FID2 - VIP Mid Cap Subaccount	1,432,858	1,181,988
FID2 - VIP Contrafund® Subaccount	903,496	1,192,984
FID2 - VIP Growth Subaccount	233,625	130,745
FID2 - VIP Equity-Income Subaccount	222,690	481,058
FID2 - VIP Real Estate Subaccount	60,552	617,214
FID2 - VIP Target Volatility Subaccount	1,105,262	1,348,978
JASS - Janus Henderson Research Subaccount	25,787	35,962
JASS - Janus Henderson Global Research Subaccount	9,636	54,437
JASS - Janus Henderson Balanced Subaccount	437,331	875,850
JASS - Janus Henderson Overseas Subaccount	132,987	302,998
JASS - Janus Henderson U.S. Low Volatility Subaccount	5,357,203	25,979,650
JASS - Janus Henderson Flexible Bond Subaccount	28,767	18,504
LEGI - ClearBridge Variable Dividend Strategy Subaccount	73,779	98,600
LEGI - ClearBridge Variable Large Cap Value Subaccount	27,238	86,374
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	1,893,845	6,178,342
LEG2 - Western Asset Core Plus VIT Subaccount	1,420,562	1,077,212
ASVT - VT Opportunity Subaccount	1,657	619
MSV2 - VIF Core Plus Fixed Income Subaccount	62,309	1,168,609
MSV2 - VIF U.S. Real Estate Subaccount	29,370	261,348
MSV2 - VIF Growth Subaccount	866,684	535,356
GSVI - Large Cap Value Subaccount	413,036	392,642
GSVI - U.S. Equity Insights Subaccount	135,548	147,727
GSVI - Strategic Growth Subaccount	74,253	47,519
GSVS - Large Cap Value Subaccount	855,401	1,121,971
GSVS - U.S. Equity Insights Subaccount	54,343	130,457
GSVS - Strategic Growth Subaccount	283,215	206,959
GSVS - Trend Driven Allocation Subaccount	913,666	745,893
LAZS - Emerging Markets Equity Subaccount	799,341	987,209
LAZS - U.S. Small-Mid Cap Equity Subaccount	96,565	143,317
LAZS - International Equity Subaccount	1,047,765	1,171,342
LAZS - Global Dynamic Multi-Asset Subaccount	509,688	1,306,702
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	11,485	190,609
PRS2 - PSF PGIM Jennison Growth Subaccount	35,718	79,628
JPMI - Small Cap Core Subaccount	375,584	278,867
JPMI - Mid Cap Value Subaccount	333,118	741,191
ABVB - VPS Growth & Income Subaccount	106,905	179,602
ABVB - VPS Small Cap Growth Subaccount	237,376	42,315
ABVB - VPS Dynamic Asset Allocation Subaccount	99,493	6,622,771
ABVB - VPS Global Risk Allocation-Moderate Subaccount	32,290,020	2,585,130
MFSI - New Discovery Subaccount	198,164	245,986
MFSI - Mid Cap Growth Subaccount	322,129	351,077
MFSI - Total Return Subaccount	376,610	210,538
MFS2 - Massachusetts Investors Growth Stock Subaccount	11,445	6,543

	Purchases	Sales
PVIA - Real Return Subaccount	$1,287,040	$899,114
PVIA - Total Return Subaccount	1,605,102	13,353,004
PVIA - Global Bond Opportunities Subaccount	135,670	39,275
PVIA - CommodityRealReturn® Strategy Subaccount	73,205	340,156
PVIA - Global Diversified Allocation Subaccount	1,318,475	27,225,492
PVIA - Short-Term Subaccount	98,203	212,122
PVIA - Low Duration Subaccount	414,410	183,517
BNYS - Appreciation Subaccount	86,220	60,543
ROYI - Small-Cap Subaccount	116,367	990,374
ROYI - Micro-Cap Subaccount	51,658	203,897
AIMI - Invesco V.I. International Growth Series II Subaccount	180,425	69,391
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	955,797	1,727,327
NBAS - AMT Mid Cap Intrinsic Value Subaccount	40,841	177,289
FRT2 - Franklin Income VIP Subaccount	83,150	47,608
FRT2 - Franklin DynaTech VIP Subaccount	20,983	20,124
FRT2 - Templeton Foreign VIP Subaccount	196,473	170,119
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2,085,349	804,148
FRT4 - Franklin Income VIP Subaccount	102,248	198,832
FRT4 - Franklin DynaTech VIP Subaccount	157,989	231,300
FRT4 - Templeton Foreign VIP Subaccount	1,139,474	1,204,140
FRT4 - Franklin Allocation VIP Subaccount	16,973	83,964
FEDS - Kaufmann Fund II Service Shares Subaccount	147,251	52,219
FEDS - Managed Volatility Fund II Primary Shares Subaccount	223,425	12,008,840
FEDS - Managed Volatility Fund II Service Shares Subaccount	52,953	3,188,880
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	420,398	374,902
IVYV - Delaware Ivy VIP Natural Resources Subaccount	8,605	38,850
IVYV - Delaware Ivy VIP Science and Technology Subaccount	312,656	231,030
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	261,927	581,114
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	395,349	1,483,725
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	205,315	660,378
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	30,263	65,347
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	45,288	52,035
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	29,788	31,864

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners' equity for contracts in the accumulation period only, and excludes the portion of contract owners' equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Equity Subaccount	2018	480,753	$14.01 to $19.48	$6,708,227	0.90% to 1.75%	-15.31% to -14.60%	0.00%
ONFI - ON Equity Subaccount	2017	497,721	$16.40 to $23.00	$8,177,658	0.90% to 1.75%	12.69% to 13.64%	0.00%
ONFI - ON Bond Subaccount	2021	70,551	$13.43 to $24.52	$1,441,036	0.90% to 1.70%	-3.16% to -2.39%	2.73%
ONFI - ON Bond Subaccount	2020	70,115	$13.87 to $25.12	$1,470,160	0.90% to 1.70%	7.76% to 8.61%	0.69%
ONFI - ON Bond Subaccount	2019	71,226	$12.87 to $23.13	$1,390,494	0.90% to 1.70%	12.81% to 13.70%	2.18%
ONFI - ON Bond Subaccount	2018	67,163	$11.41 to $20.34	$1,201,927	0.90% to 1.70%	-4.70% to -3.94%	0.00%
ONFI - ON Bond Subaccount	2017	72,022	$11.98 to $21.18	$1,349,589	0.90% to 1.70%	4.40% to 5.22%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2021	650,108	$29.45 to $31.19	$19,333,508	0.90% to 1.75%	17.01% to 18.00%	1.51%
ONFI - ON BlackRock Balanced Allocation Subaccount	2020	751,586	$24.96 to $26.65	$18,989,770	0.90% to 1.75%	13.65% to 14.61%	0.19%
ONFI - ON BlackRock Balanced Allocation Subaccount	2019	859,287	$21.78 to $23.45	$19,036,654	0.90% to 1.75%	27.07% to 28.14%	1.67%
ONFI - ON BlackRock Balanced Allocation Subaccount	2018	8,054	$16.99 to $18.61	$131,504	0.90% to 1.65%	-15.97% to -15.34%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2017	8,596	$20.07 to $22.15	$164,791	0.90% to 1.65%	19.10% to 19.98%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2021	199,553	$16.20 to $16.97	$2,894,908	0.90% to 1.65%	11.65% to 12.48%	1.34%
ONFI - ON BlackRock Advantage International Equity Subaccount	2020	221,230	$13.41 to $14.40	$2,863,381	0.90% to 1.55%	5.11% to 5.79%	0.64%
ONFI - ON BlackRock Advantage International Equity Subaccount	2019	197,387	$12.76 to $13.62	$2,421,046	0.90% to 1.55%	18.88% to 19.64%	1.65%
ONFI - ON BlackRock Advantage International Equity Subaccount	2018	223,004	$10.73 to $11.38	$2,298,565	0.90% to 1.55%	-14.66% to -14.11%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2017	223,965	$12.02 to $13.25	$2,700,054	0.90% to 1.40%	25.08% to 25.70%	0.00%
ONFI - ON Capital Appreciation Subaccount	2018	72,941	$20.05 to $36.82	$2,351,044	0.90% to 1.75%	-15.08% to -14.36%	0.00%
ONFI - ON Capital Appreciation Subaccount	2017	78,609	$23.61 to $42.99	$2,964,998	0.90% to 1.75%	13.82% to 14.78%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2019	17,297	$19.30 to $21.35	$338,553	0.90% to 1.40%	8.65% to 9.19%	1.64%
ONFI - ON Foreign Subaccount (note 4)	2018	17,122	$17.77 to $19.55	$308,255	0.90% to 1.40%	-16.80% to -16.38%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2017	16,872	$21.35 to $23.38	$364,555	0.90% to 1.40%	18.19% to 18.78%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2021	28,912	$34.79 to $56.87	$1,040,965	0.90% to 1.70%	17.70% to 18.63%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2020	30,597	$29.33 to $48.32	$936,473	0.90% to 1.70%	35.56% to 36.64%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2019	32,130	$21.46 to $35.64	$735,166	0.90% to 1.70%	32.63% to 33.68%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2018	32,657	$16.06 to $26.87	$552,176	0.90% to 1.70%	3.45% to 4.27%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2017	39,226	$15.40 to $25.98	$629,133	0.90% to 1.70%	25.55% to 26.54%	0.00%
ONFI - ON AB Small Cap Subaccount	2021	102,666	$31.38 to $47.68	$3,231,553	0.90% to 1.70%	6.36% to 7.21%	0.00%
ONFI - ON AB Small Cap Subaccount	2020	106,093	$29.27 to $44.82	$3,137,566	0.90% to 1.70%	31.79% to 32.84%	0.12%
ONFI - ON AB Small Cap Subaccount	2019	131,283	$22.04 to $34.01	$2,957,572	0.90% to 1.70%	26.46% to 27.46%	0.00%
ONFI - ON AB Small Cap Subaccount	2018	153,193	$17.29 to $26.78	$2,781,897	0.90% to 1.75%	-7.99% to -7.21%	0.00%
ONFI - ON AB Small Cap Subaccount	2017	166,535	$18.63 to $29.11	$3,270,049	0.90% to 1.75%	21.85% to 22.87%	0.00%
ONFI - ON AB Mid Cap Core Subaccount	2021	11,294	$48.44 to $54.46	$550,956	0.90% to 1.40%	15.18% to 15.75%	0.15%
ONFI - ON AB Mid Cap Core Subaccount	2020	11,442	$42.06 to $47.05	$484,438	0.90% to 1.40%	17.50% to 18.08%	0.08%
ONFI - ON AB Mid Cap Core Subaccount	2019	12,342	$35.79 to $39.84	$444,352	0.90% to 1.40%	34.69% to 35.35%	0.00%
ONFI - ON AB Mid Cap Core Subaccount	2018	13,039	$26.58 to $29.44	$348,315	0.90% to 1.40%	-4.56% to -4.08%	0.00%
ONFI - ON AB Mid Cap Core Subaccount	2017	15,495	$23.08 to $30.69	$432,779	0.90% to 1.55%	25.17% to 25.97%	0.00%
ONFI - ON S&P 500® Index Subaccount	2021	268,895	$44.92 to $50.28	$12,372,702	0.90% to 1.75%	26.05% to 27.11%	1.40%
ONFI - ON S&P 500® Index Subaccount	2020	314,439	$35.63 to $39.56	$11,428,813	0.90% to 1.75%	15.96% to 16.94%	0.39%
ONFI - ON S&P 500® Index Subaccount	2019	350,592	$30.73 to $33.83	$10,977,013	0.90% to 1.75%	28.72% to 29.80%	1.24%
ONFI - ON S&P 500® Index Subaccount	2018	399,786	$23.87 to $26.06	$9,680,258	0.90% to 1.75%	-6.42% to -5.63%	0.00%
ONFI - ON S&P 500® Index Subaccount	2017	438,675	$25.51 to $27.62	$11,297,122	0.90% to 1.75%	19.30% to 20.30%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2021	269,081	$29.56 to $30.27	$7,522,880	0.90% to 1.75%	23.23% to 24.27%	1.28%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2020	322,017	$23.79 to $24.57	$7,275,419	0.90% to 1.75%	1.87% to 2.73%	0.95%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2019	322,009	$23.15 to $24.11	$7,138,399	0.90% to 1.75%	17.16% to 18.14%	2.92%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2018	365,546	$19.60 to $20.58	$6,896,677	0.90% to 1.75%	-10.03% to -9.27%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2017	408,177	$21.60 to $22.88	$8,525,648	0.90% to 1.75%	12.65% to 13.60%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2021	186,243	$17.53 to $32.93	$4,927,484	0.90% to 1.75%	3.16% to 4.03%	5.10%
ONFI - ON Federated High Income Bond Subaccount	2020	189,635	$16.99 to $31.66	$4,857,017	0.90% to 1.75%	4.43% to 5.31%	1.54%
ONFI - ON Federated High Income Bond Subaccount	2019	199,396	$16.27 to $30.06	$4,848,669	0.90% to 1.75%	13.31% to 14.26%	3.95%
ONFI - ON Federated High Income Bond Subaccount	2018	233,843	$14.36 to $26.31	$4,903,490	0.90% to 1.75%	-4.93% to -4.12%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2017	265,018	$15.11 to $27.44	$5,814,728	0.90% to 1.75%	5.13% to 6.01%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount	2018	82,334	$21.95 to $49.02	$3,050,043	0.90% to 1.75%	-10.78% to -10.02%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount	2017	88,933	$24.61 to $54.48	$3,705,835	0.90% to 1.75%	10.28% to 11.21%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2021	136,429	$37.07 to $81.67	$4,901,384	0.90% to 1.70%	24.87% to 25.86%	0.50%
ONFI - ON Nasdaq-100® Index Subaccount	2020	143,840	$29.45 to $65.40	$4,134,731	0.90% to 1.70%	45.84% to 47.00%	0.17%
ONFI - ON Nasdaq-100® Index Subaccount	2019	157,587	$20.04 to $44.85	$3,090,323	0.90% to 1.70%	36.54% to 37.62%	0.47%
ONFI - ON Nasdaq-100® Index Subaccount	2018	198,258	$14.56 to $32.85	$2,830,964	0.90% to 1.70%	-2.09% to -1.31%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2017	198,288	$14.75 to $33.55	$2,853,441	0.90% to 1.70%	30.20% to 31.23%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2021	310,732	$40.82 to $50.08	$14,012,568	0.90% to 1.75%	26.28% to 27.34%	0.96%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2020	374,042	$32.33 to $39.32	$13,302,034	0.90% to 1.75%	15.52% to 16.50%	0.19%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2019	425,876	$27.98 to $33.76	$13,065,197	0.90% to 1.75%	31.30% to 32.41%	0.96%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2018	143,268	$21.31 to $25.49	$3,289,972	0.90% to 1.75%	-19.39% to -18.70%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2017	148,691	$26.44 to $31.36	$4,228,740	0.90% to 1.75%	23.66% to 24.69%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2021	151,710	$34.96 to $37.36	$5,257,273	0.90% to 1.75%	2.26% to 3.13%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2020	154,462	$34.18 to $36.23	$5,213,308	0.90% to 1.75%	32.02% to 33.14%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2019	200,365	$25.89 to $27.21	$5,109,547	0.90% to 1.75%	31.76% to 32.87%	0.09%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2018	87,999	$19.65 to $20.48	$1,688,235	0.90% to 1.75%	-6.82% to -6.03%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2017	102,341	$21.09 to $21.79	$2,098,719	0.90% to 1.75%	19.49% to 20.49%	0.00%
ONFI - ON ICON Balanced Subaccount	2018	1,124,592	$14.39 to $19.15	$18,243,011	0.90% to 1.75%	-12.12% to -11.38%	0.00%
ONFI - ON ICON Balanced Subaccount	2017	1,318,694	$16.37 to $21.60	$24,422,294	0.90% to 1.75%	9.02% to 9.94%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2021	47,619	$26.46 to $31.77	$1,177,070	0.90% to 1.55%	22.28% to 23.07%	1.01%
ONFI - ON S&P MidCap 400® Index Subaccount	2020	51,591	$21.50 to $25.98	$1,040,930	0.90% to 1.55%	11.59% to 12.31%	0.15%
ONFI - ON S&P MidCap 400® Index Subaccount	2019	61,680	$19.14 to $23.28	$1,115,374	0.90% to 1.55%	23.66% to 24.46%	0.82%
ONFI - ON S&P MidCap 400® Index Subaccount	2018	71,871	$15.38 to $18.83	$1,042,256	0.90% to 1.55%	-12.81% to -12.25%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON S&P MidCap 400® Index Subaccount	2017	74,760	$16.51 to $17.53	$1,236,304	0.90% to 1.40%	13.89% to 14.45%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2021	52,574	$43.39 to $50.72	$2,280,019	0.90% to 1.65%	24.63% to 25.56%	0.26%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2020	62,420	$34.56 to $40.70	$2,164,994	0.90% to 1.65%	31.79% to 32.77%	0.19%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2019	82,572	$26.03 to $30.88	$2,175,553	0.90% to 1.65%	36.43% to 37.44%	0.44%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2018	102,766	$18.94 to $22.45	$1,985,139	0.90% to 1.75%	-16.36% to -15.65%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2017	110,203	$22.45 to $26.84	$2,538,036	0.90% to 1.75%	27.48% to 28.55%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2021	460,745	$19.93 to $21.25	$9,463,842	0.90% to 1.75%	13.07% to 14.02%	0.70%
ONFI - ON Risk Managed Balanced Subaccount	2020	439,756	$17.63 to $18.64	$7,930,097	0.90% to 1.75%	20.05% to 21.06%	0.28%
ONFI - ON Risk Managed Balanced Subaccount	2019	507,672	$14.68 to $15.40	$7,608,099	0.90% to 1.75%	23.01% to 24.05%	1.07%
ONFI - ON Risk Managed Balanced Subaccount	2018	526,916	$11.94 to $12.41	$6,390,606	0.90% to 1.75%	-2.49% to -1.66%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2017	591,171	$12.24 to $12.62	$7,323,401	0.90% to 1.75%	15.61% to 16.59%	0.00%
ONFI - ON Federated Core Plus Bond Subaccount	2021	1,392,969	$9.76 to $9.84	$13,644,926	0.90% to 1.75%	-2.97% to -2.15%	0.66%
ONFI - ON Janus Henderson U.S. Low Volatility Subaccount (note 4)	2021	2,182,418	$11.02 to $11.07	$24,091,606	0.90% to 1.75%	10.21%(a) to 10.69%(b)	0.00%
ONFI - ON iShares Managed Risk Balanced Subaccount (note 4)	2021	1,367,435	$10.14 to $10.18	$13,885,220	0.90% to 1.75%	1.38%(a) to 1.83%(b)	0.00%
ONFI - ON Conservative Model Subaccount (note 4)	2019	33,954	$11.11 to $11.27	$378,265	0.90% to 1.40%	11.62% to 12.17%	5.38%
ONFI - ON Moderately Conservative Model Subaccount	2021	196,582	$13.22 to $13.54	$2,601,554	0.90% to 1.40%	6.41% to 6.94%	1.12%
ONFI - ON Moderately Conservative Model Subaccount	2020	201,425	$12.43 to $12.67	$2,505,537	0.90% to 1.40%	9.89% to 10.44%	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2019	11,384	$11.31 to $11.47	$129,292	0.90% to 1.40%	14.97% to 15.54%	2.38%
ONFI - ON Balanced Model Subaccount	2021	134,791	$13.87 to $14.41	$1,922,639	0.90% to 1.70%	9.17% to 10.04%	0.87%
ONFI - ON Balanced Model Subaccount	2020	139,944	$12.70 to $13.09	$1,818,530	0.90% to 1.70%	11.86% to 12.75%	0.00%
ONFI - ON Balanced Model Subaccount	2019	133,140	$11.36 to $11.61	$1,539,399	0.90% to 1.70%	17.47% to 18.40%	1.55%
ONFI - ON Balanced Model Subaccount	2018	115,971	$9.67 to $9.81	$1,134,404	0.90% to 1.70%	-9.32% to -8.60%	0.00%
ONFI - ON Balanced Model Subaccount	2017	129,601	$10.66 to $10.73	$1,388,671	0.90% to 1.70%	6.61%(a) to 7.30%(b)	0.00%
ONFI - ON Moderate Growth Model Subaccount	2021	190,458	$15.10 to $15.65	$2,921,117	0.90% to 1.65%	12.97% to 13.81%	0.42%
ONFI - ON Moderate Growth Model Subaccount	2020	193,401	$13.36 to $13.75	$2,617,479	0.90% to 1.65%	13.85% to 14.70%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2019	169,368	$11.74 to $11.99	$2,002,583	0.90% to 1.65%	21.80% to 22.70%	1.08%
ONFI - ON Moderate Growth Model Subaccount	2018	170,771	$9.64 to $9.77	$1,653,511	0.90% to 1.65%	-11.60% to -10.94%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2017	152,194	$10.90 to $10.92	$1,661,689	1.40% to 1.65%	9.02%(a) to 9.24%(b)	0.00%
ONFI - ON Growth Model Subaccount	2021	61,207	$16.27 to $16.66	$1,011,452	0.90% to 1.40%	15.95% to 16.53%	0.25%
ONFI - ON Growth Model Subaccount	2020	63,690	$14.03 to $14.30	$904,391	0.90% to 1.40%	17.03% to 17.62%	0.00%
ONFI - ON Growth Model Subaccount	2019	27,743	$11.99 to $12.01	$332,828	1.35% to 1.40%	24.73% to 24.79%	0.98%
ONFI - ON Growth Model Subaccount	2018	23,655	$9.62	$227,582	1.35%	-12.76%	0.00%
ONFI - ON Growth Model Subaccount	2017	10,893	$11.03	$120,116	1.35%	10.27%(c)	0.00%
FIDS - VIP Government Money Market Subaccount	2021	280,955	$8.61 to $12.06	$3,066,632	0.90% to 1.70%	-1.66% to -0.88%	0.01%
FIDS - VIP Government Money Market Subaccount	2020	157,930	$8.75 to $12.16	$1,708,901	0.90% to 1.70%	-1.40% to -0.62%	0.27%
FIDS - VIP Government Money Market Subaccount	2019	202,410	$8.88 to $12.24	$2,320,925	0.90% to 1.70%	0.21% to 1.01%	1.87%
FIDS - VIP Government Money Market Subaccount	2018	167,751	$8.86 to $12.12	$1,866,101	0.90% to 1.70%	-0.16% to 0.64%	1.58%
FIDS - VIP Government Money Market Subaccount	2017	204,267	$8.87 to $12.04	$2,287,158	0.90% to 1.70%	-1.10% to -0.32%	0.56%
FID2 - VIP Mid Cap Subaccount	2021	135,193	$31.18 to $69.66	$7,163,000	0.90% to 1.75%	23.15% to 24.19%	0.36%
FID2 - VIP Mid Cap Subaccount	2020	153,135	$25.32 to $56.09	$6,516,262	0.90% to 1.75%	15.83% to 16.81%	0.39%
FID2 - VIP Mid Cap Subaccount	2019	188,866	$21.86 to $48.02	$7,010,207	0.90% to 1.75%	21.05% to 22.07%	0.67%
FID2 - VIP Mid Cap Subaccount	2018	215,133	$18.06 to $39.34	$6,533,632	0.90% to 1.75%	-16.25% to -15.54%	0.40%
FID2 - VIP Mid Cap Subaccount	2017	225,606	$21.56 to $46.57	$8,166,453	0.90% to 1.75%	18.47% to 19.46%	0.49%
FID2 - VIP Contrafund® Subaccount	2021	120,247	$45.23 to $54.78	$5,917,498	0.90% to 1.70%	25.38% to 26.37%	0.03%
FID2 - VIP Contrafund® Subaccount	2020	140,817	$36.08 to $43.35	$5,507,146	0.90% to 1.70%	28.05% to 29.07%	0.09%
FID2 - VIP Contrafund® Subaccount	2019	199,023	$28.17 to $33.58	$6,089,622	0.90% to 1.70%	29.08% to 30.10%	0.21%
FID2 - VIP Contrafund® Subaccount	2018	222,173	$21.83 to $25.81	$5,238,364	0.90% to 1.70%	-8.21% to -7.48%	0.44%
FID2 - VIP Contrafund® Subaccount	2017	250,479	$23.78 to $27.90	$6,436,482	0.90% to 1.70%	19.56% to 20.51%	0.78%
FID2 - VIP Growth Subaccount	2021	24,552	$38.51 to $63.10	$1,077,502	0.90% to 1.65%	20.91% to 21.81%	0.00%
FID2 - VIP Growth Subaccount	2020	27,612	$31.61 to $52.19	$980,767	0.90% to 1.65%	41.21% to 42.27%	0.04%
FID2 - VIP Growth Subaccount	2019	22,230	$22.22 to $36.95	$570,244	0.90% to 1.65%	31.80% to 32.78%	0.05%
FID2 - VIP Growth Subaccount	2018	23,365	$16.73 to $28.04	$451,089	0.90% to 1.65%	-2.06% to -1.33%	0.04%
FID2 - VIP Growth Subaccount	2017	22,413	$16.96 to $28.63	$440,123	0.90% to 1.65%	32.63% to 33.62%	0.07%
FID2 - VIP Equity-Income Subaccount	2021	39,443	$30.25 to $35.85	$1,313,160	0.90% to 1.55%	22.70% to 23.49%	1.48%
FID2 - VIP Equity-Income Subaccount	2020	52,968	$24.65 to $29.03	$1,429,100	0.90% to 1.55%	4.81% to 5.49%	1.74%
FID2 - VIP Equity-Income Subaccount	2019	50,093	$23.52 to $27.52	$1,290,245	0.90% to 1.55%	25.17% to 25.97%	1.93%
FID2 - VIP Equity-Income Subaccount	2018	51,999	$18.79 to $21.85	$1,068,499	0.90% to 1.55%	-9.94% to -9.36%	1.98%
FID2 - VIP Equity-Income Subaccount	2017	62,881	$20.86 to $24.10	$1,428,208	0.90% to 1.55%	10.94% to 11.65%	1.52%
FID2 - VIP Real Estate Subaccount	2021	100,003	$23.88 to $28.19	$2,459,355	0.90% to 1.75%	36.26% to 37.41%	0.90%
FID2 - VIP Real Estate Subaccount	2020	125,749	$17.38 to $20.69	$2,257,221	0.90% to 1.75%	-8.40% to -7.62%	1.95%
FID2 - VIP Real Estate Subaccount	2019	118,239	$18.81 to $22.58	$2,314,071	0.90% to 1.75%	20.83% to 21.85%	1.43%
FID2 - VIP Real Estate Subaccount	2018	133,750	$15.44 to $18.69	$2,160,119	0.90% to 1.75%	-8.07% to -7.29%	2.51%
FID2 - VIP Real Estate Subaccount	2017	149,322	$16.65 to $20.33	$2,609,751	0.90% to 1.75%	1.99% to 2.85%	1.58%
FID2 - VIP Target Volatility Subaccount	2021	417,442	$17.08 to $18.40	$7,363,957	0.90% to 1.75%	10.11% to 11.03%	0.02%
FID2 - VIP Target Volatility Subaccount	2020	481,202	$15.52 to $16.57	$7,689,486	0.90% to 1.75%	7.11% to 8.02%	1.24%
FID2 - VIP Target Volatility Subaccount	2019	550,961	$14.49 to $15.34	$8,184,329	0.90% to 1.75%	16.61% to 17.59%	1.36%
FID2 - VIP Target Volatility Subaccount	2018	603,838	$12.42 to $13.05	$7,666,830	0.90% to 1.75%	-7.62% to -6.84%	1.55%
FID2 - VIP Target Volatility Subaccount	2017	600,057	$13.45 to $14.01	$8,212,470	0.90% to 1.75%	14.30% to 15.26%	1.15%
JASS - Janus Henderson Research Subaccount	2021	16,623	$28.88 to $44.97	$451,302	0.90% to 1.55%	18.22% to 18.98%	0.02%
JASS - Janus Henderson Research Subaccount	2020	17,698	$24.27 to $38.04	$405,364	0.90% to 1.55%	30.55% to 31.39%	0.29%
JASS - Janus Henderson Research Subaccount	2019	46,422	$18.47 to $29.14	$791,717	0.90% to 1.55%	33.16% to 34.02%	0.29%
JASS - Janus Henderson Research Subaccount	2018	56,757	$13.78 to $21.88	$725,302	0.90% to 1.55%	-4.33% to -3.71%	0.35%
JASS - Janus Henderson Research Subaccount	2017	63,966	$14.31 to $22.87	$855,357	0.90% to 1.55%	25.61% to 26.42%	0.26%
JASS - Janus Henderson Global Research Subaccount	2021	9,008	$30.14 to $31.18	$156,828	1.35% to 1.65%	15.88% to 16.23%	0.34%
JASS - Janus Henderson Global Research Subaccount	2020	12,470	$26.01 to $26.83	$182,680	1.35% to 1.65%	17.81% to 18.16%	0.64%
JASS - Janus Henderson Global Research Subaccount	2019	10,859	$22.07 to $22.70	$135,076	1.35% to 1.65%	26.62% to 27.00%	0.85%
JASS - Janus Henderson Global Research Subaccount	2018	12,034	$17.43 to $17.88	$117,427	1.35% to 1.65%	-8.60% to -8.33%	0.97%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
JASS - Janus Henderson Global Research Subaccount	2017	12,502	$19.07 to $19.50	$132,803	1.35% to 1.65%	24.63% to 25.00%	0.68%
JASS - Janus Henderson Balanced Subaccount	2021	201,221	$27.69 to $39.82	$6,347,547	0.90% to 1.70%	14.96% to 15.87%	0.67%
JASS - Janus Henderson Balanced Subaccount	2020	213,674	$24.09 to $34.37	$5,905,164	0.90% to 1.70%	12.12% to 13.01%	2.08%
JASS - Janus Henderson Balanced Subaccount	2019	191,305	$21.48 to $30.41	$4,572,644	0.90% to 1.70%	20.23% to 21.18%	1.66%
JASS - Janus Henderson Balanced Subaccount	2018	187,611	$17.87 to $25.10	$3,687,149	0.90% to 1.70%	-1.26% to -0.47%	1.73%
JASS - Janus Henderson Balanced Subaccount	2017	99,434	$18.10 to $25.22	$2,023,314	0.90% to 1.70%	16.17% to 17.08%	1.39%
JASS - Janus Henderson Overseas Subaccount	2021	171,187	$12.73 to $19.05	$2,945,567	0.90% to 1.65%	11.45% to 12.28%	1.03%
JASS - Janus Henderson Overseas Subaccount	2020	180,965	$11.42 to $16.96	$2,784,100	0.90% to 1.65%	14.13% to 14.98%	1.19%
JASS - Janus Henderson Overseas Subaccount	2019	220,454	$10.01 to $14.75	$2,960,598	0.90% to 1.65%	24.65% to 25.58%	1.80%
JASS - Janus Henderson Overseas Subaccount	2018	256,257	$8.03 to $11.75	$2,753,841	0.90% to 1.65%	-16.52% to -15.90%	1.64%
JASS - Janus Henderson Overseas Subaccount	2017	267,620	$9.62 to $13.97	$3,424,874	0.90% to 1.65%	28.69% to 29.64%	1.58%
JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	2020	1,068,504	$21.07 to $22.58	$23,128,547	0.90% to 1.75%	1.72% to 2.58%	1.98%
JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	2019	1,209,209	$20.71 to $22.01	$25,655,921	0.90% to 1.75%	25.84% to 26.90%	1.64%
JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	2018	1,390,021	$16.46 to $17.35	$23,355,546	0.90% to 1.75%	-6.23% to -5.44%	1.71%
JASS - Janus Henderson U.S. Low Volatility Subaccount (note 4)	2017	1,483,370	$17.55 to $18.34	$26,486,938	0.90% to 1.75%	13.47% to 14.42%	1.38%
JASS - Janus Henderson Flexible Bond Subaccount	2021	20,395	$11.16 to $11.72	$231,218	0.90% to 1.70%	-2.77% to -2.00%	1.62%
JASS - Janus Henderson Flexible Bond Subaccount	2020	20,025	$11.48 to $11.96	$233,157	0.90% to 1.70%	8.40% to 9.27%	2.46%
JASS - Janus Henderson Flexible Bond Subaccount	2019	20,830	$10.59 to $10.94	$223,451	0.90% to 1.70%	7.45% to 8.30%	2.74%
JASS - Janus Henderson Flexible Bond Subaccount	2018	33,121	$9.86 to $10.10	$328,325	0.90% to 1.70%	-2.95% to -2.17%	2.69%
JASS - Janus Henderson Flexible Bond Subaccount	2017	32,766	$10.19 to $10.33	$334,187	0.90% to 1.55%	1.78% to 2.43%	2.54%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2021	18,720	$38.50 to $44.58	$785,149	0.90% to 1.55%	24.86% to 25.67%	1.52%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2020	21,114	$30.84 to $35.48	$704,071	0.90% to 1.55%	6.02% to 6.71%	1.34%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2019	32,634	$29.08 to $33.25	$1,050,675	0.90% to 1.55%	29.58% to 30.42%	1.86%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2018	26,442	$22.44 to $25.49	$648,759	0.90% to 1.55%	-6.32% to -5.71%	1.57%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2017	26,762	$23.96 to $27.04	$697,343	0.90% to 1.55%	17.36% to 18.11%	1.60%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2021	6,296	$32.81 to $46.81	$281,491	0.90% to 1.55%	24.28% to 25.08%	0.92%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2020	8,432	$28.15 to $37.42	$298,293	0.90% to 1.65%	3.53% to 4.31%	1.10%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2019	12,746	$27.19 to $35.88	$441,545	0.90% to 1.65%	26.79% to 27.73%	1.59%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2018	18,197	$21.45 to $28.09	$490,635	0.90% to 1.65%	-10.36% to -9.69%	1.55%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2017	20,459	$23.93 to $31.10	$604,608	0.90% to 1.65%	12.98% to 13.81%	1.44%
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	2021	2,687,512	$13.98 to $15.21	$38,704,185	0.90% to 1.75%	10.97% to 11.90%	2.46%
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	2020	3,023,620	$12.60 to $13.59	$39,182,859	0.90% to 1.75%	-9.63% to -8.87%	1.95%
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	2019	2,985,927	$13.94 to $14.91	$42,689,654	0.90% to 1.75%	13.86% to 14.82%	2.28%
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	2018	3,173,984	$12.25 to $12.99	$39,728,200	0.90% to 1.75%	-8.66% to -7.88%	1.72%
LEGI - Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount	2017	3,523,981	$13.41 to $14.10	$48,119,155	0.90% to 1.75%	12.11% to 13.06%	1.50%
LEG2 - Western Asset Core Plus VIT Subaccount	2021	742,313	$11.49 to $12.10	$8,744,185	0.90% to 1.75%	-3.88% to -3.07%	2.30%
LEG2 - Western Asset Core Plus VIT Subaccount	2020	719,345	$11.95 to $12.48	$8,778,679	0.90% to 1.75%	7.17% to 8.08%	1.87%
LEG2 - Western Asset Core Plus VIT Subaccount	2019	752,204	$11.15 to $11.55	$8,535,294	0.90% to 1.75%	9.90% to 10.82%	4.10%
LEG2 - Western Asset Core Plus VIT Subaccount	2018	778,381	$10.15 to $10.42	$8,002,014	0.90% to 1.75%	-4.33% to -3.52%	3.42%
LEG2 - Western Asset Core Plus VIT Subaccount	2017	889,788	$10.61 to $10.80	$9,522,715	0.90% to 1.75%	3.88% to 4.75%	3.90%
ASVT - VT Opportunity Subaccount	2021	589	$61.14	$36,014	1.40%	23.05%	0.04%
ASVT - VT Opportunity Subaccount	2020	592	$49.68	$29,428	1.40%	19.33%	0.44%
ASVT - VT Opportunity Subaccount	2019	596	$41.63	$24,796	1.40%	29.65%	0.28%
ASVT - VT Opportunity Subaccount	2018	599	$32.11	$19,239	1.40%	-8.44%	0.19%
ASVT - VT Opportunity Subaccount	2017	602	$35.07	$21,127	1.40%	18.78%	0.67%
MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	2020	66,704	$13.88 to $19.72	$1,117,400	0.90% to 1.65%	5.80% to 6.59%	2.33%
MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	2019	55,045	$13.12 to $18.51	$864,432	0.90% to 1.65%	8.82% to 9.62%	4.21%
MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	2018	38,060	$12.06 to $16.88	$550,486	0.90% to 1.65%	-2.53% to -1.80%	2.34%
MSV2 - VIF Core Plus Fixed Income Subaccount (note 4)	2017	39,079	$12.37 to $17.19	$566,283	0.90% to 1.65%	4.18% to 4.95%	2.87%
MSV2 - VIF U.S. Real Estate Subaccount	2021	32,348	$22.55 to $46.17	$1,201,963	0.90% to 1.70%	37.11% to 38.19%	1.80%
MSV2 - VIF U.S. Real Estate Subaccount	2020	39,242	$16.45 to $33.41	$1,072,770	0.90% to 1.70%	-18.49% to -17.84%	2.62%
MSV2 - VIF U.S. Real Estate Subaccount	2019	33,957	$20.18 to $40.67	$1,130,387	0.90% to 1.70%	16.69% to 17.62%	1.66%
MSV2 - VIF U.S. Real Estate Subaccount	2018	40,148	$17.29 to $34.57	$1,114,341	0.90% to 1.70%	-9.52% to -8.79%	2.46%
MSV2 - VIF U.S. Real Estate Subaccount	2017	40,785	$21.95 to $37.91	$1,287,763	0.90% to 1.55%	1.30% to 1.95%	1.30%
MSV2 - VIF Growth Subaccount	2021	27,696	$88.59 to $92.94	$2,492,064	0.90% to 1.65%	-1.77% to -1.04%	0.00%
MSV2 - VIF Growth Subaccount	2020	31,632	$88.63 to $93.92	$2,875,377	0.90% to 1.55%	113.45% to 114.83%	0.00%
MSV2 - VIF Growth Subaccount	2019	32,286	$41.52 to $43.72	$1,371,305	0.90% to 1.55%	29.46% to 30.30%	0.00%
MSV2 - VIF Growth Subaccount	2018	33,210	$32.07 to $33.55	$1,091,134	0.90% to 1.55%	5.65% to 6.34%	0.00%
MSV2 - VIF Growth Subaccount	2017	31,519	$30.36 to $31.55	$975,989	0.90% to 1.55%	40.65% to 41.55%	0.00%
GSVI - Large Cap Value Subaccount	2021	114,057	$24.81 to $27.89	$2,845,739	0.90% to 1.40%	22.42% to 23.03%	1.15%
GSVI - Large Cap Value Subaccount	2020	128,002	$20.27 to $22.67	$2,608,170	0.90% to 1.40%	2.54% to 3.05%	1.44%
GSVI - Large Cap Value Subaccount	2019	127,634	$19.77 to $22.00	$2,540,428	0.90% to 1.40%	24.19% to 24.80%	1.43%
GSVI - Large Cap Value Subaccount	2018	177,998	$15.92 to $17.63	$2,848,901	0.90% to 1.40%	-9.73% to -9.28%	1.25%
GSVI - Large Cap Value Subaccount	2017	191,610	$17.63 to $19.43	$3,399,186	0.90% to 1.40%	8.34% to 8.88%	1.66%
GSVI - U.S. Equity Insights Subaccount	2021	14,569	$40.45	$589,235	1.40%	27.62%	0.77%
GSVI - U.S. Equity Insights Subaccount	2020	18,475	$31.69	$585,502	1.40%	15.92%	0.82%
GSVI - U.S. Equity Insights Subaccount	2019	20,867	$27.34	$570,503	1.40%	23.48%	1.24%
GSVI - U.S. Equity Insights Subaccount	2018	24,160	$22.14	$534,915	1.40%	-7.50%	1.16%
GSVI - U.S. Equity Insights Subaccount	2017	26,410	$23.94	$632,130	1.40%	22.36%	1.18%
GSVI - Strategic Growth Subaccount	2021	9,178	$54.18	$497,240	1.40%	20.24%	0.00%
GSVI - Strategic Growth Subaccount	2020	9,686	$45.06	$436,407	1.40%	38.56%	0.07%
GSVI - Strategic Growth Subaccount	2019	14,024	$32.52	$456,033	1.40%	33.66%	0.28%
GSVI - Strategic Growth Subaccount	2018	15,897	$24.33	$386,768	1.40%	-2.41%	0.44%
GSVI - Strategic Growth Subaccount	2017	19,701	$24.93	$491,170	1.40%	28.86%	0.53%
GSVS - Large Cap Value Subaccount	2021	249,201	$21.63 to $27.75	$5,584,060	0.90% to 1.75%	21.80% to 22.82%	0.89%
GSVS - Large Cap Value Subaccount	2020	293,771	$17.61 to $22.78	$5,399,829	0.90% to 1.75%	1.95% to 2.82%	1.18%
GSVS - Large Cap Value Subaccount	2019	293,400	$17.13 to $22.35	$5,303,121	0.90% to 1.75%	23.45% to 24.49%	1.21%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
GSVS - Large Cap Value Subaccount	2018	339,027	$13.76 to $18.10	$4,958,449	0.90% to 1.75%	-10.30% to -9.54%	0.99%
GSVS - Large Cap Value Subaccount	2017	370,819	$15.21 to $20.18	$6,040,233	0.90% to 1.75%	7.68% to 8.58%	1.38%
GSVS - U.S. Equity Insights Subaccount	2021	6,540	$36.32 to $45.32	$245,494	0.90% to 1.70%	26.95% to 27.96%	0.55%
GSVS - U.S. Equity Insights Subaccount	2020	9,970	$28.38 to $35.70	$316,057	0.90% to 1.70%	15.35% to 16.27%	0.65%
GSVS - U.S. Equity Insights Subaccount	2019	10,439	$24.41 to $30.95	$284,812	0.90% to 1.70%	22.84% to 23.81%	1.03%
GSVS - U.S. Equity Insights Subaccount	2018	13,536	$19.71 to $25.19	$291,992	0.90% to 1.70%	-7.93% to -7.20%	0.88%
GSVS - U.S. Equity Insights Subaccount	2017	11,691	$21.24 to $27.36	$276,694	0.90% to 1.70%	21.74% to 22.70%	1.36%
GSVS - Strategic Growth Subaccount	2021	24,186	$43.50 to $46.54	$1,107,285	0.90% to 1.40%	19.88% to 20.47%	0.00%
GSVS - Strategic Growth Subaccount	2020	25,243	$36.29 to $38.63	$984,153	0.90% to 1.40%	38.17% to 38.86%	0.00%
GSVS - Strategic Growth Subaccount	2019	27,119	$26.26 to $27.82	$761,162	0.90% to 1.40%	33.45% to 34.11%	0.05%
GSVS - Strategic Growth Subaccount	2018	33,028	$19.68 to $20.75	$685,639	0.90% to 1.40%	-2.70% to -2.21%	0.00%
GSVS - Strategic Growth Subaccount	2017	31,492	$20.22 to $21.21	$672,594	0.90% to 1.40%	28.57% to 29.20%	0.29%
GSVS - Trend Driven Allocation Subaccount	2021	470,430	$14.82 to $16.07	$7,190,632	0.90% to 1.75%	14.17% to 15.14%	0.00%
GSVS - Trend Driven Allocation Subaccount	2020	512,252	$12.98 to $13.96	$6,835,491	0.90% to 1.75%	2.32% to 3.18%	0.28%
GSVS - Trend Driven Allocation Subaccount	2019	543,261	$12.68 to $13.53	$7,062,764	0.90% to 1.75%	10.01% to 10.94%	1.45%
GSVS - Trend Driven Allocation Subaccount	2018	567,006	$11.53 to $12.19	$6,676,995	0.90% to 1.75%	-5.99% to -5.19%	0.63%
GSVS - Trend Driven Allocation Subaccount	2017	614,447	$12.26 to $12.86	$7,667,714	0.90% to 1.75%	11.17% to 12.11%	0.31%
LAZS - Emerging Markets Equity Subaccount	2021	270,991	$11.99 to $38.55	$6,510,418	0.90% to 1.75%	3.65% to 4.53%	1.85%
LAZS - Emerging Markets Equity Subaccount	2020	278,160	$11.57 to $36.88	$6,459,807	0.90% to 1.75%	-2.98% to -2.16%	2.69%
LAZS - Emerging Markets Equity Subaccount	2019	272,611	$11.92 to $37.69	$6,606,437	0.90% to 1.75%	16.11% to 17.09%	0.89%
LAZS - Emerging Markets Equity Subaccount	2018	298,838	$10.27 to $32.19	$6,146,043	0.90% to 1.75%	-19.97% to -19.29%	1.97%
LAZS - Emerging Markets Equity Subaccount	2017	281,464	$12.83 to $39.88	$7,296,904	0.90% to 1.75%	25.63% to 26.69%	1.75%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2021	20,545	$29.17 to $53.55	$990,890	0.90% to 1.65%	17.93% to 18.80%	0.05%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2020	21,402	$24.73 to $45.08	$870,462	0.90% to 1.65%	5.03% to 5.81%	0.19%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2019	21,780	$23.55 to $42.60	$839,619	0.90% to 1.65%	27.82% to 28.77%	0.00%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2018	23,852	$18.43 to $33.09	$712,668	0.90% to 1.65%	-14.66% to -14.02%	0.02%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2017	24,261	$21.59 to $38.48	$843,922	0.90% to 1.65%	12.10% to 12.93%	0.36%
LAZS - U.S. Equity Select Subaccount	2018	8,737	$20.56	$179,609	0.90%	-4.18%	0.75%
LAZS - U.S. Equity Select Subaccount	2017	8,746	$21.46	$187,638	0.90%	17.05%	1.63%
LAZS - International Equity Subaccount	2021	593,871	$18.38 to $20.33	$11,057,259	0.90% to 1.75%	4.01% to 4.89%	0.94%
LAZS - International Equity Subaccount	2020	603,986	$17.67 to $19.38	$10,782,907	0.90% to 1.75%	6.37% to 7.27%	2.24%
LAZS - International Equity Subaccount	2019	655,812	$16.61 to $18.06	$10,970,012	0.90% to 1.75%	18.92% to 19.93%	0.34%
LAZS - International Equity Subaccount	2018	747,153	$13.97 to $15.06	$10,463,849	0.90% to 1.75%	-15.40% to -14.68%	1.56%
LAZS - International Equity Subaccount	2017	777,502	$16.51 to $17.66	$12,825,537	0.90% to 1.75%	20.24% to 21.25%	2.47%
LAZS - Global Dynamic Multi-Asset Subaccount	2021	569,144	$16.89 to $18.32	$9,912,387	0.90% to 1.75%	10.01% to 10.94%	2.85%
LAZS - Global Dynamic Multi-Asset Subaccount	2020	625,086	$15.35 to $16.51	$9,871,377	0.90% to 1.75%	-0.93% to -0.09%	0.62%
LAZS - Global Dynamic Multi-Asset Subaccount	2019	669,607	$15.50 to $16.53	$10,632,907	0.90% to 1.75%	15.76% to 16.74%	0.05%
LAZS - Global Dynamic Multi-Asset Subaccount	2018	710,976	$13.39 to $14.16	$9,718,486	0.90% to 1.75%	-8.18% to -7.40%	1.32%
LAZS - Global Dynamic Multi-Asset Subaccount	2017	690,059	$14.58 to $15.29	$10,242,025	0.90% to 1.75%	18.46% to 19.46%	0.00%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2021	31,744	$37.98 to $53.15	$1,549,683	0.90% to 1.65%	14.46% to 15.31%	0.00%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2020	35,532	$33.18 to $46.10	$1,497,545	0.90% to 1.65%	28.29% to 29.25%	0.00%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2019	39,156	$25.87 to $35.66	$1,277,595	0.90% to 1.65%	26.32% to 27.25%	0.00%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2018	41,016	$20.48 to $28.03	$1,057,515	0.90% to 1.65%	-7.26% to -6.57%	0.00%
PRS2 - PSF PGIM Jennison Focused Blend Subaccount	2017	42,753	$22.08 to $30.00	$1,185,413	0.90% to 1.65%	27.65% to 28.59%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2021	16,605	$44.26 to $62.53	$735,161	0.90% to 1.65%	13.68% to 14.52%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2020	17,602	$38.65 to $52.28	$675,716	0.90% to 1.55%	53.19% to 54.18%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2019	18,143	$25.07 to $34.13	$460,145	0.90% to 1.55%	30.79% to 31.64%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2018	20,693	$19.04 to $26.09	$398,225	0.90% to 1.55%	-2.70% to -2.07%	0.00%
PRS2 - PSF PGIM Jennison Growth Subaccount	2017	20,656	$19.44 to $26.82	$405,424	0.90% to 1.55%	34.06% to 34.92%	0.00%
JPMI - Small Cap Core Subaccount	2021	25,609	$37.00 to $45.58	$1,041,050	0.90% to 1.65%	19.41% to 20.30%	0.51%
JPMI - Small Cap Core Subaccount	2020	23,352	$30.98 to $37.89	$792,989	0.90% to 1.65%	11.84% to 12.67%	0.99%
JPMI - Small Cap Core Subaccount	2019	26,697	$27.71 to $33.63	$815,324	0.90% to 1.65%	22.55% to 23.47%	0.42%
JPMI - Small Cap Core Subaccount	2018	32,320	$22.61 to $27.24	$806,893	0.90% to 1.65%	-13.37% to -12.72%	0.37%
JPMI - Small Cap Core Subaccount	2017	30,052	$26.10 to $31.20	$865,793	0.90% to 1.65%	13.36% to 14.20%	0.31%
JPMI - Mid Cap Value Subaccount	2021	48,495	$35.03 to $68.59	$2,671,100	0.90% to 1.70%	27.71% to 28.73%	0.91%
JPMI - Mid Cap Value Subaccount	2020	58,383	$27.43 to $53.28	$2,540,591	0.90% to 1.70%	-1.31% to -0.53%	1.49%
JPMI - Mid Cap Value Subaccount	2019	57,246	$27.80 to $53.56	$2,560,948	0.90% to 1.70%	24.64% to 25.63%	1.59%
JPMI - Mid Cap Value Subaccount	2018	70,674	$22.30 to $42.64	$2,560,343	0.90% to 1.70%	-13.32% to -12.63%	0.98%
JPMI - Mid Cap Value Subaccount	2017	71,918	$25.73 to $48.80	$3,038,234	0.90% to 1.70%	11.87% to 12.75%	0.81%
ABVB - VPS Growth & Income Subaccount	2021	23,701	$18.10 to $36.22	$488,355	0.90% to 1.65%	25.76% to 26.70%	0.67%
ABVB - VPS Growth & Income Subaccount	2020	26,962	$14.40 to $28.59	$444,305	0.90% to 1.65%	0.80% to 1.56%	1.36%
ABVB - VPS Growth & Income Subaccount	2019	25,425	$14.28 to $28.15	$428,579	0.90% to 1.65%	21.60% to 22.51%	1.01%
ABVB - VPS Growth & Income Subaccount	2018	16,456	$11.74 to $22.98	$245,036	0.90% to 1.65%	-7.38% to -6.69%	0.79%
ABVB - VPS Growth & Income Subaccount	2017	6,601	$12.68 to $22.47	$102,666	1.40% to 1.65%	16.68% to 16.96%	0.61%
ABVB - VPS Small Cap Growth Subaccount	2021	7,266	$30.73 to $83.67	$368,432	0.90% to 1.65%	7.43% to 8.23%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2020	5,088	$28.74 to $77.31	$235,964	0.90% to 1.55%	51.29% to 52.27%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2019	5,903	$19.00 to $50.77	$177,417	0.90% to 1.55%	33.93% to 34.79%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2018	1,389	$14.18 to $37.67	$46,649	0.90% to 1.55%	-2.63% to -1.99%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2017	130	$35.07	$4,570	1.40%	31.94%	0.00%
ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	2020	436,803	$13.63 to $14.77	$6,150,393	0.90% to 1.75%	3.05% to 3.92%	1.50%
ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	2019	474,831	$13.23 to $14.21	$6,460,292	0.90% to 1.75%	13.26% to 14.21%	1.81%
ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	2018	499,352	$11.68 to $12.44	$5,977,696	0.90% to 1.75%	-8.95% to -8.18%	1.62%
ABVB - VPS Dynamic Asset Allocation Subaccount (note 4)	2017	522,595	$12.83 to $13.55	$6,849,756	0.90% to 1.75%	12.36% to 13.31%	1.77%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2021	2,490,130	$13.20 to $13.90	$33,543,595	0.90% to 1.75%	10.05% to 10.98%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2020	174,245	$12.03 to $12.52	$2,119,938	0.90% to 1.70%	0.74% to 1.54%	1.31%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2019	186,345	$11.94 to $12.34	$2,245,624	0.90% to 1.70%	15.36% to 16.27%	1.95%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2018	195,808	$10.35 to $10.61	$2,041,040	0.90% to 1.70%	-6.44% to -5.69%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2017	151,806	$11.06 to $11.25	$1,690,507	0.90% to 1.70%	9.65% to 10.51%	0.32%
MFSI - New Discovery Subaccount	2021	12,998	$45.04 to $59.21	$699,679	0.90% to 1.55%	0.02% to 0.67%	0.00%
MFSI - New Discovery Subaccount	2020	16,158	$42.90 to $58.82	$861,428	0.90% to 1.65%	43.22% to 44.28%	0.00%
MFSI - New Discovery Subaccount	2019	16,776	$29.96 to $40.76	$626,751	0.90% to 1.65%	38.98% to 40.01%	0.00%
MFSI - New Discovery Subaccount	2018	18,354	$21.55 to $29.11	$491,774	0.90% to 1.65%	-3.32% to -2.60%	0.00%
MFSI - New Discovery Subaccount	2017	20,314	$22.29 to $29.89	$561,539	0.90% to 1.65%	24.29% to 25.21%	0.00%
MFSI - Mid Cap Growth Subaccount	2021	15,741	$40.70 to $51.86	$640,453	0.90% to 1.70%	11.97% to 12.86%	0.00%
MFSI - Mid Cap Growth Subaccount	2020	20,525	$36.07 to $46.31	$734,338	0.90% to 1.70%	33.84% to 34.90%	0.00%
MFSI - Mid Cap Growth Subaccount	2019	16,484	$26.74 to $34.60	$448,825	0.90% to 1.70%	35.97% to 37.04%	0.00%
MFSI - Mid Cap Growth Subaccount	2018	20,940	$19.51 to $25.45	$412,558	0.90% to 1.70%	-0.74% to 0.05%	0.00%
MFSI - Mid Cap Growth Subaccount	2017	22,627	$19.50 to $25.64	$436,332	0.90% to 1.70%	24.57% to 25.55%	0.00%
MFSI - Total Return Subaccount	2021	98,407	$22.83 to $30.87	$2,472,923	0.90% to 1.70%	11.93% to 12.82%	1.63%
MFSI - Total Return Subaccount	2020	96,746	$20.40 to $27.36	$2,159,254	0.90% to 1.70%	7.68% to 8.54%	2.04%
MFSI - Total Return Subaccount	2019	110,013	$18.95 to $25.21	$2,281,383	0.90% to 1.70%	18.11% to 19.05%	2.12%
MFSI - Total Return Subaccount	2018	135,081	$16.04 to $21.18	$2,477,946	0.90% to 1.70%	-7.45% to -6.72%	2.01%
MFSI - Total Return Subaccount	2017	127,532	$17.33 to $22.70	$2,511,561	0.90% to 1.70%	10.16% to 11.03%	2.46%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2021	3,199	$26.17 to $27.06	$85,953	0.90% to 1.40%	23.92% to 24.54%	0.03%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2020	3,388	$21.12 to $21.73	$73,165	0.90% to 1.40%	20.51% to 21.11%	0.18%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2019	8,709	$17.52 to $17.94	$155,343	0.90% to 1.40%	37.66% to 38.34%	0.36%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2018	7,353	$12.73 to $12.97	$94,799	0.90% to 1.40%	-0.82% to -0.33%	0.36%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2017	7,363	$12.84 to $13.01	$95,097	0.90% to 1.40%	26.34% to 26.96%	0.42%
PVIA - Real Return Subaccount	2021	530,964	$12.64 to $21.82	$9,100,657	0.90% to 1.75%	3.78% to 4.66%	4.98%
PVIA - Real Return Subaccount	2020	523,128	$12.18 to $20.85	$8,662,801	0.90% to 1.75%	9.79% to 10.72%	1.40%
PVIA - Real Return Subaccount	2019	578,568	$11.09 to $18.83	$8,670,697	0.90% to 1.75%	6.58% to 7.47%	1.67%
PVIA - Real Return Subaccount	2018	626,181	$10.41 to $17.52	$8,695,868	0.90% to 1.75%	-3.90% to -3.08%	2.47%
PVIA - Real Return Subaccount	2017	703,852	$10.83 to $18.08	$10,200,723	0.90% to 1.75%	1.87% to 2.73%	2.37%
PVIA - Total Return Subaccount (note 4)	2020	726,868	$12.58 to $21.55	$12,591,751	0.90% to 1.75%	6.79% to 7.69%	2.13%
PVIA - Total Return Subaccount (note 4)	2019	752,615	$11.78 to $20.01	$12,105,482	0.90% to 1.75%	6.50% to 7.39%	3.01%
PVIA - Total Return Subaccount (note 4)	2018	819,878	$11.06 to $18.63	$12,211,181	0.90% to 1.75%	-2.25% to -1.42%	2.53%
PVIA - Total Return Subaccount (note 4)	2017	916,873	$11.32 to $18.90	$14,046,848	0.90% to 1.75%	3.13% to 4.00%	2.02%
PVIA - Global Bond Opportunities Subaccount	2021	46,378	$11.27 to $19.86	$763,085	0.90% to 1.70%	-5.76% to -5.01%	4.99%
PVIA - Global Bond Opportunities Subaccount	2020	42,819	$11.96 to $20.91	$748,107	0.90% to 1.70%	8.28% to 9.14%	2.47%
PVIA - Global Bond Opportunities Subaccount	2019	46,105	$11.05 to $19.16	$747,955	0.90% to 1.70%	4.36% to 5.18%	2.45%
PVIA - Global Bond Opportunities Subaccount	2018	59,174	$10.58 to $18.22	$868,944	0.90% to 1.70%	-5.81% to -5.05%	6.58%
PVIA - Global Bond Opportunities Subaccount	2017	60,396	$11.24 to $19.19	$929,693	0.90% to 1.70%	6.82% to 7.66%	2.05%
PVIA - CommodityRealReturn® Strategy Subaccount	2021	165,671	$7.52 to $8.45	$1,307,322	0.90% to 1.70%	31.11% to 32.15%	4.16%
PVIA - CommodityRealReturn® Strategy Subaccount	2020	207,797	$5.69 to $6.45	$1,247,749	0.90% to 1.70%	-0.35% to 0.44%	6.61%
PVIA - CommodityRealReturn® Strategy Subaccount	2019	213,166	$5.66 to $6.47	$1,283,117	0.90% to 1.70%	9.57% to 10.44%	4.48%
PVIA - CommodityRealReturn® Strategy Subaccount	2018	219,601	$5.13 to $5.90	$1,204,057	0.90% to 1.70%	-15.58% to -14.90%	2.09%
PVIA - CommodityRealReturn® Strategy Subaccount	2017	244,500	$6.02 to $6.99	$1,577,381	0.90% to 1.70%	0.45% to 1.24%	11.21%
PVIA - Global Diversified Allocation Subaccount (note 4)	2020	1,719,977	$14.09 to $15.15	$24,933,722	0.90% to 1.75%	2.35% to 3.22%	3.20%
PVIA - Global Diversified Allocation Subaccount (note 4)	2019	1,858,807	$13.76 to $14.68	$26,230,727	0.90% to 1.75%	19.62% to 20.63%	2.64%
PVIA - Global Diversified Allocation Subaccount (note 4)	2018	2,012,337	$11.51 to $12.17	$23,656,252	0.90% to 1.75%	-10.51% to -9.75%	1.90%
PVIA - Global Diversified Allocation Subaccount (note 4)	2017	2,051,171	$12.86 to $13.48	$26,843,527	0.90% to 1.75%	14.87% to 15.83%	2.97%
PVIA - Short-Term Subaccount	2021	79,418	$9.93 to $10.59	$813,507	0.90% to 1.70%	-1.73% to -0.95%	1.08%
PVIA - Short-Term Subaccount	2020	89,703	$10.11 to $10.69	$937,104	0.90% to 1.70%	0.53% to 1.33%	1.25%
PVIA - Short-Term Subaccount	2019	72,625	$10.05 to $10.55	$748,966	0.90% to 1.70%	1.08% to 1.88%	2.47%
PVIA - Short-Term Subaccount	2018	63,022	$9.95 to $10.36	$641,607	0.90% to 1.70%	-0.18% to 0.62%	2.19%
PVIA - Short-Term Subaccount	2017	55,315	$9.96 to $10.30	$565,228	0.90% to 1.70%	0.69% to 1.49%	1.71%
PVIA - Low Duration Subaccount	2021	233,439	$9.82 to $10.34	$2,357,185	0.90% to 1.75%	-2.63% to -1.81%	0.52%
PVIA - Low Duration Subaccount	2020	208,916	$10.09 to $10.53	$2,158,257	0.90% to 1.75%	1.22% to 2.07%	1.20%
PVIA - Low Duration Subaccount	2019	203,120	$9.97 to $10.32	$2,063,171	0.90% to 1.75%	2.24% to 3.10%	2.77%
PVIA - Low Duration Subaccount	2018	178,245	$9.75 to $10.01	$1,761,454	0.90% to 1.75%	-1.40% to -0.56%	1.90%
PVIA - Low Duration Subaccount	2017	201,628	$9.89 to $10.06	$2,013,614	0.90% to 1.75%	-0.36% to 0.48%	1.34%
BNYS - Appreciation Subaccount	2021	17,627	$41.25 to $54.71	$853,186	0.90% to 1.70%	24.65% to 25.64%	0.20%
BNYS - Appreciation Subaccount	2020	18,570	$33.09 to $43.55	$717,105	0.90% to 1.70%	21.31% to 22.28%	0.56%
BNYS - Appreciation Subaccount	2019	23,323	$27.28 to $35.61	$742,395	0.90% to 1.70%	33.51% to 34.57%	0.91%
BNYS - Appreciation Subaccount	2018	21,967	$20.43 to $26.47	$512,611	0.90% to 1.70%	-8.66% to -7.94%	0.94%
BNYS - Appreciation Subaccount	2017	33,883	$22.37 to $28.75	$892,791	0.90% to 1.70%	24.89% to 25.88%	1.11%
ROYI - Small-Cap Subaccount	2021	70,023	$21.87 to $48.01	$2,629,830	0.90% to 1.70%	26.67% to 27.67%	1.37%
ROYI - Small-Cap Subaccount	2020	94,301	$17.27 to $37.61	$2,872,678	0.90% to 1.70%	-8.71% to -7.98%	0.98%
ROYI - Small-Cap Subaccount	2019	106,580	$18.91 to $40.87	$3,646,310	0.90% to 1.70%	16.68% to 17.61%	0.74%
ROYI - Small-Cap Subaccount	2018	104,850	$16.21 to $34.75	$2,994,729	0.90% to 1.70%	-9.88% to -9.16%	0.72%
ROYI - Small-Cap Subaccount	2017	124,066	$17.99 to $38.26	$3,943,924	0.90% to 1.70%	3.62% to 4.44%	0.95%
ROYI - Micro-Cap Subaccount	2021	22,620	$23.04 to $49.72	$1,032,736	0.90% to 1.70%	27.81% to 28.82%	0.00%
ROYI - Micro-Cap Subaccount	2020	26,920	$18.03 to $38.59	$957,597	0.90% to 1.70%	21.72% to 22.69%	0.00%
ROYI - Micro-Cap Subaccount	2019	41,870	$14.81 to $31.46	$1,219,093	0.90% to 1.70%	17.55% to 18.48%	0.00%
ROYI - Micro-Cap Subaccount	2018	47,401	$12.60 to $26.55	$1,168,937	0.90% to 1.70%	-10.57% to -9.86%	0.00%
ROYI - Micro-Cap Subaccount	2017	51,481	$14.09 to $29.45	$1,415,174	0.90% to 1.70%	3.43% to 4.25%	0.67%
AIMI - Invesco V.I. International Growth Series II Subaccount	2021	94,439	$16.46 to $19.94	$1,522,120	0.90% to 1.70%	3.84% to 4.66%	1.07%
AIMI - Invesco V.I. International Growth Series II Subaccount	2020	93,571	$15.72 to $19.20	$1,449,609	0.90% to 1.70%	11.83% to 12.72%	2.07%
AIMI - Invesco V.I. International Growth Series II Subaccount	2019	106,472	$13.95 to $17.17	$1,460,999	0.90% to 1.70%	26.10% to 27.09%	1.28%
AIMI - Invesco V.I. International Growth Series II Subaccount	2018	129,780	$10.98 to $13.62	$1,426,708	0.90% to 1.70%	-16.63% to -15.97%	1.84%
AIMI - Invesco V.I. International Growth Series II Subaccount	2017	122,832	$13.06 to $16.34	$1,620,667	0.90% to 1.70%	20.68% to 21.63%	1.20%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2021	591,488	$14.93 to $16.24	$9,123,916	0.90% to 1.75%	7.38% to 8.29%	2.88%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2020	671,390	$13.91 to $15.00	$9,610,912	0.90% to 1.75%	8.09% to 9.01%	7.86%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2019	717,334	$12.87 to $13.76	$9,463,494	0.90% to 1.75%	12.91% to 13.86%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2018	778,786	$11.40 to $12.09	$9,068,304	0.90% to 1.75%	-8.33% to -7.55%	1.28%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	855,848	$12.43 to $13.07	$10,835,498	0.90% to 1.75%	7.95% to 8.85%	3.90%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2021	38,956	$23.92 to $27.67	$909,367	0.90% to 1.70%	30.30% to 31.33%	0.25%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2020	44,970	$18.22 to $21.23	$802,435	0.90% to 1.70%	-4.46% to -3.70%	0.66%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2019	51,210	$18.92 to $22.22	$948,626	0.90% to 1.70%	14.49% to 15.39%	0.23%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2018	52,105	$16.39 to $19.41	$833,426	0.90% to 1.70%	-16.90% to -16.24%	0.23%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2017	55,914	$19.57 to $23.36	$1,070,255	0.90% to 1.70%	14.41% to 15.31%	0.48%
FRT2 - Franklin Income VIP Subaccount	2021	34,123	$22.82 to $24.78	$783,127	0.90% to 1.40%	15.14% to 15.71%	4.67%
FRT2 - Franklin Income VIP Subaccount	2020	33,529	$19.82 to $21.42	$668,128	0.90% to 1.40%	-0.70% to -0.21%	5.86%
FRT2 - Franklin Income VIP Subaccount	2019	33,957	$19.96 to $21.46	$681,155	0.90% to 1.40%	14.46% to 15.02%	5.39%
FRT2 - Franklin Income VIP Subaccount	2018	38,935	$17.44 to $18.66	$683,169	0.90% to 1.40%	-5.63% to -5.16%	4.66%
FRT2 - Franklin Income VIP Subaccount	2017	46,099	$18.48 to $19.67	$857,784	0.90% to 1.40%	8.16% to 8.70%	4.11%
FRT2 - Franklin DynaTech VIP Subaccount	2021	2,704	$47.61	$128,734	1.40%	14.54%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2020	2,781	$41.57	$115,613	1.40%	42.88%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2019	3,471	$29.09	$100,971	1.40%	29.35%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2018	5,261	$22.49 to $24.07	$120,852	0.90% to 1.40%	1.70% to 2.21%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2017	7,137	$22.11 to $23.54	$162,084	0.90% to 1.40%	25.19% to 25.81%	0.00%
FRT2 - Templeton Foreign VIP Subaccount	2021	107,947	$14.70 to $15.97	$1,616,560	0.90% to 1.40%	2.72% to 3.23%	1.81%
FRT2 - Templeton Foreign VIP Subaccount	2020	106,631	$14.31 to $15.47	$1,552,622	0.90% to 1.40%	-2.53% to -2.04%	3.44%
FRT2 - Templeton Foreign VIP Subaccount	2019	100,357	$14.68 to $15.79	$1,504,791	0.90% to 1.40%	10.98% to 11.53%	1.75%
FRT2 - Templeton Foreign VIP Subaccount	2018	106,789	$13.23 to $14.16	$1,439,345	0.90% to 1.40%	-16.62% to -16.20%	2.64%
FRT2 - Templeton Foreign VIP Subaccount	2017	113,815	$15.87 to $16.89	$1,840,818	0.90% to 1.40%	15.09% to 15.65%	2.57%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2021	285,870	$16.24 to $17.05	$4,762,425	0.90% to 1.70%	15.39% to 16.31%	4.09%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2020	225,335	$14.08 to $14.66	$3,216,910	0.90% to 1.70%	14.82% to 15.74%	1.15%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2019	250,354	$12.26 to $12.66	$3,105,988	0.90% to 1.70%	15.98% to 16.90%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2018	253,335	$10.57 to $10.83	$2,701,755	0.90% to 1.70%	-8.41% to -7.68%	0.49%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2017	282,883	$11.54 to $11.74	$3,285,873	0.90% to 1.70%	13.76% to 14.66%	0.00%
FRT4 - Franklin Income VIP Subaccount	2021	91,373	$19.07 to $19.39	$1,718,991	0.90% to 1.70%	14.64% to 15.55%	4.40%
FRT4 - Franklin Income VIP Subaccount	2020	99,933	$16.63 to $16.78	$1,633,762	0.90% to 1.70%	-1.11% to -0.32%	5.87%
FRT4 - Franklin Income VIP Subaccount	2019	113,214	$16.82 to $16.83	$1,867,776	0.90% to 1.70%	14.11% to 15.01%	5.25%
FRT4 - Franklin Income VIP Subaccount	2018	133,749	$14.63 to $14.74	$1,921,357	0.90% to 1.70%	-6.02% to -5.27%	4.62%
FRT4 - Franklin Income VIP Subaccount	2017	142,343	$15.45 to $15.68	$2,162,736	0.90% to 1.70%	7.72% to 8.58%	3.90%
FRT4 - Franklin DynaTech VIP Subaccount	2021	32,655	$40.27 to $45.40	$1,326,704	0.90% to 1.65%	14.20% to 15.05%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2020	36,186	$35.00 to $39.75	$1,284,111	0.90% to 1.65%	42.36% to 43.42%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2019	48,586	$24.41 to $27.92	$1,216,151	0.90% to 1.65%	28.90% to 29.86%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2018	56,890	$18.79 to $21.66	$1,103,430	0.90% to 1.65%	1.41% to 2.17%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2017	67,240	$18.39 to $21.36	$1,286,242	0.90% to 1.65%	24.73% to 25.66%	0.00%
FRT4 - Templeton Foreign VIP Subaccount	2021	849,265	$10.73 to $13.20	$9,314,944	0.90% to 1.75%	2.31% to 3.17%	1.63%
FRT4 - Templeton Foreign VIP Subaccount	2020	855,461	$10.40 to $12.91	$9,141,736	0.90% to 1.75%	-3.04% to -2.22%	3.26%
FRT4 - Templeton Foreign VIP Subaccount	2019	825,376	$10.64 to $13.31	$9,068,471	0.90% to 1.75%	10.56% to 11.49%	1.49%
FRT4 - Templeton Foreign VIP Subaccount	2018	855,810	$9.54 to $12.04	$8,489,105	0.90% to 1.75%	-17.00% to -16.30%	2.37%
FRT4 - Templeton Foreign VIP Subaccount	2017	855,288	$11.40 to $14.51	$10,184,513	0.90% to 1.75%	14.62% to 15.58%	1.72%
FRT4 - Franklin Allocation VIP Subaccount	2021	37,527	$19.40 to $21.91	$702,681	0.90% to 1.70%	9.67% to 10.54%	1.62%
FRT4 - Franklin Allocation VIP Subaccount	2020	41,493	$17.55 to $19.97	$703,483	0.90% to 1.70%	9.88% to 10.75%	1.33%
FRT4 - Franklin Allocation VIP Subaccount	2019	42,897	$15.85 to $18.18	$658,687	0.90% to 1.70%	17.56% to 18.49%	3.06%
FRT4 - Franklin Allocation VIP Subaccount	2018	53,914	$13.38 to $15.46	$717,857	0.90% to 1.70%	-11.10% to -10.39%	2.91%
FRT4 - Franklin Allocation VIP Subaccount	2017	54,072	$14.93 to $17.46	$800,930	0.90% to 1.65%	9.97% to 10.79%	2.74%
FEDS - Kaufmann Fund II Service Shares Subaccount	2021	31,208	$33.62 to $40.67	$1,020,442	0.90% to 1.65%	0.60% to 1.35%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2020	30,222	$33.17 to $40.42	$976,462	0.90% to 1.65%	26.39% to 27.33%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2019	33,855	$26.05 to $31.98	$861,560	0.90% to 1.65%	30.76% to 31.73%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2018	40,346	$19.78 to $24.46	$770,431	0.90% to 1.65%	2.35% to 3.11%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2017	41,564	$19.18 to $23.90	$768,415	0.90% to 1.65%	25.90% to 26.83%	0.00%
FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	2020	667,635	$15.92 to $17.17	$10,917,966	0.90% to 1.75%	-0.81% to 0.03%	2.54%
FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	2019	701,910	$16.05 to $17.17	$11,534,851	0.90% to 1.75%	18.16% to 19.16%	2.11%
FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	2018	763,622	$13.59 to $14.41	$10,584,969	0.90% to 1.75%	-10.08% to -9.31%	2.90%
FEDS - Managed Volatility Fund II Primary Shares Subaccount (note 4)	2017	806,679	$15.11 to $15.89	$12,389,146	0.90% to 1.75%	16.09% to 17.06%	3.96%
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	2020	273,375	$10.56 to $10.76	$2,902,784	0.90% to 1.70%	-0.98% to -0.19%	2.10%
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	2019	278,784	$10.66 to $10.78	$2,982,094	0.90% to 1.70%	17.91% to 18.85%	1.99%
FEDS - Managed Volatility Fund II Service Shares Subaccount (note 4)	2018	292,765	$9.04 to $9.07	$2,649,475	0.90% to 1.70%	-9.58%(a) to -9.32%(b)	0.00%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount	2017	341,221	$9.27 to $9.58	$3,193,565	0.90% to 1.70%	8.82% to 9.68%	1.35%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount	2017	22,248	$10.16 to $10.33	$227,865	0.90% to 1.70%	9.10% to 9.96%	1.49%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2021	153,530	$19.47 to $22.11	$3,199,856	0.90% to 1.65%	8.65% to 9.46%	1.57%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2020	168,319	$17.92 to $20.20	$3,210,975	0.90% to 1.65%	12.02% to 12.86%	1.96%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2019	191,487	$15.99 to $17.90	$3,258,889	0.90% to 1.65%	19.80% to 20.69%	2.04%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2018	233,840	$13.35 to $14.83	$3,302,080	0.90% to 1.65%	-6.98% to -6.29%	1.81%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2017	252,834	$14.35 to $15.82	$3,823,610	0.90% to 1.65%	16.36% to 17.22%	1.56%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2021	39,684	$7.61 to $8.07	$289,711	0.90% to 1.65%	24.62% to 25.55%	1.59%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2020	44,272	$6.06 to $6.48	$258,164	0.90% to 1.65%	-13.42% to -12.78%	2.19%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2019	45,234	$6.95 to $7.48	$302,520	0.90% to 1.65%	7.68% to 8.48%	0.98%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2018	45,689	$6.41 to $6.95	$282,458	0.90% to 1.65%	-24.49% to -23.92%	0.30%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2017	47,302	$8.42 to $9.20	$385,752	0.90% to 1.65%	1.30% to 2.05%	0.13%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2021	12,207	$56.40 to $66.25	$746,548	0.90% to 1.70%	13.24% to 14.14%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2020	14,287	$49.81 to $58.05	$768,915	0.90% to 1.70%	33.09% to 34.15%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2019	16,606	$37.42 to $43.27	$674,024	0.90% to 1.70%	46.99% to 48.15%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2018	16,788	$25.46 to $29.21	$466,183	0.90% to 1.70%	-6.83% to -6.09%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2017	14,533	$27.33 to $31.10	$431,274	0.90% to 1.70%	29.91% to 30.94%	0.00%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2021	401,796	$13.73 to $15.00	$5,730,519	0.90% to 1.75%	6.71% to 7.60%	1.10%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2020	424,115	$12.87 to $13.94	$5,645,647	0.90% to 1.75%	4.07% to 4.95%	2.23%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2019	466,818	$12.37 to $13.29	$5,947,425	0.90% to 1.75%	12.58% to 13.53%	2.22%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2018	502,143	$10.98 to $11.70	$5,660,786	0.90% to 1.75%	-7.66% to -6.88%	1.67%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2017	539,469	$11.90 to $12.57	$6,562,644	0.90% to 1.75%	8.69% to 9.60%	1.50%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2021	797,188	$14.70 to $16.06	$12,146,359	0.90% to 1.75%	9.15% to 10.07%	1.12%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2020	869,677	$13.47 to $14.59	$12,097,738	0.90% to 1.75%	4.08% to 4.96%	2.25%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	950,408	$12.94 to $13.90	$12,665,407	0.90% to 1.75%	14.30% to 15.26%	2.14%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	1,053,470	$11.32 to $12.06	$12,226,036	0.90% to 1.75%	-8.82% to -8.05%	1.61%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	1,167,432	$12.42 to $13.11	$14,805,615	0.90% to 1.75%	11.89% to 12.83%	1.59%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2021	322,291	$14.58 to $15.93	$4,839,411	0.90% to 1.75%	10.65% to 11.59%	1.06%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2020	352,727	$13.18 to $14.28	$4,774,341	0.90% to 1.75%	3.37% to 4.25%	2.11%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2019	383,180	$12.75 to $13.70	$5,001,710	0.90% to 1.75%	15.06% to 16.03%	1.94%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2018	406,582	$11.08 to $11.80	$4,599,726	0.90% to 1.75%	-10.30% to -9.54%	1.52%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2017	424,039	$12.35 to $13.05	$5,330,869	0.90% to 1.75%	15.64% to 16.61%	1.58%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2021	49,738	$12.86 to $13.49	$653,892	0.90% to 1.70%	6.70% to 7.54%	1.01%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2020	52,445	$12.05 to $12.55	$643,840	0.90% to 1.70%	3.89% to 4.72%	2.16%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2019	54,356	$11.60 to $11.98	$639,951	0.90% to 1.70%	12.57% to 13.46%	2.16%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2018	54,027	$10.30 to $10.56	$563,032	0.90% to 1.70%	-7.73% to -6.99%	1.75%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2017	35,319	$11.17 to $11.36	$397,526	0.90% to 1.70%	8.74% to 9.60%	1.54%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2021	81,013	$13.54 to $14.21	$1,124,972	0.90% to 1.70%	9.13% to 9.99%	1.05%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2020	81,396	$12.41 to $12.92	$1,031,429	0.90% to 1.70%	4.12% to 4.95%	2.28%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	79,165	$11.92 to $12.31	$959,563	0.90% to 1.70%	14.22% to 15.13%	2.11%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	79,513	$10.43 to $10.69	$840,279	0.90% to 1.70%	-8.93% to -8.21%	1.58%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	80,297	$11.46 to $11.65	$927,942	0.90% to 1.70%	11.94% to 12.82%	1.60%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2021	34,016	$13.84 to $14.52	$481,138	0.90% to 1.70%	10.55% to 11.43%	0.97%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2020	34,112	$12.52 to $13.03	$434,701	0.90% to 1.70%	3.42% to 4.24%	1.98%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2019	35,476	$12.10 to $12.50	$435,569	0.90% to 1.70%	14.98% to 15.89%	1.86%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2018	36,064	$10.53 to $10.79	$383,740	0.90% to 1.70%	-10.37% to -9.66%	1.50%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2017	30,240	$11.74 to $11.94	$357,801	0.90% to 1.70%	15.49% to 16.41%	1.60%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Security Life and Annuity Company
and Contract Owners of National Security Variable Account N:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the National Security Variable Account N (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2002.

Cincinnati, Ohio
March 30, 2022

Appendix

Statement of assets and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

VPS Growth & Income Subaccount

VPS Small Cap Growth Subaccount

VPS Global Risk Allocation-Moderate Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. International Growth Series II Subaccount

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

ALLSPRING VARIABLE TRUST (1)

VT Opportunity Subaccount (1)

BNY MELLON VARIABLE INVESTMENT FUND - SERVICE SHARES

Appreciation Subaccount

FEDERATED HERMES INSURANCE SERIES

Kaufmann Fund II Service Shares Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

VIP Mid Cap Subaccount

VIP Contrafund® Subaccount

VIP Growth Subaccount

VIP Equity-Income Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Franklin Income VIP Subaccount

Franklin DynaTech VIP Subaccount (1)

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 4

Franklin Income VIP Subaccount

Franklin DynaTech VIP Subaccount (1)

Templeton Foreign VIP Subaccount

Franklin Allocation VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - INSTITUTIONAL SHARES

Large Cap Value Subaccount

U.S. Equity Insights Subaccount

Strategic Growth Subaccount

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST - SERVICE SHARES

Large Cap Value Subaccount

U.S. Equity Insights Subaccount

Strategic Growth Subaccount

Trend Driven Allocation Subaccount (1)

IVY VARIABLE INSURANCE PORTFOLIOS

Delaware Ivy VIP Asset Strategy Subaccount (1)

Delaware Ivy VIP Natural Resources Subaccount (1)

Delaware Ivy VIP Science and Technology Subaccount (1)

J.P. MORGAN INSURANCE TRUST - CLASS I

Small Cap Core Subaccount

Mid Cap Value Subaccount

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson Research Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Balanced Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Flexible Bond Subaccount

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

Emerging Markets Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

International Equity Subaccount

Global Dynamic Multi-Asset Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

Franklin Multi-Asset Dynamic Multi-Strategy VIT Subaccount (1)

LEGG MASON PARTNERS VARIABLE INCOME TRUST - CLASS II

Western Asset Core Plus VIT Subaccount

MFS® VARIABLE INSURANCE TRUST - SERVICE CLASS

New Discovery Subaccount

Mid Cap Growth Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II - SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF U.S. Real Estate Subaccount

VIF Growth Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - S CLASS

AMT Mid Cap Intrinsic Value Subaccount

NORTHERN LIGHTS VARIABLE TRUST - CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

3

NORTHERN LIGHTS VARIABLE TRUST - CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

ON Bond Subaccount

ON BlackRock Balanced Allocation Subaccount

ON BlackRock Advantage International Equity Subaccount

ON Janus Henderson Forty Subaccount

ON AB Small Cap Subaccount (1)

ON AB Mid Cap Core Subaccount (1)

ON S&P 500® Index Subaccount

ON BlackRock Advantage Large Cap Value Subaccount

ON Federated High Income Bond Subaccount

ON Nasdaq-100® Index Subaccount

ON BlackRock Advantage Large Cap Core Subaccount

ON BlackRock Advantage Small Cap Growth Subaccount

ON S&P MidCap 400® Index Subaccount

ON BlackRock Advantage Large Cap Growth Subaccount

ON Risk Managed Balanced Subaccount

ON Moderately Conservative Model Subaccount

ON Balanced Model Subaccount

ON Moderate Growth Model Subaccount

ON Growth Model Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

Real Return Subaccount

Global Bond Opportunities Subaccount

CommodityRealReturn® Strategy Subaccount

Short-Term Subaccount

Low Duration Subaccount

ROYCE CAPITAL FUND - INVESTMENT CLASS

Small-Cap Subaccount

Micro-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. - CLASS II

PSF PGIM Jennison Focused Blend Subaccount (1)

PSF PGIM Jennison Growth Subaccount (1)

Statement of assets and contract owners’ equity as of December 31, 2021 and the related statements of operations and changes in contract owners’ equity for the period June 25, 2021 (commencement of operations) to December 31, 2021.

OHIO NATIONAL FUND, INC.

ON Janus Henderson U.S. Low Volatility Subaccount

ON iShares Managed Risk Balanced Subaccount

4

Statement of operations for the period January 1, 2021 to June 25, 2021 (substitution) and the statements of changes in contract owners’ equity the for the period January 1, 2021 to June 25, 2021 (substitution) and the year ended December 31, 2020.

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson U.S. Low Volatility Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF Core Plus Fixed Income Subaccount

AB VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

VPS Dynamic Asset Allocation Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

Total Return Subaccount

Global Diversified Allocation Subaccount

FEDERATED HERMES INSURANCE SERIES

Managed Valoatility Fund II Primary Shares Subaccount

Managed Volatility Fund II Service Shares Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2020 to December 4, 2020 (liquidation).

OHIO NATIONAL FUND, INC.

ON Conservative Model Subaccount

Statement of changes in contract owners’ equity for the period January 1, 2020 to May 29, 2020 (liquidation).

OHIO NATIONAL FUND, INC.

ON Foreign Subaccount

Statement of assets and contract owners’ equity as of December 31, 2021, the related statements of operations and changes in contract owners’ equity for the year then ended.

OHIO NATIONAL FUND, INC.

ON Federated Core Plus Bond Subaccount

(1)	See the footnote to the statement of assets and contract owners' equity for the former name of the subaccount.

5

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Financial Statements and Supplementary Information

December 31, 2021, 2020 and 2019

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 3400

312 Walnut Street

Cincinnati, OH 45202

Independent Auditors’ Report

The Board of Directors

National Security Life and Annuity Company:

Opinions

We have audited the statutory financial statements of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of income, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 3 to the statutory financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21) which revised the valuation of variable annuity and other contracts. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Other Information

Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.

Cincinnati, Ohio
March 28, 2022

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

December 31, 2021 and 2020

(Dollars in thousands, except share amounts)

Admitted Assets	2021	2020
Investments:
Bonds	$60,045	57,131
Cash, cash equivalents and short-term investments	5,595	4,289
Total investments	65,640	61,420
Amounts recoverable from reinsurers	218	201
Accrued investment income	456	433
Current federal income tax recoverable	364	—
Deferred tax asset, net	348	1,363
Other assets	2,253	2,192
Separate account assets	413,308	399,200
Total admitted assets	$482,587	464,809

Liabilities and Capital and Surplus
Life and annuity policies and contract reserves	$31,874	34,804
Liability for deposit type contracts	185	249
Current federal income taxes	—	814
Accounts payable to parent and affiliates	311	115
Amounts payable to reinsurers	338	358
Interest maintenance reserve	292	322
Asset valuation reserve	411	404
Other liabilities	375	443
Transfers to separate accounts due or accrued, net	(1,096)	(2,267)
Separate account liabilities	413,308	399,200
Total liabilities	445,998	434,442

Capital and surplus:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Gross paid in and contributed surplus	33,272	33,272
Aggregate write-ins for special surplus funds	(14,000)	(14,000)
Unassigned surplus	14,817	8,595
Total capital and surplus	36,589	30,367
Total liabilities and capital and surplus	$482,587	464,809

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Income

Years ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

	2021	2020	2019
Premiums and other considerations:
Life and annuity	$(2,818)	(716)	(2,335)
Total premiums and other considerations:	(2,818)	(716)	(2,335)
Investment income:
Interest on bonds	2,357	2,073	1,952
Interest on cash and short-term investments	—	4	10
Amortization of interest maintenance reserve	50	25	28
Total investment income	2,407	2,102	1,990
Less investment expenses	18	18	17
Net investment income	2,389	2,084	1,973
Commissions and expense allowances	17	30	25
Other income	10,852	10,341	10,701
Total income	10,440	11,739	10,364

Annuity benefits, fund withdrawals, and other benefits to policyholders and beneficiaries	36,790	31,552	43,403
Change in reserves for future policy benefits and other funds	(1,715)	728	(5,588)
Commissions	2,298	2,153	2,027
General insurance expenses	785	760	869
Insurance taxes, licenses, and fees	(148)	133	427
Net transfers from separate accounts	(33,298)	(27,868)	(35,449)
Total expenses	4,712	7,458	5,689
Income before (benefit) provision for federal income taxes and net realized capital losses	5,728	4,281	4,675
(Benefit) provision for federal income taxes	(484)	1,214	291
Income before net realized capital losses	6,212	3,067	4,384
Net realized capital losses, net of interest maintenance reserve and income taxes	(66)	(48)	(11)
Net income	$6,146	3,019	4,373

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

	Common stock	Gross paid in and contributed surplus	Aggregate write-ins for special surplus funds	Unassigned (deficit) surplus	Total capital and surplus
Balance at December 31, 2018	$2,500	33,272	(14,000)	1,247	23,019

Net income	—	—	—	4,373	4,373
Change in net deferred income tax	—	—	—	(123)	(123)
Change in nonadmitted assets and related items	—	—	—	(19)	(19)
Change in asset valuation reserve	—	—	—	(1)	(1)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(301)	(301)

Balance at December 31, 2019	2,500	33,272	(14,000)	5,176	26,948

Net income	—	—	—	3,019	3,019
Change in net deferred income tax	—	—	—	715	715
Change in nonadmitted assets and related items	—	—	—	(200)	(200)
Change in asset valuation reserve	—	—	—	(36)	(36)
Change in reserve valuation basis	—	—	—	(366)	(366)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	287	287

Balance at December 31, 2020	2,500	33,272	(14,000)	8,595	30,367

Net income	—	—	—	6,146	6,146
Change in net deferred income tax	—	—	—	(1,370)	(1,370)
Change in nonadmitted assets and related items	—	—	—	355	355
Change in asset valuation reserve	—	—	—	(7)	(7)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	14	14
Correction of errors, net of tax	—	—	—	1,084	1,084
Balance at December 31, 2021	$2,500	33,272	(14,000)	14,817	36,589

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Cash Flow

Years ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

	2021	2020	2019
Cash flow from operations:
Premiums, other considerations, and fund deposits	$2,771	4,425	3,030
Investment income	2,366	2,087	2,029
	5,137	6,512	5,059
Less:
Death and other benefits	31,674	26,097	38,433
Commissions, taxes, and other expenses	3,727	3,225	3,956
Net transfers from Separate Accounts	(34,468)	(27,518)	(36,504)
	933	1,804	5,885
Net cash provided by (used in) operations	4,204	4,708	(826)

Cash flow from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	11,465	8,173	9,482
Less cost of investments acquired:
Bonds	14,407	12,205	4,470
Net cash (used in) provided by investing activities	(2,942)	(4,032)	5,012

Cash flow from financing and other miscellaneous sources:
Withdrawals on deposit-type contracts and other liabilities	(73)	(84)	(84)
Other, net	117	(238)	(79)
Net cash provided by (used in) financing	44	(322)	(163)

Net increase in cash, cash equivalents and short-term investments	1,306	354	4,023

Cash, cash equivalents and short-term investments:
Beginning of year	4,289	3,935	(88)
End of year	$5,595	4,289	3,935

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

(1)	Organization and Business

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

On March 22, 2021, the Board of Directors of ONMH unanimously approved an agreement to enter into a strategic transaction (“Transaction”) with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH. The agreement was signed on March 22, 2021. Constellation, an insurance holding company, is backed by Caisse de dépôt et placement du Québec (“CDPQ”) and Ontario Teachers’ Pension Plan Board (“Ontario Teachers’”), two of the world’s largest, premier, long-term institutional investors.

ONMH entered into the Transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company. Constellation will build off of ONMH’s strengths and infrastructure to grow its insurance business going forward.

The Transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the Transaction. The conversion requires a vote by eligible members as well as regulatory review and approval. Eligible members will be compensated, in the aggregate of $500 million, for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable. In addition to member compensation, Constellation and its investors are providing a commitment to infusion an additional $500 million of capital evenly over a four-year period beginning one year after the closing of the Transaction, further strengthening Ohio National’s capital position and its ability to fulfill its obligations and to invest in the future of the business.

The Transaction is subject to customary conditions, including regulatory approvals and ONMH’s member approval. Upon completion of the Transaction, ONMH will be a private stock company owned 100% by Constellation. The Transaction is expected to be completed in the first half of 2022. See footnote 3(v) for additional details on the activity occurring subsequent to the reporting period.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of the states in which it is licensed and undergoes periodic examinations by those departments.

Effective March 16, 2018, the Company no longer actively markets or issues new individual variable annuity business, which currently represents the majority of the Company’s inforce contracts and policies.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

(2)	Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by The New York State Department of Financial Services (the “Department”), which is an other comprehensive basis of accounting that differs from U.S. generally accepted accounting principles (“GAAP”). The Department requires that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the Statement of Statutory Accounting Principles (“SSAP”) that are described in the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (the “Manual”) subject to any deviations prescribed or permitted by the state insurance commissioner.

The Company does not have any permitted statutory accounting practices as of December 31, 2021 and December 31, 2020.

However, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. See Note 8 for further information.

Statutory accounting practices are different in some respects from financial statements prepared in accordance with GAAP. The primary reasons for the differences between equity and net income on a GAAP basis versus capital and surplus and net income on a statutory basis are that, for GAAP reporting purposes:

●	The costs related to acquiring business, principally commissions and certain policy issue expenses related to successful acquisition efforts, are amortized over the period benefited rather than charged to income in the year incurred;

●	future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

●	investments in fixed maturity securities are carried at either amortized cost or fair value based on their classifications; investments in fixed maturity securities classified as available-for-sale are carried at estimated fair value with net unrealized holding gains and losses reported in other comprehensive income; fixed maturity securities designated as trading are carried at fair value with net unrealized holding gains and losses reported in income; under statutory accounting, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating and any adjustments to fair value are reported directly in surplus (see Note 3(c) for more information regarding bond valuation);

●	only contracts that have significant mortality or morbidity risk are classified as insurance contracts; otherwise, they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments; for statutory reporting, contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

●	the asset valuation reserve and interest maintenance reserve are not recorded;

●	under GAAP, “nonadmitted” assets do not exist, while for statutory reporting nonadmitted assets are excluded from surplus (see Note 3(b) for more information regarding nonadmitted assets);

●	changes in deferred taxes are recognized in operations;

●	there is a presentation of other comprehensive income and comprehensive income;

●	certain assets and liabilities are reported gross of ceded reinsurance balances;

●	deposits to universal life contracts, investment contracts and limited payment contracts are not included in revenue;

●	negative cash balances are reported as liabilities;

●	certain annuity related contracts give rise to embedded derivatives for GAAP while STAT does not recognize these embedded derivatives; and

●	on a statutory basis only, the correction of immaterial prior period errors are recorded directly to surplus.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect statutory financial reporting are summarized below.

(a)	Use of Estimates

In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates and assumptions include those used in determining the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the date of the statutory financial statements. Management believes the amounts provided are appropriate.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

(b)	Nonadmitted Assets

Certain assets designated as “nonadmitted assets” (principally certain deferred taxes, and certain receivables) have been excluded from total admitted assets by a direct charge to surplus.

(c)	Investments

Investment Income

Interest on investments is recorded within investment income. Realized capital gains and losses are reported net of federal income tax and transfers to the interest maintenance reserve (“IMR”). Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Unrealized gains and losses on investments are charged or credited to unassigned surplus in accordance with NAIC rules.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Bonds

Bonds are valued as prescribed by the Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office. Bonds are rated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), “5” (lowest quality, not in or near default) or “6” (lowest quality, in or near default). Bonds rated as categories 1 through 5 are reported in the statutory financial statements at amortized cost using the modified scientific method. Bonds rated as category 6 are reported at the lower of amortized cost or fair value.

Mortgage-backed securities are generally stated at amortized cost and are amortized using anticipated prepayment assumptions based on a retrospective adjustment method that estimates prepayment activity by utilizing certain factors, including seasonality, current levels of interest rates, economic activity, and the term and age of the underlying collateral.

Management regularly reviews its bond portfolio in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 6 for management’s description and analysis of the portfolio.

Cash, Cash Equivalents and Short-term Investments

Short-term investments are carried at amortized cost and cash equivalents are carried at fair value. Cash equivalents are short-term and highly liquid investments with original maturities of three months or less, and short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at time of purchase.

(d)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. Separate account liabilities for individual annuities issued in 1992 and after represent contract holders’ funds adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The difference between full account value and CARVM is reflected in transfers to separate accounts due or accrued, net, as prescribed by the NAIC, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The annual change in the difference between full account value and CARVM is reflected in the Statutory Statements of Income as part of the net transfers from separate accounts. The Company’s revenue reflects fees charged to the separate accounts including administrative services and risks assumed and for the activity related to guaranteed contracts, which are riders to existing variable annuity contracts that are guaranteed by the Company’s general account assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income with the offset recorded in net transfers from separate accounts in the Statutory Statements of Income. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders and are not recorded in the Statutory Statements of Income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders and, accordingly, are reflected in the separate account liability to the contract holder.

(e)	Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies. Universal life and annuity premiums are recognized as revenue when received. Amounts received related to deposit contracts with mortality or morbidity risk, such as traditional life products and certain annuities with life contingencies, are recorded as premiums. Amounts received as payment for deposit contracts that do not incorporate any mortality or morbidity risk, including those annuities without life contingencies, are not reported as revenue, but are recorded directly to the appropriate policy reserve account.

Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

(f)	Reserves for Future Policy Benefits

Life Policies and Contracts

Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. The mortality tables and interest assumptions used are the 1958 Commissioners Standard Ordinary (“CSO”) table with interest rates of 3.0% to 4.5% and the 1980 CSO table with interest rates from 5.0% to 6.0%.

The Company waives the deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Reserves are computed using continuous functions to reflect these practices.

The method used in valuation of substandard policies is to hold 50% of the annual substandard premium as the substandard reserve in addition to the reserve calculated using standard mortality.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The Company had no individual life insurance in force or related reserves as of December 31, 2021 and 2020, for which the gross premiums were less than the net premiums according to the standard valuation set by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual Statement instructions. Variable life insurance products use a formula that applies a weighted average credited rate to the mean account value.

Annuity and Other Deposit Funds

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

●	guaranteed minimum death benefit (“GMDB”);

●	guaranteed minimum income benefit (“GMIB”);

●	guaranteed minimum accumulation benefit (“GMAB”);

●	guaranteed minimum withdrawal benefit (“GMWB”); and

●	guaranteed lifetime withdrawal benefit (“GLWB”).

Effective January 1, 2020, the Company began reserving for all variable annuity policies in-force under section 21 of the Valuation Manual (“VM-21”). VM-21 sets forth requirements for the valuation of principles based reserves (“PBR”) for variable annuity and other contracts involving certain guaranteed benefits similar to those offered with variable annuities. VM-21 is a holistic reserve methodology, thus rider benefit reserves are not determined separately from the base reserve but rather on the policy as a whole. The requirement applies the principles of asset adequacy analysis directly to the risks associated with these products and guarantees. The VM-21 liability is evaluated with both company assumptions and prescribed assumptions under stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the Conditional Tail Expectation (“CTE”) 70 level of the company assumptions value plus any additional standard projection amount and is subject to a floor of cash surrender value. These guarantee reserves are included in the general account reserves. Prior to 2020, these policies were reserved under the Actuarial Guideline 43.

The reserves and deposit liabilities for individual deferred annuity products have been established based on the participants’ net contributions, policy term, interest rates and various contract provisions. The average interest rate credited on these annuity policies was 2.67%, 2.63% and 2.60% for the years ended December 31, 2021, 2020 and 2019, respectively. The reserves for individual annuity policies issued after 1991 have been adjusted for possible future surrender charges in accordance with CARVM.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Reserves for ordinary (individual) immediate annuities are determined using either the Annuity 2000 Mortality Table at interest rates of 4.5% to 5.5% or the IAR2012 Mortality Table at interest rates of 1.5% to 4.0%.

(g)	Asset Valuation Reserve/Interest Maintenance Reserve

In compliance with statutory requirements, the Company maintains an asset valuation reserve (“AVR”) and an IMR as prescribed by the NAIC.

The AVR is a formula reserve, which addresses specific asset risk areas and consists of the default component and the equity component. The default component provides for future credit-related losses on bonds, including corporate debt securities. The equity component covers all types of equity investments. The two components are designed to address the default and equity risks of the Company’s assets by calculating maximum reserve targets and controlling the flow of the reserve from and into surplus. The change in AVR is charged or credited directly to unassigned surplus.

The IMR minimizes the Statutory Statements of Income impact of interest rate related realized capital gains and losses. Realized capital gains and losses for all types of bonds that result from changes in the overall level of interest rates are removed from the net realized capital gains (losses) amount and credited or charged to the liability for IMR. This liability is amortized into income over the remaining life of each bond based on a seriatim method.

Credit related other-than-temporary impairment losses are recorded through the AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

(h)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or these that delay the timely reimbursement of claims.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer were unable to meet its obligations, the Company would be liable to policyholders.

Premium income, benefits to policyholders, and policyholders’ reserves are stated net of reinsurance. Premiums, benefits and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance agreements. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are recorded as revenue.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

(i)	Income Taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported in the Statutory Statements of Income as provision for federal income tax expenses if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balance of deferred taxes, which provided for book versus tax temporary differences, are subject to limitations and are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of temporary differences, such as reserves and policy acquisition costs, and permanent differences, such as dividend received deduction and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH. The method of allocation of tax among the consolidated affiliates is subject to a written agreement and is based on the affiliates’ separate company taxable income. Net operating losses and realized losses are settled when utilized. Intercompany tax balances are settled quarterly.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. The CARES Act included, among other items, measures concerning income tax, payroll tax credits, and loan programs. The CARES Act permitted net operating loss (“NOL”) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allowed NOLs incurred in 2018, 2019, and 2020 to be carried back to generate a refund of previously paid income taxes. There was no impact to income taxes for the Company related to the NOL changes. The Company did not participate in any of the CARES payroll tax credits or loan programs.

(j)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred, and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s statutory financial statements.

(k)	New Accounting Standards

In April 2020 and May 2021, the NAIC adopted with modification ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU 2021-01, Reference Rate Reform (Topic 848), with an expiration date of December 31, 2022. The guidance provides temporary optional expedients and exceptions relating to contract modifications and hedging relationships that reference the London Inter-Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. Management is in the process of assessing the impact that the guidance may have on the Company’s statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

In July 2020, the NAIC issued revisions to SSAP No.26R, Bonds, effective January 1, 2021. These revisions clarify that the accounting and reporting of investment income and capital gains/losses, due to the early liquidation either through a called bond or a bond tender offer, shall be similarly applied. The adoption of this guidance did not impact the Company’s statutory financial statements.

(l)	Subsequent Events

The Company has evaluated subsequent events through March 28, 2022, the date the statutory financial statements were available to be issued.

On March 11, 2022, the Members of ONMH voted to approve the Transaction discussed in Note 1. The Department conducted a public hearing on March 18, 2022. Assuming the Department issues an order approving the Transaction and all other regulatory approvals have been received, the Company will proceed to finalize all the steps necessary to close the Transaction and be acquired by Constellation.  The Company is targeting to close the Transaction on or about March 31, 2022.

(4)	Business Risks and Uncertainties

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company’s largest distributor of variable annuity products accounted for approximately 31% of total individual annuity reserves as of December 31, 2021 and 2020. It is possible that a change in the Company’s relationship with this distributor could result in a decrease in revenues from the loss of existing variable annuity deposits or from a decrease in future total variable annuity deposits. The Company has entered into a 100% coinsurance agreement with ONLIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to seek other methods for maintaining required capital.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance agreements to cede a portion of its general account life and annuity business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk, requiring collateral to support ceded reserves, and/or following up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to its competitors, the Company’s ability to market products to new customers could be harmed, and the Company could potentially lose existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Cyber-Security Risk is the potential for information and systems to be vulnerable to adverse events, such as breaches, thefts, compromised integrity, damage, fraud, or business disruption, caused by internal, external or third parties. The loss of confidentiality, integrity or availability for information and systems could disrupt operations, result in the loss of business, materially affect profitability and negatively impact the Company’s reputation. The current working environment is unprecedented with wide-scale remote usage of the Company’s networks and may expose the Company to increased cyber-security vulnerability. The Company utilizes a defense in depth approach to physically, administratively and technically mitigate cyber-security risk. Multiple layers of security controls provide redundancy in the event a security control fails or a vulnerability is exploited. The Company continually monitors cyber-security risk and implements new processes, controls and technology to address risks as they are identified. Despite these efforts, there is still a risk a cyber-security incident could happen.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the bond investments. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts, which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management, which would affect investment management fees revenue. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third parties.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Subsequent to December 31, 2021, equity and financial markets have experienced significant volatility associated with conflict between Ukraine and Russia. The Company is actively monitoring the impact of the conflict on its investment portfolio.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

Investment Risk – see Note 6 for additional risks specific to the investment portfolio.

Coronavirus (“COVID-19”) Risk is the potential risk the Company continues to be exposed to the ongoing COVID-19 pandemic. The worldwide health and economic impact of COVID-19 continues to evolve, influenced by the scope, severity and duration of the crisis as well as the actions of governments, judiciaries, legislative bodies, regulators and other third parties in response, all of which are subject to continuing uncertainty. While the global economic outlook continues to improve, the ultimate impact of COVID-19 on the Company’s business will depend upon the speed at which government-mandated safety precautions can be fully lifted and the manner and speed with which economic activity sustainably rebounds.

Significant legislative and regulatory activity has occurred at both the U.S. federal and state levels, as well as globally, in response to COVID-19 and its impact on insurance consumers. While some of these legislative and regulatory initiatives have expired, resurgence of the COVID-19 virus may lead to a renewal of these initiatives. The Company cannot predict what form any further legal and regulatory responses to concerns about COVID-19 and related public health issues will take, how long they will last or how such responses will impact its business. The Company will continue to actively monitor these developments and to cooperate fully with all government and regulatory authorities as they develop their responses.

The Company has implemented risk management and business continuity plans and taken preventive measures and other precautions, such as employee business travel restrictions and remote work arrangements which, to date, have enabled the Company to maintain its critical business processes; customer service levels; relationships with key vendors and distribution partners; financial reporting systems; internal controls over financial reporting; and disclosure controls and procedures. The Company is continuing to evaluate the potential long-term impact of the crisis to its operations and financial condition.

Transaction Risk is the risk associated with the Constellation acquisition discussed in Note 1. Completion of the Transaction is subject to the satisfaction of certain conditions, including regulatory and ONMH member approvals, and there can be no assurances as to whether or when it may be completed. There can be no assurance that the proposed Transaction will be consummated.

The Company may encounter a number of issues related to the Transaction:

●	An occurrence of an event, change or other circumstance that could give rise to the termination of the Transaction agreement or could otherwise cause the transactions contemplated by the agreement to fail to close;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

●	Disruptions to the current plans and operations of the Company as a result of the announcement of the Transaction agreement;

●	An inability to complete the transactions contemplated by the Transaction agreement, including failure to obtain approval of ONMH members or other conditions to closing in the Transaction agreement;

●	Delays in obtaining or the inability to obtain necessary regulatory approvals (including approval from insurance regulators) required to complete the Transaction;

●	The imposition on the Company by regulators of terms, conditions, requirements, limitations, costs or restrictions that would delay the completion of the transaction, the imposition of additional material costs on or limitations on the revenues after the Transaction;

●	Changes in applicable laws or regulations; the risk that the transactions contemplated by the Transaction agreement will not qualify for their intended tax treatment;

●	Adverse legal and regulatory developments or determinations or adverse changes in, or interpretations of, U.S. or other foreign laws, rules or regulations, including tax laws, rules and regulations, that could delay or prevent completion of the transactions contemplated by the Transaction agreement, cause the terms of such transactions to be modified or change the anticipated tax consequences of such transactions;

●	The possibility that the Company may be adversely affected by other economic, business, and/or competitive factors;

●	Uncertainty about the effect of the proposed Transaction on the Company’s employees, customers, and other parties with whom they have business relationships may have an adverse effect on its business and results of operations.

As a result, the Company cannot provide any assurance that any such terms, conditions, requirements, limitations, costs, or restrictions will not result in the abandonment of the Transaction. In addition, the Company cannot be certain that the other conditions to closing the Transaction will be satisfied (or waived, if applicable) in a timely manner or at all. Failure to, or any delay in, completing the Transaction could cause the Company to not realize some or all of the benefits that it expects to achieve if the Transaction is successfully completed within the expected timeframe. The issues above may be exacerbated by a delay in the completion of the proposed Transaction. Particularly, the Company’s management team will have devoted substantial time and resources to matters relating to the Transaction, and would otherwise have devoted their time and resources to other opportunities that may have been beneficial to the Company.

There can be no assurance that an adequate remedy will be available to the Company in the event of a breach of the Transaction agreement by Constellation or its investors, or that the Company will wholly, or partially, recover any damages incurred in connection with the proposed Transaction. In particular, a failed Transaction may result in negative publicity and a negative impression of the Company’s business among its customers or in the investment community or business community generally, all of which could negatively impact its business. Any disruptions to the Company’s business resulting from the announcement and pendency of the proposed Transaction, including any adverse changes in its relationships with its customers, distribution partners, business partners, and employees, may continue or accelerate in the event of a failed Transaction. Furthermore, the Company has incurred, and will continue to incur, significant costs, expenses, and fees for professional services, including legal, accounting, investment banking and advisory fees, and other transaction costs in connection with the proposed Transaction, for which it will have received little or no benefit if the proposed Transaction is not completed. Many of these fees and costs will be payable by the Company if the proposed Transaction is not completed and may relate to activities that they would not have undertaken other than to complete the proposed Transaction.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Litigation is common in connection with acquisitions of companies, regardless of any merits related to the claims. In the event lawsuits are filed against the Company, the outcome of the lawsuits would be uncertain, and the Company may not be successful in defending against any such claims. While the Company will defend against any lawsuits filed against it in connection with the Transaction, the costs of the defense of such actions and other effects of such litigation could have an adverse effect on its business, financial condition and operating results.

The Company is working closely with Constellation to mitigate any exposure associated with the Transaction as well as working with the rating agencies on potential impacts; having open communication with customers, producers and employees; and implementing strategic plans to enhance its capital position.

(5)	Fair Value Measurements

Included in various investment related line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds when carried at the lower of cost or market.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus into a three level hierarchy based on the priority of the inputs to the valuation technique in accordance with SSAP No. 100, Fair Value Measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices for identical assets and liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include cash, cash equivalents and short-term investments, and separate account assets.

●	Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets or that are derived principally from, or corroborated by, observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities; municipal bonds; foreign government debt; certain corporate debt; asset-backed, mortgage-backed, and private placement securities; certain common stocks; and cash equivalent securities.

●	Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, and asset-backed or mortgage-backed securities.

The following tables present the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31:

	Level 1	Level 2	Level 3	Total
2021
Assets:
Investments:
Cash, cash equivalents and short-term investments	$5,595	—	—	5,595
Other assets:
Separate account assets	413,308	—	—	413,308
Total assets	$418,903	—	—	418,903

2020
Assets:
Investments:
Cash, cash equivalents and short-term investments	$4,289	—	—	4,289
Other assets:
Separate account assets	399,200	—	—	399,200
Total assets	$403,489	—	—	403,489

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The carrying amount and the NAIC estimated fair value of all financial instruments were as follows as of December 31. The valuation techniques used to estimate these fair values are described below.

		NAIC
	Carrying	estimated	Fair value hierarchy level
	amount	fair value	Level 1	Level 2	Level 3
2021
Assets:
Investments:
Bonds	$60,045	62,887	1,732	61,155	—
Cash, cash equivalents and short-term investments	5,595	5,595	5,595	—	—
Other assets:
Separate account assets	413,308	413,308	413,308	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$18,058	18,628	—	18,628	—
Separate account liabilities	413,308	413,308	413,308	—	—

2020
Assets:
Investments:
Bonds	$57,131	62,653	1,729	60,924	—
Cash, cash equivalents and short-term investments	4,289	4,289	4,289	—	—
Other assets:
Separate account assets	399,200	399,200	399,200	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$21,052	21,110	—	21,110	—
Separate account liabilities	399,200	399,200	399,200	—	—

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of SSAP No. 100, Fair Value Measurements, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Bonds – The estimated fair value of bonds is based on market prices published by the SVO where available. Otherwise, the fair value of bonds is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities. The Company classifies these bonds as Level 1 assets.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these bonds as Level 2 assets.

Bonds not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular bond to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular bond. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values as Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These bonds are classified as Level 3 assets.

Cash, cash equivalents and short-term investments – Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash is comprised of bank deposits.

Short-term investments are considered Level 2 since they are short-term, highly liquid investments that are not traded on an active market but are both, a) readily convertible to known amounts of cash, and b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. These short-term investments are recorded at carrying value, which approximates fair value since they are so close to maturity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Separate account assets – Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The underlying securities are mutual funds that are valued using the reported net asset value, which is published daily. The Company has classified separate account assets as Level 1 assets.

Individual deferred and immediate annuity and investment contracts – The fair value of the Company’s liabilities under investment contracts is disclosed using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

There were no transfers between levels in 2021 or 2020.

(6)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

●	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

●	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

●	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other-than-temporary impairments; and

●	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Bonds

Bonds by Sector

The carrying value, gross unrealized gains and losses, and estimated fair values of investments in bonds at December 31 are as follows:

	2021
	Carrying value	Gross unrealized gains	Gross unrealized losses	NAIC estimated fair value
Bonds:
U.S. government	$2,002	5	(3)	2,004
States, territories and possessions	11,950	179	(105)	12,024
Special revenue and assessment	181	9	—	190
Industrial and miscellaneous	45,912	2,914	(157)	48,669
Total bonds	$60,045	3,107	(265)	62,887

	2020
	Carrying value	Gross unrealized gains	Gross unrealized losses	NAIC estimated fair value
Bonds:
U.S. government	$1,997	35	—	2,032
States, territories and possessions	3,281	188	—	3,469
Special revenue and assessment	899	52	—	951
Industrial and miscellaneous	50,954	5,260	(13)	56,201
Total bonds	$57,131	5,535	(13)	62,653

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Included in the tables above under the caption U.S. government are bonds that were issued by agencies not backed by the full faith and credit of the U.S. government such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Investments with an amortized cost of $1,735 and $1,711 were on deposit with various regulatory agencies as required by law as of December 31, 2021 and 2020, respectively.

Maturities of Bonds

The carrying value and the NAIC estimated fair value of bonds at December 31, 2021, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration.

		NAIC
	Carrying	estimated
	value	fair value
Due in one year or less	$2,848	2,983
Due after one year through five years	23,571	24,687
Due after five years through ten years	17,561	18,392
Due after ten years	16,065	16,825
Total	$60,045	62,887

Continuous Gross Unrealized Losses for Bonds

The following tables present the NAIC estimated fair value and gross unrealized losses of the Company’s bonds (aggregated by sector) in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses
2021
U.S. government	$1,732	(3)	—	—	1,732	(3)
States, territories & possessions	4,763	(105)	—	—	4,763	(105)
Industrial and miscellaneous	4,655	(157)	—	—	4,655	(157)
Total	$11,150	(265)	—	—	11,150	(265)

2020
Industrial and miscellaneous	$1,115	(13)	—	—	1,115	(13)
Total	$1,115	(13)	—	—	1,115	(13)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The table below summarizes the bonds by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or more	Total
2021
99.9%-80%:
U.S. government	$(3)	—	(3)
States, territories & possessions	(105)	—	(105)
Industrial and miscellaneous	(157)	—	(157)
Total	$(265)	—	(265)

2020
99.9%-80%:
Industrial and miscellaneous	$(13)	—	(13)
Total	$(13)	—	(13)

Evaluation of Other-Than-Temporarily Impaired Investments

Management regularly reviews its bond and stock portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. An analysis which focuses on the issuer’s ability to service its debts and the length of time and extent the bond has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the portfolio.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other-than-temporarily impaired (“OTTI”). Relevant facts and circumstances that may be considered include:

●	comparison of current estimated fair value of the security to cost;

●	length of time the estimated fair value has been below cost;

●	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

●	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

●	any items specifically pledged to support the credit along with any other security interests or collateral;

●	the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

●	overall business climate, including litigation and government actions;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

●	rating agency downgrades;

●	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

●	other circumstances particular to an individual security.

In addition to the above, for certain securitized financial assets with contractual cash flows, including loan-backed and structured securities, the Company periodically evaluates the securities using the currently estimated cash flows, including new prepayment assumptions using the retrospective adjustment methodology. If the evaluation based on currently estimated cash flows results in discounted estimated future cash flows less than the book value, an OTTI is considered to have occurred. If the Company has the ability to hold and no intent to sell the security, the impairment amount recognized as a realized loss would be the difference between the amortized cost and the discounted cash flows.

For bonds that are OTTI and securities where the Company intends to sell or does not have the ability to hold the security, the realized loss would equal the difference between the amortized cost and its fair value at the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus date.

For industrial and miscellaneous securities, the Company evaluates the financial performance of the issuer, based upon credit performance and investment ratings, and expects to recover the entire amortized cost of each security.

As of December 31, 2021, investments in loan-backed and structured securities, for which an OTTI has not been recognized in earnings and which were in an unrealized loss position, had a fair value of $574. Loan-backed and structured securities in an unrealized loss position for less than 12 months had a fair value of $574 and unrealized losses of $4. There were no loan-backed and structured securities in an unrealized loss position for greater than 12 months. These loan-backed and structured securities were primarily categorized as industrial and miscellaneous.

Current Year Evaluation

The Company has concluded that securities in an unrealized loss position as of December 31, 2021 and 2020 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold these investments until recovery of estimated fair value or amortized cost and for equity investments, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses increased from December 31, 2020 to December 31, 2021 due to the increase in interest rates during the year. Accordingly, no write-downs were deemed necessary for the securities reflected in the tables above.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Net Realized Capital Gains (Losses) and Change in Unrealized Capital Gains (Losses)

The following is a summary of realized capital gains (losses) and the change in unrealized capital gains (losses), including realized losses for OTTI of investments, for the years ended December 31:

	Realized gains (losses)	Change in unrealized gains (losses)	Total investment gains (losses)
2021
Bonds	$21	—	21
Other	(10)	—	(10)
Total	11	—	11
Less amount credited to interest maintenance reserve	20	—	20
Net losses before tax	(9)	—	(9)
Taxes on capital losses	(57)	—	(57)
Net losses after tax	$(66)	—	(66)

2020
Bonds	$88	—	88
Other	1	—	1
Total	89	—	89
Less amount credited to interest maintenance reserve	98	—	98
Net losses before tax	(9)	—	(9)
Taxes on capital losses	(39)	—	(39)
Net losses after tax	$(48)	—	(48)

2019
Bonds	$(4)	—	(4)
Other	(51)	—	(51)
Total	(55)	—	(55)
Less amount credited to interest maintenance reserve	(35)	—	(35)
Net losses before tax	(20)	—	(20)
Taxes on capital losses	9	—	9
Net losses after tax	$(11)	—	(11)

Realized capital gains and losses, net of tax, for all types of bonds that result from changes in the overall level of interest rates are credited or charged to the IMR, and these capital gains or losses are amortized into income over the remaining period of time based on the original maturity date of the bond sold.

Realized capital gains (losses) on investments, as shown in the tables above, include write-downs for OTTI of $0, $11 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021, securities with a carrying value of $72, which had a cumulative write-down of $46 due to OTTI, remained in the Company’s investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Included in the write-downs for OTTI are write-downs for OTTI on loan-backed and structured securities of $0, $11 and $0 for 2021, 2020 and 2019, respectively. There were no securities that recognized OTTI impairment in 2021 due to the fact that the present value of the cash flows expected to be collected was less than the amortized cost basis of the securities.

There was no investment income due and accrued excluded from surplus on bonds in default as of December 31, 2021, 2020 and 2019.

Sales of Bonds

Proceeds from sales of investments in bonds, excluding calls, during 2021, 2020 and 2019 were $4,876, $6,975 and $8,047, respectively. Gross gains of $14, $108 and $25 and gross losses of $1, $2 and $75 were realized on those transactions in 2021, 2020 and 2019, respectively.

(7)	Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from variable individual annuities and variable universal life.

In accordance with the State of New York procedures on approving items within the separate account, the separate account classification of the product is subject to Section 4240 of the New York State Insurance Law. In addition, the separate accounts are supported through affirmative approval of the plans of operations by the New York State Insurance Commissioner.

As of December 31, 2021 and 2020, the Company’s separate account statement included legally insulated assets of $413,308 and $399,200, respectively. The assets legally insulated from the general account as of December 31, are attributed to the following:

	2021	2020
Variable individual annuities	$413,052	398,967
Variable immediate annuities	124	129
Variable universal life	132	104
Total	$413,308	399,200

At December 31, 2021 and 2020, there were no separate account securities lending arrangements.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

As of December 31, 2021 and 2020, the general account of the Company had a maximum guarantee for separate account liabilities of $107 and $124, respectively.

To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

Risk charges
2021	$4,093
2020	4,050
2019	4,078
2018	4,142
2017	3,993

As of December 31, 2021, 2020 and 2019, the general account of the Company had paid $162, $300 and $137, respectively, towards separate account guarantees.

The Company does not guarantee a return of the contract holders’ separate account. Information regarding the nonguaranteed separate accounts of the Company is as follows as of and for the years ended December 31:

	2021	2020	2019
Premiums, considerations or deposits for the years ended	$136	1,895	214

	2021	2020
Reserves for accounts with assets at:
Market value	$409,145	395,224
Amortized cost	3,067	1,709
Total reserves	$412,212	396,933

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	412,058	396,779
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
Subtotal	412,058	396,779
Not subject to discretionary withdrawal	154	154
Total reserves	$412,212	396,933

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The following is a reconciliation of net transfers from separate accounts for the years ended December 31:

	2021	2020	2019
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$147	1,894	218
Transfers from separate accounts *	33,437	29,766	35,665
Net transfers from separate accounts before reconciling adjustments	(33,290)	(27,872)	(35,447)
Reconciling adjustments:
Processing income & policyholder charges	2	2	2
Seed money income	(10)	2	(4)
Other net	—	—	—
Net transfers from separate accounts	$(33,298)	(27,868)	(35,449)

*	Includes net transfer of existing reserves from or (to) separate accounts of $514, $1,810 and $1,577 for the years ended December 31, 2021, 2020 and 2019, respectively.

(8)	Reserves for Future Policy Benefits

The reserves for future policy benefits are comprised of liabilities for life and annuity policies and contracts.

As discussed in Note 2, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. The asset adequacy reserve, as determined by management, was in accordance with VM-21 for variable annuities, NAIC SSAP No. 51R Life Contracts, and Appendix A-820 Minimum Life and Annuity Reserve Standards and was considered sufficient by management. Management acknowledges that under A-822 (Asset Adequacy Analysis Requirements), the Company may establish an additional reserve (above the VM-21 aggregate reserve) if management determines that such a reserve is needed as a result of the asset adequacy analysis. No additional reserve was required, however, the Company was required by the Department to refine the methodology used to determine gross reserves, the reinsurance reserve credit, and associated reinsurance collateral for the variable annuities with living benefits, which resulted in recording an additional net asset adequacy reserve of $14,000 and was recorded as a direct charge to surplus as a special surplus fund at December 31, 2017. The Company’s capital and surplus was $35,072 prior to the recording of the additional net asset adequacy reserve and $21,072 after recording the additional net asset adequacy reserve.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs, and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that, upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders issued from August 2012 through 2014 with an affiliate. As of 2015, the Company no longer reinsures any new riders issued.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1⁄2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first fifteen years of the contract; if the policyholder’s account value goes to zero subsequent to the fifteen year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the ten year treasury rate from the preceding ninety calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

At policy inception, the GLWB base is set at the amount of the purchase payments, and it is increased by the amount of future purchase payments. It increases (roll-up) by up to 8% simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year, subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to 200% of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The Company reinsures 100% of the GLWB riders issued through 2014, excluding the GLWB interest sensitive riders which the Company began issuing in 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. The Company reinsures 100% of the GMAB riders issued through 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above, except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB.”

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The following tables summarize the net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2021
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$11	—	—	—

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$—	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$—	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$206	—	—	—

Total
Net amount at risk [1]	$217	—	—	—

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

	2020
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$23	—	—	—

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$—	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$—	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$369	—	—	—

Total
Net amount at risk [1]	$392	—	—	—

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2021, 2020 or 2019.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2021	2020
Mutual funds:
Bond	$113,272	117,357
Equity	277,937	269,984
Money market	21,843	11,626
Total	$413,052	398,967

The reserves on guaranteed riders are held in the general accounts, and there are no guaranteed separate accounts.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

(9)	Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2021:

Individual Annuities

	General account	Separate account nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	108	—	108	0.0%
At fair value*	—	411,925	411,925	84.1%
Total with adjustment or at market value	108	411,925	412,033	84.1%
At book value without adjustment	13,869	—	13,869	2.8%
Not subject to discretionary withdrawal	63,983	154	64,137	13.1%
Total, gross	77,960	412,079	490,039	100.0%
Reinsurance ceded	60,087	—	60,087
Total, net	$17,873	412,079	429,952
Amount included above at book value less surrender charge that will move to book value without adjustment after statement date	$108	—	108

*	Includes $411,925 of individual variable deferred annuity held in the separate accounts that were surrenderable at market values less a surrender charge.

Deposit-Type Contracts

	General account	Separate account nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	185	—	185	100.0%
Total, gross	185	—	185	100.0%
Reinsurance ceded	—	—	—
Total, net	$185	—	185

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2021:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$17,873
Deposit-type contracts	185
Subtotal	18,058

Separate Accounts Annual Statement:
Annuities, net	412,079
Total annuity reserves and deposit liabilities, net	$430,137

As of December 31, 2021, withdrawal characteristics of life actuarial reserves were as follows:

	General account			Separate account - guaranteed and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	84	84	84	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	498	498	498	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	1	132	132	133
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	144	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	582	582	753	132	132	133
Reinsurance ceded	582	582	752	—	—	—
Total (net)	$—	—	1	132	132	133

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2021:

Life, accident and health Annual Statement:
Life insurance, net	$1

Separate Accounts Annual Statement:
Life insurance, net	133
Total life reserves, net	$134

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2020:

Individual Annuities
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	105	—	105	0.0%
At fair value*	—	396,674	396,674	78.8%
Total with adjustment or at market value	105	396,674	396,779	78.8%
At book value without adjustment	15,644	—	15,644	3.1%
Not subject to discretionary withdrawal	90,670	155	90,825	18.1%
Total, gross	106,419	396,829	503,248	100.0%
Reinsurance ceded	85,616	—	85,616
Total, net	$20,803	396,829	417,632
Amount included above at book value less surrender charge that will move to book value without adjustment after statement date	$105	—	105

*	Includes $396,674 of individual variable deferred annuity held in the separate accounts that were surrenderable at market values less a surrender charge.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Deposit-Type Contracts
		Separate
	General	account
	account	nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	249	—	249	100.0%
Total, gross	249	—	249	100.0%
Reinsurance ceded	—	—	—
Total, net	$249	—	249

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2020:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$20,803
Deposit-type contracts	249
Subtotal	21,052
Separate Accounts Annual Statement:
Annuities, net	396,829
Total annuity reserves and deposit liabilities, net	$417,881

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:

	General account			Separate account - guaranteed and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender
values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	77	77	77	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	497	497	497	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	1	104	104	105
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no
cash values
Term policies without cash value	XXX	XXX	145	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	51	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	574	574	773	104	104	105
Reinsurance ceded	574	574	772	—	—	—
Total (net)	$—	—	1	104	104	105

The following is the reconciliation of life actuarial reserves as of December 31, 2020:

Life, accident and health Annual Statement:
Life insurance, net	$1
Separate Accounts Annual Statement:
Life insurance, net	105
Total life reserves, net	$106

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

(10)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies, third parties and affiliated companies in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. This reinsurance involves either ceding certain risks to, or assuming risks from, other insurance companies. The Company’s statutory financial statements reflect the effects of assumed and ceded reinsurance transactions.

The Company manages its risks related to certain reinsurance agreements by monitoring the credit ratings of the reinsurer. Reinsurance with unauthorized reinsurers is secured by either letter of credit or assets held in trust for the benefit of the Company in accordance with the requirements in Appendix A-785 of the NAIC Statutory Accounting Practices and Procedures Manual. As of December 31, 2021 and 2020, a non-affiliated reinsurer held a letter of credit of $1,000. As of December 31, 2021 and 2020, ONLIC, an affiliated reinsurer, held assets in trust with an estimated fair value of $137,882 and $135,641, respectively.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ONLIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ONLIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ONLIC. As of 2015, the Company is no longer ceding new business to ONLIC.

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying statutory financial statements related to all ceded business are as follows for the years ended December 31:

	2021		2020		2019
	Affiliate	Non-affiliate	Affiliate	Non-affiliate	Affiliate	Non-affiliate
Statutory Statements of Income:
Premiums ceded	$2,989	634	2,985	759	3,000	755
Benefits incurred	204	810	203	532	128	832
Commission and expense allowances	—	17	—	30	—	25
Reserve adjustment on reinsurance ceded	(1)	—	(1)	—	(1)	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

	2021		2020
	Affiliate	Non-affiliate	Affiliate	Non-affiliate
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Reserve for future policy benefits	$106,087	753	131,616	773
Modified coinsurance reserves	—	13	—	13
Policy and contract claims payable	—	35	—	—
Amounts recoverable from reinsurance	—	218	—	201

Net premiums earned are summarized as follows for the years ended December 31:

	2021	2020	2019
Direct premiums earned	$171	2,269	667
Reinsurance assumed	634	759	753
Reinsurance ceded	(3,623)	(3,744)	(3,755)
Net premiums earned	$(2,818)	(716)	(2,335)

(11)	Bank Line of Credit

In April 2016, ONFS obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matured in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. In March 2018, ONFS increased this credit facility by $325,000 to $900,000. The credit facility now matures in March 2023. ONFS did not utilize this facility as of December 31, 2020 for the benefit of the Company. During 2021, this facility was closed.

On May 7, 2021, ONFS entered into a $1,500,000 senior unsecured, syndicated credit facility. The credit facility is established for the purpose of issuing letters of credit and loans for general corporate purposes and will mature in May 2026. Letters of credit can be issued up to the maximum credit facility, however loans under the credit facility are limited to $500,000 with total combined amounts not to exceed $1,500,000. ONFS did not utilize this facility as of December 31, 2021 for the benefit of the Company.

There was no interest or fees paid by the Company on these credit facilities in 2021, 2020 or 2019.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

(12)	Income Taxes

The Company provides for deferred tax assets in accordance with the NAIC issued guidance. The components of the net admitted deferred tax asset, including those certain deferred tax assets and deferred tax liabilities, recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31 are as follows:

	Ordinary	Capital	Total
2021
Gross deferred tax assets	$3,445	—	3,445
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	3,445	—	3,445
Nonadmitted deferred tax assets	(2,882)	—	(2,882)
Admitted deferred tax assets	563	—	563
Deferred tax liabilities	(198)	(17)	(215)
Admitted deferred tax assets, net	$365	(17)	348

2020
Gross deferred tax assets	$4,784	—	4,784
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	4,784	—	4,784
Nonadmitted deferred tax assets	(3,237)	—	(3,237)
Admitted deferred tax assets	1,547	—	1,547
Deferred tax liabilities	(164)	(20)	(184)
Admitted deferred tax assets, net	$1,383	(20)	1,363

Change
Gross deferred tax assets	$(1,339)	—	(1,339)
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	(1,339)	—	(1,339)
Nonadmitted deferred tax assets	355	—	355
Admitted deferred tax assets	(984)	—	(984)
Deferred tax liabilities	(34)	3	(31)
Admitted deferred tax assets, net	$(1,018)	3	(1,015)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The amount of gross deferred tax assets admitted under each component and the resulting increased amount by tax character as of December 31 are as follows:

	Ordinary	Capital	Total
2021
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	348
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	5,436
Lesser of (1) or (2)	348	—	348
Deferred tax liabilities	198	17	215
Admitted deferred tax assets as the result of application of SSAP No. 101	$546	17	563

2020
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	1,363
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	4,351
Lesser of (1) or (2)	1,363	—	1,363
Deferred tax liabilities	164	20	184
Admitted deferred tax assets as the result of application of SSAP No. 101	$1,527	20	1,547

Change
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—

Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	(1,015)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	1,085
Lesser of (1) or (2)	(1,015)	—	(1,015)
Deferred tax liabilities	34	(3)	31
Admitted deferred tax assets	$(981)	(3)	(984)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The ratios used for threshold limitation (for SSAP 101 Paragraph 11b) as of December 31 are as follows:

	2021	2020	Change

Ratio percentage used to determine the recovery period and threshold limitation amount in above adjusted gross deferred tax assets	4,077.73%	3,081.59%	996.14%

Amount of adjusted capital and surplus used to determine the recovery period threshold limitation amount in above adjusted gross deferred tax assets	$36,651	29,408	7,243

There was no impact of tax-planning strategies as a percentage of adjusted gross and net admitted deferred tax assets as of December 31, 2021 and 2020.

The Company’s tax planning strategies do not include the use of reinsurance tax planning strategies.

There are no temporary differences for which deferred tax liabilities are not recognized.

The provisions for current tax expenses on earnings for years ended December 31 are as follows:

	2021	2020	2019

Current year federal tax (benefit) expense - ordinary income	$(484)	1,214	291
Current year foreign tax expense - ordinary income	—	—	—
Subtotal	(484)	1,214	291
Current year tax expense - net realized capital (loss) gain	57	38	(9)
Utilization of capital loss carry forwards	—	—	—
Other	—	—	—
Federal and foreign income taxes incurred	$(427)	1,252	282

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31 are as follows:

Deferred tax assets:	2021	2020	2019	Change from 2020	Change from 2019
Ordinary:
Policyholder reserves	$3,089	3,446	2,996	(357)	450
Deferred acquisition costs	119	174	233	(55)	(59)
Receivables nonadmitted	2	2	2	—	—
Tax credit carryforward	63	954	549	(891)	405
Policyholder reserves - tax reform transition	133	166	199	(33)	(33)
Other	39	42	33	(3)	9
Ordinary deferred tax assets	3,445	4,784	4,012	(1,339)	772

Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted ordinary deferred tax assets	(2,882)	(3,237)	(3,037)	355	(200)
Admitted ordinary deferred tax assets	563	1,547	975	(984)	572

Capital:
Net capital loss carryforward	—	—	—	—	—

Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted capital deferred tax assets	—	—	—	—	—
Admitted capital deferred tax assets	—	—	—	—	—
Admitted deferred tax assets	563	1,547	975	(984)	572

Ordinary:
Section 807(f) reserves	198	164	109	34	55
Ordinary deferred tax liabilities	198	164	109	34	55

Capital:
Investments	17	20	18	(3)	2
Capital deferred tax liabilities	17	20	18	(3)	2
Deferred tax liabilities	215	184	127	31	57
Admitted deferred tax assets, net	$348	1,363	848	(1,015)	515

There was no statutory valuation allowance adjustment to gross deferred tax assets or net change in the total valuation allowance adjustments as of, and for the periods ended, December 31, 2021 and 2020.

The realization of the deferred tax asset is dependent upon the Company's ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining deferred tax assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

The change in the net deferred income taxes of December 31 is comprised of the following:

	2021	2020	2019	Change from 2020	Change from 2019
Total deferred tax assets	$3,445	4,784	4,012	(1,339)	772
Total deferred tax liabilities	(215)	(184)	(127)	(31)	(57)
Net deferred tax assets	3,230	4,600	3,885	(1,370)	715
Statutory valuation allowance adjustment	—	—	—	—	—
Net deferred tax assets	3,230	4,600	3,885	(1,370)	715
Tax effect of unrealized gains	—	—	—	—	—
Statutory valuation allowance adjustment
allocated to unrealized	—	—	—	—	—
Change in net deferred income taxes	$3,230	4,600	3,885	(1,370)	715

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant tax effects causing this difference for the years ended December 31 are as follows:

	2021	2020	2019
Income before taxes	$1,152	907	1,025
Prior period adjustment	228	—	—
Dividends received deduction	(347)	(127)	(172)
Tax credits	(116)	(134)	(283)
Transfer pricing	(64)	(17)	(111)
Tax exempt interest	(5)	(4)	(4)
IMR	(6)	15	(13)
Other	101	(103)	(37)
Total statutory taxes	$943	537	405

Provision for federal income taxes	$(484)	1,214	291
Tax on capital (loss) gain	57	38	(9)
Change in net deferred income tax	1,370	(715)	123
Total statutory taxes	$943	537	405

The Company’s policy for recording penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

Total federal income taxes payment (including tax on capital gains) was $750 and $191 during the years ended December 31, 2021 and 2020, respectively.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

As of December 31, 2021, there are no net operating loss or capital loss carryforwards available for tax purposes. As of December 31, 2021, the Company has tax credit carryforwards of $63 expiring in 2030. As of December 31, 2020, there are no net operating loss or capital loss carryforwards available for tax purposes. As of December 31, 2020, the Company has tax credit carryforwards of $954 expiring in years 2020 through 2030. As of December 31, 2019, the Company had tax credit carryforwards of $549 expiring in years 2023 through 2028.

There are no federal income taxes incurred that are available for recoupment in the event of future net losses.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of reporting.

There are no aggregate federal income tax deposits under Internal Revenue Code Section 6603, and none are recorded as admitted assets.

The Company’s federal income tax return is consolidated with the other life insurance companies; its direct parent, ONLIC, and affiliates Ohio National Life Assurance Corporation (“ONLAC”), Montgomery Re, Inc. (“MONT”), Kenwood Re, Inc. (“KENW”), Sunrise Captive Re, LLC (“SUNR”), Sycamore Re, Ltd (“SYRE”), and Camargo Re Captive, Inc. (“CMGO”), and then with its common parent, ONMH.

The Company is not under current examination with the Internal Revenue Service. The statute of limitations remains open for tax years 2018, 2019 and 2020 for the consolidated tax group.

The allocation of taxes between members of the federal consolidated income tax return is subject to written agreement approved by the Board of Directors. Allocations are based on separate company calculations with current credit for losses. Intercompany tax balances are settled quarterly.

(13)	Capital and Surplus, Dividend Restrictions and Regulatory RBC

Capital and Surplus

The Company has 10,000 shares ($250 par value) authorized, issued and outstanding of Class A common stock as of December 31, 2021 and 2020. The Company has no preferred stock issued or outstanding.

The Company did not receive a capital contribution from its parent, ONLIC during 2021, 2020 or 2019.

Regulatory RBC

The NAIC has established RBC requirements to assist regulators in monitoring the financial strength and stability of life insurers and provides for an insurance commissioner to intervene if the insurer experiences financial difficulty. The RBC requirements instruct every life insurer to calculate its total adjusted capital and RBC position. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. Under the NAIC requirements, each insurer must maintain its total adjusted capital and surplus above a calculated minimum threshold or take corrective measures to achieve that threshold. Based upon the December 31, 2021 and 2020 statutory financial statements, the Company exceeded all required RBC levels.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

Dividend Restrictions

The payment of dividends by the Company to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of the Company’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or the Company’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $3,000 may be paid by the Company to ONLIC in 2022 without prior approval. No dividends were declared or paid by the Company in 2021, 2020 or 2019.

(14)	Contingencies

The Company and all other solvent life insurance companies are periodically assessed by certain state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Some of these assessments are partially recoverable through a reduction in future premium taxes in some states. In addition, the Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings as well as state guaranty fund assessments are not likely to have a material adverse effect on the Company’s financial condition or results of operations.

The Company, along with its affiliates, has been named in a lawsuit stemming from the strategic changes announced in September 2018, specifically the termination of certain variable annuity selling agreements with broker dealers related to the annuity business. The core issue is a disputed interpretation of certain language in Ohio National Life’s contracts with the broker dealers who sold Ohio National’s annuities. The Company expects to continue to vigorously defend itself against these allegations. However, litigation is inherently uncertain, and the outcome thereof cannot be predicted. Accordingly, it is possible that the ultimate outcome in one or more of the proceedings may be material to the Company’s results of operations for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s results of operations for the period.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2021, 2020 and 2019

(Dollars in thousands)

(15)	Related-Party Transactions

NSLAC has an administrative service agreement with ONLIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. The amounts that NSLAC owed to ONLIC, ONII and ONEQ as recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31 were as follows:

	2021	2020	2019
ONLIC	$288	92	347
ONEQ	—	18	18
ONII	4	4	4
Total service charges owed	$292	114	369

Charges for all services from ONLIC, ONII and ONEQ for the years are as follows:

	2021	2020	2019
ONLIC	$323	349	383
ONEQ	216	196	17
ONII	18	17	213
Total service charges incurred	$557	562	613

(16)	Accounting Changes and Corrections of Errors

The Company’s December 31, 2020 statutory financial statements reflect a change in valuation basis for annuity reserves and other deposit funds associated with the adoption of VM-21. The change is effective for all policies in-force. The impact of the change relating to reserves as of December 31, 2019 and prior was $366 and is reflected as a decrease to Unassigned surplus, as a Change in reserve basis, and an increase to Life and annuity policies and contract reserves. The cumulative prior period surplus impact of this change is shown as a direct adjustment to surplus within the Statutory Statements of Changes in Capital and Surplus in accordance with SSAP No. 3R, Accounting Changes and Corrections of Errors.

The Company’s December 31, 2021 statutory financial statements reflect a prior period adjustment relating to the calculation and recording of reserves in accordance with the New York Standard Scenario (“NYSS”). As of December 31, 2020, reserves were overstated by $1,084. The events contributing to the adjustment impact surplus as follows:

Change in reserves for future policy benefits and other funds	$1,084
Correction og errors, net of tax	$1,084

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2021

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the Balance Sheet [1]
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$1,916	1,922	1,916
Obligations of states and political subdivisions	11,950	12,024	11,950
Corporate securities	39,584	42,024	39,584
Asset-backed securities	3,369	3,458	3,369
Mortgage-backed securities	3,226	3,459	3,226
Total fixed maturity available-for-sale securities	60,045	62,887	60,045
Cash and cash equivalents	5,595		5,595
Total investments	$65,640		65,640

[1]	See Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses	Unearned premiums	Other policy claims and benefits payable	Premium revenue
2021 total	$—	32,059	—	—	(2,818)

2020 total	—	35,053	—	—	(716)

2019 total	—	34,178	—	—	(2,335)

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written[2]
2021 total	$2,389	35,075	—	2,935

2020 total	2,084	32,280	—	3,046

2020 total	1,973	37,815	—	3,323

[1]	Acquisition costs are not capitalized under statutory accounting.
[2]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2021:
Life insurance in force	$175	31,077	31,077	175	—%

Premiums:
Life insurance	—	635	635	—	—%
2020:
Life insurance in force	$175	31,320	31,320	175	—%

Premiums:
Life insurance	—	759	759	—	—%
2019:
Life insurance in force	$175	36,982	36,982	175	—%

Premiums:
Life insurance	—	759	759	—	—%

See accompanying report of independent registered public accounting firm.

Schedule V

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2021:
Valuation allowances –
None	$—	—	—	—	—

2020:
Valuation allowances –
None	$—	—	—	—	—

2019:
Valuation allowances –
None	$—	—	—	—	—

See accompanying report of independent registered public accounting firm.